    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 15, 2006.

                                                            FILE NO. 333-72042
                                                                    811-10559

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                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                 ------------

                                   FORM N-4

                            REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933

                                 ------------

PRE-EFFECTIVE AMENDMENT NO.                                / /
POST-EFFECTIVE AMENDMENT NO. 13                            /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 14                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                           SEPARATE ACCOUNT ELEVEN

                          (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                P.O. BOX 2999
                           HARTFORD, CT 06104-2999

                  (Address of Depositor's Principal Offices)

                                (860) 843-5445

              (Depositor's Telephone Number, Including Area Code)

                            CHRISTOPHER M. GRINNELL
                       HARTFORD LIFE INSURANCE COMPANY
                               P.O. BOX 2999
                           HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                 ------------

                APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                 ------------

It is proposed that this filing will become effective:

/ /      immediately upon filing pursuant to paragraph (b) of Rule 485

/X/      on July 1, 2006, pursuant to paragraph (b) of Rule 485

/ /      60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /      on                     pursuant to paragraph (a)(1) of Rule 485

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this post-effective amendment No. 13 to the registration statement on Form N-4 (File No. 333-72042) is to add the attached prospectus and statement of additional information, which describes Group Variable Annuity Contracts -- Standard (Series A), to the registration statement. This post effective amendment does not supercede previous post-effective amendments filed with the Securities and Exchange Commission under this File No. 333-72042 to the extent such post-effective amendments register other prospectuses and statements of additional information that describe other variable annuities.

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

                                    PART A

     GROUP VARIABLE CONTRACTS
     SEPARATE ACCOUNT ELEVEN
     STANDARD (SERIES A)                         [THE HARTFORD LOGO]

    This Prospectus describes information you should know before you purchase or become a Participant under a group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract.

    Hartford Life Insurance Company issues the Contracts for use in certain retirement programs adopted according to the Internal Revenue Code. The Contracts are available to Employers with at least $1 million of aggregate Participant Accounts at the time of purchase.

    You or your Employer allocate your plan Contribution to "Sub-Accounts." Sub-Accounts are subdivisions of one of our Separate Accounts that we establish to keep your Contributions separate from our company assets. The Sub-Accounts purchase shares of mutual funds that have investment strategies ranging from conservative to aggressive. You choose the Sub-Accounts that meet your investment goals and risk tolerance. For more information on the mutual funds see the section entitled "The Funds."

    For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

    Depending on which Sub-Accounts you select, the underlying mutual funds may be retail mutual funds that are available to the public, or mutual funds that are only available to insurance company separate accounts. Because your Contributions purchase Sub-Accounts, YOU DO NOT INVEST DIRECTLY IN ANY OF THE MUTUAL FUNDS. For a list of the Sub-Accounts available under the Contract, see the section entitled "The Funds."

    The Contracts may contain a General Account option. The General Account option has certain restrictions. The General Account option and these restrictions are not described in this Prospectus. The General Account option is not required to be registered with the Securities and Exchange Commission.

    If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the Securities and Exchange Commission. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

    The Commission doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

    This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commissions' website
(http://www.sec.gov).

    This group variable annuity contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

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Prospectus Dated: July 1, 2006
Statement of Additional Information Dated: July 1, 2006

                              TABLE OF CONTENTS

SECTION                                                                                                       PAGE
--------                                                                                                      ------
GLOSSARY OF SPECIAL TERMS....................................................................................    3
FEE TABLE....................................................................................................    5
SUMMARY......................................................................................................   11
PERFORMANCE RELATED INFORMATION..............................................................................   13
HARTFORD LIFE INSURANCE COMPANY..............................................................................   14
THE SEPARATE ACCOUNT.........................................................................................   14
THE FUNDS....................................................................................................   14
GENERAL ACCOUNT OPTION.......................................................................................   30
CONTRACT CHARGES.............................................................................................   30
   Contingent Deferred Sales Charge..........................................................................   30
   Annual Maintenance Fee....................................................................................   31
   Is there ever a time when the Contingent Deferred Sales Charge or Annual Maintenance Fee do not apply?....   31
   Mortality and Expense Risk and Administrative Charge......................................................   31
   Premium Taxes.............................................................................................   33
   Transfer Fee..............................................................................................   33
   Experience Rating under the Contracts.....................................................................   33
   Negotiated Charges and Fees...............................................................................   33
   Charges of the Funds......................................................................................   33
   Plan Related Expenses.....................................................................................   33
THE CONTRACTS................................................................................................   33
   The Contracts Offered.....................................................................................   33
   Assignments...............................................................................................   34
   Pricing and Crediting of Contributions....................................................................   34
   What is a Surrender Charge Offset?........................................................................   34
   May I make changes in the amounts of my Contribution?.....................................................   34
   Can I transfer from one Sub-Account to another?...........................................................   34
   Dollar Cost Averaging.....................................................................................   38
   May I request a loan from my Participant Account?.........................................................   39
   How do I know what my Participant Account is worth?.......................................................   39
   How are the underlying Fund shares valued?................................................................   39
DEATH BENEFITS...............................................................................................   41
   Determination of the Beneficiary..........................................................................   41
   Death before the Annuity Commencement Date................................................................   41
   Death on or after the Annuity Commencement Date...........................................................   41
SETTLEMENT PROVISIONS........................................................................................   42
   Can payment of the Surrender value ever be postponed beyond the seven-day period?.........................   42
   May I Surrender once Annuity Payments have started?.......................................................   42
   How do I elect an Annuity Commencement Date and Annuity payment option?...................................   43
   What is the minimum amount that I may select for an Annuity payment?......................................   43
   How are Contributions made to establish an Annuity Account?...............................................   43
   Can a Contract be suspended by a Contract Owner?..........................................................   43
   Annuity Payment Options...................................................................................   43
   Systematic Withdrawal Option..............................................................................   44
   How are Variable Annuity payments determined?.............................................................   45
FEDERAL TAX CONSIDERATIONS...................................................................................   46
   A. General................................................................................................   46
   B. Taxation of Hartford and the Separate Account..........................................................   46
   C. Diversification of the Separate Account................................................................   46
   D. Tax Ownership of the Assets in the Separate Account....................................................   47
   E. Non-Natural Persons as Owners..........................................................................   47
   F. Annuity Purchases by Nonresident Aliens and Foreign Corporations.......................................   48
   G. Generation Skipping Transfer Tax.......................................................................   48
MORE INFORMATION.............................................................................................   56
   Can a Contract be modified?...............................................................................   56
   Can Hartford waive any rights under a Contract?...........................................................   56
   How Contracts Are Sold....................................................................................   56
   Who is the custodian of the Separate Account's assets?....................................................   58
   Are there any material legal proceedings affecting the Separate Account?..................................   58
   How may I get additional information?.....................................................................   60
APPENDIX I -- ACCUMULATION UNIT VALUES.......................................................................   61
TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION....................................................   62

                          GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD: The period before the start of Annuity payments.

ACCUMULATION UNIT: A unit of measure used to calculate Separate Account values before we begin to make Annuity payments to you.

ADMINISTRATIVE OFFICE: Located at 200 Hopmeadow Street, Simsbury, CT 06089. The mailing address for correspondence concerning this Contract is P.O. Box 1583, Hartford, CT 06144-1583, except for overnight or express mail packages, which should be sent to: Attention: IPD/Retirement Plan Service Center, 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual charge for establishing and maintaining a Participant's Account under a Contract.

ANNUITANT: The person on whose life Annuity payments are based.

ANNUITANT'S ACCOUNT: An account established at the beginning of the Annuity Period for making Annuity payments under the Contracts.

ANNUITY: A series of payments for life or another designated period.

ANNUITY COMMENCEMENT DATE: The date we start to make Annuity payments to you.

ANNUITY PERIOD: The period during which we make Annuity payments to you.

ANNUITY UNIT: A unit of measure in the Separate Account used to calculate the value of Variable Annuity payments we make to you.

BENEFICIARY: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: Securities and Exchange Commission.

CONTRACT OWNER: The Employer or entity owning the Contract.

CONTRACT YEAR: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

CONTRIBUTION(S): The amount(s) paid or transferred or rolled over to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

DATE OF COVERAGE: The date on which we receive the application on behalf of a Participant.

EMPLOYER: An employer maintaining a Tax Sheltered Annuity plan, a Deferred Compensation Plan, or an Individual Retirement Annuity plan for its employees.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

GENERAL ACCOUNT: Our General Account that consists of all of our company assets, including any money you have invested in the General Account. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR US: Hartford Life Insurance Company.

MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

PARTICIPANT (ALSO, "YOU"): Any employee of an Employer electing to participate in a Contract.

PARTICIPANT ACCOUNT: An account to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under a Contract.

PARTICIPANT'S CONTRACT YEAR: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

PREMIUM TAX: A tax charged by a state or municipality on premiums, purchase payments or Contract values.

RELATED CONTRACT: Another contract or funding vehicle under your plan that may be considered when determining charges or benefits under the Contract described in this prospectus. Your Employer and Hartford agree as to whether another contract or funding vehicle is eligible as a Related Contract.

SURRENDER: Any partial or complete withdrawal of Contract values.

TAX SHELTERED ANNUITY (ALSO "TAX DEFERRED ANNUITY"): An Annuity Contract purchased by an Employer on behalf of its employees that qualifies for special tax treatment under section 403(b) of the Code.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

                                  FEE TABLE

    THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT OR, IF YOU ARE A PARTICIPANT, WHEN OPENING, HOLDING AND SURRENDERING A PARTICIPANT ACCOUNT UNDER THE CONTRACT.

    IF YOU ARE A CONTRACT OWNER, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. IF YOU ARE A PARTICIPANT, THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU OPEN A PARTICIPANT ACCOUNT OR SURRENDER A PARTICIPANT ACCOUNT UNDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU CONTRIBUTE TO THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of premium payments)....................................      None
Transfer Fee (1).........................................................................................   $     5
Contingent Deferred Sales Charge (as a percentage of amounts surrendered) (2)
     During First Year...................................................................................        5%
     During Second Year..................................................................................        4%
     During Third Year...................................................................................        3%
     During Fourth Year..................................................................................        2%
     During Fifth Year...................................................................................        1%
     During Sixth Year and thereafter....................................................................        0%

------------

(1) Currently we do not charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

(2) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

    THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)...............................................................................   $    30

MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value) (4)

   BEFORE ANNUITY COMMENCEMENT DATE:

RANGE OF MORTALITY AND EXPENSE RISK AND
ADMINISTRATIVE CHARGE FOR AGGREGATE
PARTICIPANT
ACCOUNTS                                                                                                 CHARGE
--------------------                                                                                     --------
   $1,000,000.00 to $4,999,999.99.....................................................................     1.25%
   $5,000,000.00 to $34,999,999.99....................................................................     0.85%
   $35,000,000.00 to $49,999,999.99...................................................................     0.65%
   $50,000,000.00 to $74,999,999.99...................................................................     0.50%
   $75,000,000.00 to $99,999,999.99...................................................................     0.35%
   $100,000,000.00 and over...........................................................................     0.00%

AFTER ANNUITY COMMENCEMENT DATE:
   All Participant Accounts...........................................................................     1.25%


------------

(3) The Annual Maintenance Fee is deducted from the Participant's Account at the end of each calendar quarter and is equal to an annual charge of $30. It is deducted proportionally from the investment options in use at the time of the charge.

(4) The Mortality and Expense Risk and Administrative Charge can be reduced (see "Experience Rating Under the Contracts" and "Negotiated Charges and Fees.")

    We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Mortality and Expense Risk and Administrative Charge and Annual Maintenance Fee. See "Experience Rating Under the Contracts" and "Negotiated Charges and Fees." We may also deduct a charge for Premium Taxes at the time of Surrender.

    THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT OR HAVE A PARTICIPANT ACCOUNT UNDER THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                                              Minimum     Maximum
--------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)                                                        0.65%        4.70%

EXAMPLE

    THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLES REFLECT A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $25,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. THE EXAMPLES ASSUME THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT OR PARTICIPANT ACCOUNT IS SURRENDERED. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $25,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.12%.

    THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

    EXAMPLE -- 0.00% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                 $   968
3 years                                                                $ 1,768
5 years                                                                $ 2,568
10 years                                                               $ 4,954

    (2) If you annuitize at the end of the applicable time period:

1 year                                                                 $   482
3 years                                                                $ 1,471
5 years                                                                $ 2,461
10 years                                                               $ 4,941

    (3) If you do not Surrender your Contract:

1 year                                                                 $   494
3 years                                                                $ 1,483
5 years                                                                $ 2,473
10 years                                                               $ 4,954

    EXAMPLE -- 0.35% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                 $ 1,003
3 years                                                                $ 1,867
5 years                                                                $ 2,727
10 years                                                               $ 5,228

    (2) If you annuitize at the end of the applicable time period:

1 year                                                                 $   518
3 years                                                                $ 1,573
5 years                                                                $ 2,622
10 years                                                               $ 5,216

    (3) If you do not Surrender your Contract:

1 year                                                                 $   530
3 years                                                                $ 1,585
5 years                                                                $ 2,634
10 years                                                               $ 5,228

    EXAMPLE -- 0.50% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                 $ 1,019
3 years                                                                $ 1,910
5 years                                                                $ 2,795
10 years                                                               $ 5,343

    (2) If you annuitize at the end of the applicable time period:

1 year                                                                 $   533
3 years                                                                $ 1,616
5 years                                                                $ 2,690
10 years                                                               $ 5,331

    (3) If you do not Surrender your Contract:

1 year                                                                 $   545
3 years                                                                $ 1,629
5 years                                                                $ 2,702
10 years                                                               $ 5,343

    EXAMPLE -- 0.65% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                 $ 1,034
3 years                                                                $ 1,952
5 years                                                                $ 2,862
10 years                                                               $ 5,456

    (2) If you annuitize at the end of the applicable time period:

1 year                                                                 $   548
3 years                                                                $ 1,660
5 years                                                                $ 2,758
10 years                                                               $ 5,444

    (3) If you do not Surrender your Contract:

1 year                                                                 $   561
3 years                                                                $ 1,672
5 years                                                                $ 2,770
10 years                                                               $ 5,456

    EXAMPLE -- 0.85% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                 $ 1,055
3 years                                                                $ 2,008
5 years                                                                $ 2,950
10 years                                                               $ 5,604

    (2) If you annuitize at the end of the applicable time period:

1 year                                                                 $   569
3 years                                                                $ 1,717
5 years                                                                $ 2,847
10 years                                                               $ 5,593

    (3) If you do not Surrender your Contract:

1 year                                                                 $   581
3 years                                                                $ 1,729
5 years                                                                $ 2,859
10 years                                                               $ 5,604

    EXAMPLE -- 1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE

    (1) If you Surrender your Contract at the end of the applicable time period:

1 year                                                                 $ 1,096
3 years                                                                $ 2,120
5 years                                                                $ 3,125
10 years                                                               $ 5,891

    (2) If you annuitize at the end of the applicable time period:

1 year                                                                 $   610
3 years                                                                $ 1,832
5 years                                                                $ 3,024
10 years                                                               $ 5,880

    (3) If you do not Surrender your Contract:

1 year                                                                 $   622
3 years                                                                $ 1,844
5 years                                                                $ 3,036
10 years                                                               $ 5,891

CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------------------

    When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit Values. Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-528-9009.

                                    SUMMARY

WHAT ARE THE CONTRACTS?

    The Contracts are group variable annuity contracts. They are issued in connection with certain Employer programs allowing employee participation and special tax treatment under the Code.

WHAT IS THE ACCUMULATION PERIOD?

    During the Accumulation Period, under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of a Separate Account.

    During the Accumulation Period, Participants may allocate monies held in a Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances.

WHAT IS THE CONTINGENT DEFERRED SALES CHARGE UNDER THE CONTRACT?

    We do not deduct sales charges at the time Contributions are made to the Contract. We deduct a Contingent Deferred Sales Charge from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                                                                     CONTINGENT
                                                                                                      DEFERRED
                                                                                                    SALES CHARGE
                                                                                                    AS A PERCENT
PARTICIPANT'S CONTRACT                                                                             OF PARTICIPANT
YEARS                                                                                                 ACCOUNT
--------------------------                                                                       -------------------
During the First Year.........................................................................            5%
During the Second Year........................................................................            4%
During the Third Year.........................................................................            3%
During the Fourth Year........................................................................            2%
During the Fifth Year.........................................................................            1%
During the Sixth Year and thereafter..........................................................            0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    No deduction for Contingent Deferred Sales Charges will be made in certain cases.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: Because we assume certain risks under the Contract, and we provide certain administrative services, we deduct a daily charge against all Contract values held in the Separate Account during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. We deduct this charge at an annual rate from the average daily net assets of the Separate Account. The Mortality and Expense Risk and Administrative Charge can be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    Before the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge depends on the amount of the aggregate Participant Accounts and equals:

                                                                                                  MORTALITY AND
                                                                                                     EXPENSE
                                                                                                     RISK AND
AGGREGATE PARTICIPANT                                                                             ADMINISTRATIVE
ACCOUNTS                                                                                              CHARGE
-----------------------------                                                                  ---------------------
$1,000,000.00 to $4,999,999.99..............................................................           1.25%
$5,000,000.00 to $34,999,999.99.............................................................           0.85%
$35,000,000.00 to $49,999,999.99............................................................           0.65%
$50,000,000.00 to 74,999,999.99.............................................................           0.50%
$75,000,000.00 to $99,999,999.99............................................................           0.35%
$100,000,000.00 and over....................................................................           0.00%

    After the Annuity Commencement Date, the rate of the Mortality and Expense Risk and Administrative Charge for all Participant Accounts is 1.25%.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

IS THERE A DEDUCTION FOR PREMIUM TAXES?

    We deduct during the Accumulation Period and at the time of annuitization, as appropriate, for the payment of any Premium Taxes levied against the Contract by a state or other governmental entity. The range is generally up to 3.50%.

IS THERE A DEATH BENEFIT?

    We will pay a Minimum Death Benefit if a Participant dies before the earlier of the Participant's 65th birthday or the Annuity Commencement Date.

PARTICIPANT ACCOUNT LOANS

    You can request a loan from your Participant Account under certain plans. To obtain a loan, you enter into a loan agreement with Hartford that describes all the terms, conditions, fees or charges of your loan. Your Employer's plan may further restrict the amount of your Participant Account available for a loan. Participant Account loans may not be available in all states or in all Contracts, or may be subject to other restrictions.

WHAT IS THE ANNUITY PERIOD?

    At the end of the Accumulation Period, you can allocate Contract values held less Premium Taxes, if applicable, with respect to your Participant Account to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contract.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

    When you purchase an Annuity, you may choose one of the following Annuity payment options, or receive a lump sum payment:

    LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

    LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

    UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payment Option 3 for a discussion of how the remaining value is determined.

    JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

- It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- This option does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders by the Annuitant are subject to the limitations set forth in the contract and we may deduct a Contingent Deferred Sales Charge.

    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT THE PAYMENTS FOR A DESIGNATED PERIOD OPTION (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYMENTS COMMENCE.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance. Certain Funds available through Separate Account Eleven are retail mutual funds that publish performance related information in newspapers, magazines, the internet and other media. Performance information published by a retail mutual fund will be different than the performance information published by Separate Account Eleven because performance information of a retail mutual fund does not include the expenses charged by Separate Account Eleven.

    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality and expense risk and administrative undertakings, if applicable, and the highest Annual Maintenance Fee.

    A Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality, and expense risk and administrative undertakings, if applicable, and do not take into account contingent deferred sales charges or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

    If applicable, a Sub-Account may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: the net investment income per unit earned during a recent 30 day period is divided by the unit value on the last day of the period. This figure reflects the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    A money market Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of the Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Separate Account level including the charge for mortality, expense risk, administrative undertakings and the Annual Maintenance Fee.

    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                             THE SEPARATE ACCOUNT

    We set aside and invest assets of the Contract in the Separate Account. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the Commission of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law. The Separate Account holds only assets for variable annuity contracts. The Separate Account:

    - Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

    - Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

    - Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

    - May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

    - Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

    WE DO NOT GUARANTEE THE INVESTMENT RESULTS OF THE SEPARATE ACCOUNT. THERE IS NO ASSURANCE THAT THE VALUE OF YOUR PARTICIPANT ACCOUNT WILL EQUAL THE TOTAL OF THE CONTRIBUTIONS MADE TO YOUR PARTICIPANT ACCOUNT.

    In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

    Separate Account Eleven was established on December 1, 2000.

                                  THE FUNDS

    The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each Fund's prospectus. Before investing, you should carefully read each Fund's prospectus along with this prospectus.

    We do not guarantee the investment results of any of the underlying Funds. THE FUNDS MAY NOT BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

    Some of the Funds are retail mutual funds that are also directly available to the public without a Separate Account. If you were to purchase these Funds directly from a broker or mutual fund company, you would not receive the death benefit or incur the expenses of the Separate Account.

    Some of the Funds are mutual funds that are dedicated exclusively for purchase by insurance company separate accounts. These Funds are not available directly to the public.

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
RETAIL MUTUAL FUNDS:
AIM BASIC VALUE FUND SUB-ACCOUNT        A I M Advisors, Inc.                   Long-term growth of capital
   which purchases Class A shares of
   the AIM Basic Value Fund
AIM EUROPEAN GROWTH FUND SUB-ACCOUNT    A I M Advisors, Inc.                   Long-term growth of capital
   which purchases Class A shares of
   the AIM European Growth Fund
AIM INTERNATIONAL GROWTH FUND           A I M Advisors, Inc.                   Long-term growth of capital
   SUB-ACCOUNT which purchases Class
   A shares of the AIM International
   Growth Fund
AIM MID CAP CORE EQUITY FUND            A I M Advisors, Inc.                   Long-term growth of capital
   SUB-ACCOUNT which purchases Class
   A shares of the AIM Mid Cap Core
   Equity Fund
AIM REAL ESTATE FUND SUB-ACCOUNT        A I M Advisors, Inc.; subadvised by    High total return
   which purchases Class A shares of    INVESCO Institutional (N.A.), Inc.
   the AIM Real Estate Fund
AIM SMALL CAP EQUITY FUND               A I M Advisors, Inc.                   Long-term growth of capital
   SUB-ACCOUNT which purchases Class
   A shares of the AIM Small Cap
   Equity Fund
ALGER CAPITAL APPRECIATION              Fred Alger Management, Inc.            Long-term capital appreciation
   INSTITUTIONAL FUND SUB-ACCOUNT
   which purchases Class I shares of
   Alger Capital Appreciation
   Institutional Fund of the Alger
   Institutional Funds
ALGER MIDCAP GROWTH INSTITUTIONAL       Fred Alger Management, Inc.            Long-term capital appreciation
   FUND SUB-ACCOUNT which purchases
   Class I shares of Alger MidCap
   Growth Institutional Fund of the
   Alger Institutional Funds
ALLIANCEBERNSTEIN BALANCED SHARES       AllianceBernstein L.P.                 Total return consistent with
   FUND SUB-ACCOUNT which purchases                                            reasonable risks through the
   Class A shares of the                                                       combination of income and long-term
   AllianceBernstein Balanced Shares                                           growth of capital
   Fund
ALLIANCEBERNSTEIN GLOBAL VALUE FUND     AllianceBernstein L.P.                 Long-term growth of capital
   SUB-ACCOUNT which purchases Class
   A shares of the Alliance
   Bernstein Global Value Fund
ALLIANCEBERNSTEIN GROWTH & INCOME       AllianceBernstein L.P.                 Long-term growth of capital
   FUND SUB-ACCOUNT which purchases
   Class A shares of the
   AllianceBernstein Growth & Income
   Fund

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN GROWTH FUND           AllianceBernstein L.P.                 Long-term growth of capital
   SUB-ACCOUNT which purchases Class
   A shares of the AllianceBernstein
   Growth Fund
ALLIANCEBERNSTEIN INTERNATIONAL         AllianceBernstein L.P.                 Long-term growth of capital
   VALUE FUND SUB-ACCOUNT which
   purchases Class A shares of the
   AllianceBernstein International
   Value Fund
ALLIANCEBERNSTEIN MID-CAP GROWTH        AllianceBernstein L.P.                 Long-term growth of capital
   FUND SUB-ACCOUNT which purchases
   Class A shares of the
   AllianceBernstein Mid Cap Growth
   Fund
ALLIANCEBERNSTEIN INTERNATIONAL         AllianceBernstein L.P.                 Long-term growth of capital
   GROWTH FUND SUB-ACCOUNT which
   purchases Class A shares of the
   AllianceBernstein International
   Growth Fund
ALLIANZ CCM MID CAP FUND which          Allianz Global Investors Fund          Growth of capital
   purchases Class A shares of          Management LLC
   Allianz CCM Mid Cap Fund
AMERICAN CENTURY EQUITY GROWTH FUND     American Century Investment            Long-term capital growth
   which purchases Advisor Class        Management, Inc.
   shares of American Century Equity
   Growth Fund
AMERICAN CENTURY EQUITY INCOME FUND     American Century Investment            Current income. Capital
   which purchases Advisor Class        Management, Inc                        appreciation is a secondary
   shares of American Century Equity                                           objective
   Income Fund
AMERICAN CENTURY LARGE COMPANY VALUE    American Century Investment            Long-term capital growth. Income is
   FUND which purchases Advisor         Management, Inc                        a secondary objective
   Class shares of American Century
   Large Company Value Fund
AMERICAN CENTURY ULTRA FUND which       American Century Investment            Long-term capital growth.
   purchases Advisor Class shares of    Management, Inc
   American Century Ultra Fund
AMERICAN CENTURY VISTA FUND which       American Century Investment            Long-term capital growth.
   purchases Advisor Class shares of    Management, Inc
   American Century Vista Fund
AMERICAN CENTURY INFLATION-ADJUSTED     American Century Investment            Total return and inflation
   BOND FUND which purchases Advisor    Management, Inc                        protection consistent with
   Class shares of American Century                                            investment in inflation-indexed
   Inflation-Adjusted Bond Fund                                                securities.
AMERICAN FUNDS AMCAP FUND               Capital Research and Management        Long-term growth of capital
   SUB-ACCOUNT which purchases Class    Company
   R3 shares of the American Funds
   AMCAP Fund

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS AMERICAN BALANCED        Capital Research and Management        Long-term growth of capital with
   FUND SUB-ACCOUNT which purchases     Company                                current income
   Class R3 shares of the American
   Funds American Balanced Fund
AMERICAN FUNDS AMERICAN MUTUAL FUND     Capital Research and Management        Current income, growth of capital
   SUB-ACCOUNT which purchases Class    Company                                and conservation of principal.
   R3 shares of the American Funds
   American Mutual Fund
AMERICAN FUNDS THE BOND FUND OF         Capital Research and Management        Current income and preservation of
   AMERICA FUND SUB-ACCOUNT which       Company                                capital
   purchases Class R3 shares of the
   American Funds The Bond Fund of
   America Fund
AMERICAN FUNDS CAPITAL WORLD GROWTH     Capital Research and Management        Long-term growth of capital and
   & INCOME FUND SUB-ACCOUNT which      Company                                current income
   purchases Class R3 shares of the
   American Funds Capital World
   Growth and Income Fund
AMERICAN FUNDS CAPITAL INCOME           Capital Research and Management        Current income that exceeds the
   BUILDER FUND which purchases         Company                                average yield on U.S. stocks, a
   Class R3 shares of the American                                             growing stream of income and growth
   Funds Capital Income Builder Fund                                           of capital
AMERICAN FUNDS EUROPACIFIC GROWTH       Capital Research and Management        Long-term growth of capital
   FUND SUB-ACCOUNT which purchases     Company
   Class R3 shares of the American
   Funds EuroPacific Growth Fund
AMERICAN FUNDS THE GROWTH FUND OF       Capital Research and Management        Long-term growth of capital
   AMERICA FUND SUB-ACCOUNT which       Company
   purchases Class R3 shares of the
   American Funds The Growth Fund of
   America Fund
AMERICAN FUNDS THE INCOME FUND OF       Capital Research and Management        Current income and capital growth
   AMERICA FUND SUB-ACCOUNT which       Company
   purchases Class R3 shares of the
   American Funds The Income Fund of
   America.
AMERICAN FUNDS THE INVESTMENT           Capital Research and Management        Capital appreciation with income
   COMPANY OF AMERICA FUND              Company
   SUB-ACCOUNT which purchases Class
   R3 shares of the American Funds
   The Investment Company of America
   Fund
AMERICAN FUNDS NEW ECONOMY FUND         Capital Research and Management        Long-term growth of capital
   SUB-ACCOUNT which purchases Class    Company
   R3 shares of the American Funds
   New Economy Fund.

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS NEW PERSPECTIVE FUND     Capital Research and Management        Long-term growth of capital
   SUB-ACCOUNT which purchases Class    Company
   R3 shares of the American Funds
   New Perspective Fund
AMERICAN FUNDS WASHINGTON MUTUAL        Capital Research and Management        Capital appreciation with income
   INVESTORS FUND SUB-ACCOUNT which     Company
   purchases Class R3 shares of the
   American Funds Washington Mutual
   Investors Fund
BLACKROCK GOVERNMENT INCOME FUND        BlackRock Advisors, Inc.               Maximize total return, consistent
   SUB-ACCOUNT which purchases Class                                           with income generation and prudent
   A shares of BlackRock Government                                            investment management
   Income Fund
BLACKROCK SMALL/MID-CAP GROWTH FUND     BlackRock Advisors, Inc.               Growth of capital
   SUB-ACCOUNT which purchases Class
   A shares of BlackRock
   Small/Mid-Cap Growth Fund
CALVERT SOCIAL INVESTMENT FUND BOND     Calvert Asset Management Company,      High level of current income
   PORTFOLIO SUB-ACCOUNT which          Inc
   purchases Class A shares of
   Calvert Social Investment Fund
   Bond Portfolio
CALVERT SOCIAL INVESTMENT EQUITY        Calvert Asset Management Company,      Growth of capital
   FUND SUB-ACCOUNT which purchases     Inc
   Class A shares of Calvert Social
   Investment Equity Fund
COLUMBIA MARSICO GROWTH FUND            Columbia Management Advisors           Long-term growth of capital
   SUB-ACCOUNT which purchases Class
   A shares of Columbia Marsico
   Growth Fund
COLUMBIA MARSICO INTERNATIONAL          Columbia Management Advisors           Long-term growth of capital
   OPPORTUNITIES FUND SUB-ACCOUNT
   which purchases Class A shares of
   Columbia Marsico International
   Opportunities Fund
DAVIS FINANCIAL FUND SUB-ACCOUNT        Davis Selected Advisers, L.P.;         Long-term growth of capital
   which purchases Class A shares of    sub-advised by Davis Selected
   the Davis Financial Fund             Advisers -- NY, Inc.
DAVIS NEW YORK VENTURE FUND             Davis Selected Advisers, L.P.;         Long-term growth of capital
   SUB-ACCOUNT which purchases Class    sub-advised by Davis Selected
   A shares of the Davis New York       Advisers -- NY, Inc.
   Venture Fund
DWS DREMAN HIGH RETURN EQUITY FUND      Deutsche Investment Management         High rate of total return
   SUB-ACCOUNT which purchases Class    Americas Inc.
   A shares of the DWS Dreman High
   Return Equity Fund (formerly
   Scudder Dreman High Return Equity
   Fund)

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
DWS RREEF REAL ESTATE SECURITIES        Deutsche Asset Management, Inc.        Long-term capital appreciation and
   FUND SUB-ACCOUNT which purchases                                            current income
   Class A shares of the DWS RREEF
   Real Estate Securities Fund
   (formerly Scudder RREEF Real
   Estate Securities Fund)
DWS GLOBAL THEMATIC FUND SUB-ACCOUNT    Deutsche Investment Management         Long-term growth of capital
   which purchases Class A shares of    Americas Inc
   the DWS Global Thematic Fund
   (formerly Scudder Global Fund)
EATON VANCE INCOME FUND OF BOSTON       Boston Management & Research           Current Income
   SUB-ACCOUNT which purchases Class
   A shares of the Eaton Vance
   Income Fund of Boston
EATON VANCE LARGE-CAP VALUE FUND        Boston Management & Research           Total return
   SUB-ACCOUNT which purchases Class
   A shares of the Eaton Vance
   Large-Cap Value Fund
EATON VANCE UTILITIES FUND              Boston Management & Research           Total Return
   SUB-ACCOUNT which purchases Class
   A shares of the Eaton Vance
   Utilities Fund
EATON VANCE WORLDWIDE HEALTH            OrbiMed Advisors LLC                   Long-term capital growth
   SCIENCES FUND SUB-ACCOUNT which
   purchases Class A shares of the
   Eaton Vance Worldwide Health
   Sciences Fund
EVERGREEN ASSET ALLOCATION FUND         Evergreen Investment Management        Total return
   SUB-ACCOUNT which purchases Class    Company, LLC
   A shares of Evergreen Asset
   Allocation Fund
EVERGREEN CORE BOND FUND SUB-ACCOUNT    Evergreen Investment Management        Total return through a combination
   which purchases Class A shares of    Company, LLC                           of current income and capital growth
   the Evergreen Core Bond Fund
EVERGREEN INTERNATIONAL EQUITY FUND     Evergreen Investment Management        Long-term capital growth
   SUB-ACCOUNT which purchases Class    Company, LLC
   A shares of the Evergreen
   International Equity Fund
FEDERATED CAPITAL APPRECIATION FUND     Federated Equity Management Company    Capital appreciation
   SUB-ACCOUNT which purchases Class    of Pennsylvania
   A shares of the Federated Capital
   Appreciation Fund
FEDERATED KAUFMANN FUND SUB-ACCOUNT     Federated Equity Management Company    Capital appreciation
   which purchases Class K shares of    of Pennsylvania
   the Federated Kaufmann Fund

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
FEDERATED MID-CAP GROWTH STRATEGIES     Federated Equity Management Company    Capital appreciation
   FUND SUB-ACCOUNT which purchases     of Pennsylvania
   Class A shares of the Federated
   Mid-Cap Growth Strategies Fund
FIDELITY ADVISOR EQUITY GROWTH FUND     Fidelity Management & Research         Capital appreciation
   SUB-ACCOUNT which purchases Class    Company
   T shares of the Fidelity Advisor
   Equity Growth Fund
FRANKLIN CAPITAL GROWTH FUND            Franklin Advisers, Inc.                Capital appreciation
   SUB-ACCOUNT which purchases Class
   A shares of the Franklin Capital
   Growth Fund
FRANKLIN GROWTH FUND SUB-ACCOUNT        Franklin Advisers, Inc.                Capital appreciation
   which purchases Class A shares of
   the Franklin Growth Fund
FRANKLIN INCOME FUND SUB-ACCOUNT        Franklin Advisers, Inc.                Maximize income while maintaining
   which purchases Class A shares of                                           prospects for capital appreciation
   the Franklin Income Fund
FRANKLIN SMALL CAP VALUE FUND           Franklin Advisers, Inc.                Long-term total return
   SUB-ACCOUNT which purchases Class
   A shares of the Franklin Small
   Cap Value Fund
FRANKLIN TEMPLETON CONSERVATIVE         Franklin Advisers, Inc.                Highest level of long-term total
   TARGET FUND SUB-ACCOUNT which                                               return, consistent with a lower
   purchases Class A shares of the                                             level of risk
   Franklin Templeton Conservative
   Target Fund
FRANKLIN TEMPLETON GROWTH TARGET        Franklin Advisers, Inc.                Highest level of long-term total
   FUND SUB-ACCOUNT which purchases                                            return, consistent with a higher
   Class A shares of the Franklin                                              level of risk
   Templeton Growth Target Fund
FRANKLIN TEMPLETON MODERATE TARGET      Franklin Advisers, Inc.                Highest level of long-term total
   FUND SUB-ACCOUNT which purchases                                            return, consistent with a moderate
   Class A shares of Franklin                                                  level of risk
   Templeton Moderate Target Fund
FRANKLIN TOTAL RETURN FUND              Franklin Advisers, Inc.                High current income, consistent
   SUB-ACCOUNT which purchases Class                                           with preservation of capital
   A shares of the Franklin Total
   Return Fund
MUTUAL BEACON FUND SUB-ACCOUNT which    Franklin Mutual Advisers, LLC          Capital appreciation
   purchases Class A shares of the
   Mutual Beacon Fund
MUTUAL DISCOVERY FUND SUB-ACCOUNT       Franklin Mutual Advisers, LLC.         Capital appreciation
   which purchases Class A shares of
   the Mutual Discovery Fund

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND SUB-ACCOUNT which    Franklin Mutual Advisers, LLC.         Capital appreciation
   purchases Class A shares of the
   Mutual Shares Fund
GOLDMAN SACHS CAPITAL GROWTH FUND       Goldman Sachs Asset Management, L.P.   Long-term growth of capital
   SUB-ACCOUNT which purchases Class
   A shares of the Goldman Sachs
   Capital Growth Fund
GOLDMAN SACHS GOVERNMENT INCOME FUND    Goldman Sachs Asset Management, L.P.   High level of current income,
   SUB-ACCOUNT which purchases Class                                           consistent with safety of principal
   A shares of the Goldman Sachs
   Government Income Fund
GOLDMAN SACHS GROWTH OPPORTUNITIES      Goldman Sachs Asset Management, L.P.   Long-term growth of capital
   FUND SUB-ACCOUNT which purchases
   Class A shares of the Goldman
   Sachs Growth Opportunities Fund
GOLDMAN SACHS MID CAP VALUE FUND        Goldman Sachs Asset Management, L.P.   Long-term capital appreciation
   SUB-ACCOUNT which purchases Class
   A shares of the Goldman Sachs Mid
   Cap Value Fund
GOLDMAN SACHS SMALL CAP VALUE FUND      Goldman Sachs Asset Management, L.P.   Long-term growth of capital
   SUB-ACCOUNT which purchases Class
   A shares of the Goldman Sachs
   Small Cap Value Fund
IVY GLOBAL NATURAL RESOURCES FUND       Ivy Investment Management Company      Long-term growth
   SUB-ACCOUNT which purchases Class
   A shares of the Ivy Global
   Natural Resources Fund
IVY LARGE CAP GROWTH FUND               Ivy Investment Management Company      Investment appreciation
   SUB-ACCOUNT which purchases Class
   A shares of the Ivy Large Cap
   Growth Fund
JANUS ADVISER FLEXIBLE BOND FUND        Janus Capital Management LLC           Maximum total return, consistent
   SUB-ACCOUNT which purchases Class                                           with preservation of capital
   S shares of the Janus Adviser
   Flexible Bond Fund
JANUS ADVISER FORTY FUND SUB-ACCOUNT    Janus Capital Management LLC           Long-term growth of capital
   which purchases Class S shares of
   the Janus Adviser Forty Fund
JANUS ADVISER INTERNATIONAL GROWTH      Janus Capital Management LLC           Long-term growth of capital
   FUND SUB-ACCOUNT which purchases
   Class S shares of the Janus
   Adviser International Growth Fund
LEGG MASON PARTNERS AGGRESSIVE          Smith Barney Fund Management LLC       Capital appreciation
   GROWTH FUND SUB-ACCOUNT which
   purchases Class A shares of the
   Legg Mason Partners Aggressive
   Growth Fund

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS FUNDAMENTAL         Smith Barney Fund Management LLC       Long-term capital growth. Current
   VALUE FUND SUB-ACCOUNT which                                                income is a secondary consideration
   purchases Class A shares of the
   Legg Mason Partners Fundamental
   Value Fund
LEGG MASON PARTNERS SMALL CAP VALUE     Smith Barney Fund Management LLC.      Long-term capital growth
   FUND SUB-ACCOUNT which purchases
   Class A shares of the Legg Mason
   Partners Small Cap Value Fund
LIFEPATH 2010 PORTFOLIO SUB-ACCOUNT     Barclays Global Fund Advisors          Managed for investors planning to
   which purchases Class R shares of                                           retire in approximately 2010
   the Lifepath 2010 Portfolio
LIFEPATH 2020 PORTFOLIO SUB-ACCOUNT     Barclays Global Fund Advisors          Managed for investors planning to
   which purchases Class R shares of                                           retire in approximately 2020
   the Lifepath 2020 Portfolio
LIFEPATH 2030 PORTFOLIO SUB-ACCOUNT     Barclays Global Fund Advisors          Managed for investors planning to
   which purchases Class R shares of                                           retire in approximately 2030
   the Lifepath 2030 Portfolio
LIFEPATH 2040 PORTFOLIO SUB-ACCOUNT     Barclays Global Fund Advisors          Managed for investors planning to
   which purchases Class R shares of                                           retire in approximately 2040
   the Lifepath 2040 Portfolio
LIFEPATH RETIREMENT PORTFOLIO           Barclays Global Fund Advisors          Managed for investors planning to
   SUB-ACCOUNT which purchases Class                                           seek income and moderate long-term
   R shares of the Lifepath                                                    growth of capital
   Retirement Portfolio
LORD ABBETT AFFILIATED FUND             Lord, Abbett & Co. LLC                 Long-term growth of capital and
   SUB-ACCOUNT which purchases Class                                           income without excessive
   A shares of the Lord Abbett                                                 fluctuations in market value
   Affiliated Fund
LORD ABBETT BOND-DEBENTURE FUND         Lord, Abbett & Co. LLC                 High current income and the
   SUB-ACCOUNT which purchases Class                                           opportunity for capital
   A shares of the Lord Abbett                                                 appreciation to produce a high
   Bond-Debenture Fund                                                         total return
LORD ABBETT INTERNATIONAL CORE          Lord, Abbett & Co. LLC                 Long-term capital appreciation
   EQUITY FUND SUB-ACCOUNT which
   purchases Class A shares of the
   Lord Abbett International Core
   Equity Fund
LORD ABBETT SMALL CAP BLEND FUND        Lord, Abbett & Co. LLC                 Long-term growth of capital by
   SUB-ACCOUNT which purchases Class                                           investing primarily in stocks of
   A shares of the Lord Abbett Small                                           small companies
   Cap Blend Fund
MARSHALL INTERNATIONAL STOCK FUND       M&I Investment Management Corp;        Capital appreciation
   SUB-ACCOUNT which purchases Class    subadvisors Triology Global
   Y shares of the Marshall             Advisors LLP and Acadian Asset
   International Stock Fund             Management, Inc.

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
MARSHALL MID-CAP VALUE FUND             M&I Investment Management Corp.        Capital appreciation
   SUB-ACCOUNT which purchases Class
   Y shares of the Marshall Mid-Cap
   Value Fund
MERRILL LYNCH GLOBAL ALLOCATION FUND    Merrill Lynch Investment Managers,     High total investment return
   SUB-ACCOUNT which purchases Class    L.P., sub-advisor Merrill Lynch
   A shares of the Merrill Lynch        Asset Management U.K. Limited.
   Global Allocation Fund, Inc.
MERRILL LYNCH GLOBAL FINANCIAL          Fund Asset Management, L.P.,           Capital appreciation
   SERVICES FUND SUB-ACCOUNT which      sub-advisor Merrill Lynch Asset
   purchases Class A shares of the      Management U.K. Limited.
   Merrill Lynch Global Financial
   Services Fund, Inc.
MERRILL LYNCH LARGE CAP CORE FUND       Fund Asset Management, L.P.,           Long term capital growth
   SUB-ACCOUNT which purchases Class    sub-advisor Merrill Lynch Asset
   A shares of the Merrill Lynch        Management U.K. Limited.
   Large Cap Core Fund, a series of
   the Merrill Lynch Large Cap
   Series Fund, Inc.
MERRILL LYNCH MID CAP VALUE             Merrill Lynch Investment Managers,     Capital appreciation and
   OPPORTUNITIES FUND SUB-ACCOUNT       L.P., sub-advisor Merrill Lynch        secondarily, income
   which purchases Class A shares of    Asset Management U.K. Limited.
   the Merrill Lynch Mid Cap Value
   Opportunities Fund, Inc.
MERRILL LYNCH SMALL CAP GROWTH FUND     Fund Asset Management, L.P.,           Long-term capital growth
   SUB-ACCOUNT which purchases Class    sub-advisor Merrill Lynch
   A shares of the Merrill Lynch        Investment Managers International
   Small Cap Growth Fund, a series      Limited.
   of the Mercury Funds, Inc.
MERRILL LYNCH STRATEGY LONG-TERM        Fund Asset Management, L.P.            Long term capital growth
   GROWTH FUND SUB-ACCOUNT which
   purchases Class A shares of the
   Merrill Lynch Strategy Long-Term
   Growth Fund, a series of the
   Merrill Lynch Strategy Series,
   Inc.
MERRILL LYNCH VALUE OPPORTUNITIES       Fund Asset Management, L.P.            Long term growth of capital
   FUND SUB-ACCOUNT which purchases
   Class A shares of the Merrill
   Lynch Value Opportunities Fund,
   Inc.
MFS INTERNATIONAL NEW DISCOVERY FUND    Massachusetts Financial Services       Capital appreciation
   SUB-ACCOUNT which purchases Class    Company
   R4 shares of the MFS
   International New Discovery Fund
MFS NEW ENDEAVOR FUND SUB-ACCOUNT       Massachusetts Financial Services       Capital appreciation
   which purchases Class R4 shares      Company
   of the MFS New Endeavor Fund

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
MFS RESEARCH BOND FUND SUB-ACCOUNT      Massachusetts Financial Services       Total return (high current income
   which purchases Class R4 shares      Company                                and long-term growth of capital)
   of the MFS Research Bond Fund
MFS STRATEGIC VALUE FUND SUB-ACCOUNT    Massachusetts Financial Services       Capital appreciation
   which purchases Class R4 shares      Company
   of the MFS Strategic Value Fund
MFS TOTAL RETURN FUND SUB-ACCOUNT       Massachusetts Financial Services       Above-average income
   which purchases Class R4 shares      Company
   of the MFS Total Return Fund
MFS UTILITIES FUND SUB-ACCOUNT which    Massachusetts Financial Services       Capital growth and current
   purchases Class R4 shares of the     Company
   MFS Utilities Fund
OPPENHEIMER CAPITAL INCOME FUND         OppenheimerFunds, Inc.                 Current income
   SUB-ACCOUNT which purchases Class
   A shares of the Oppenheimer
   Capital Income Fund
OPPENHEIMER EQUITY FUND SUB-ACCOUNT     OppenheimerFunds, Inc.                 Capital appreciation
   which purchases Class A shares of
   the Oppenheimer Equity Fund
OPPENHEIMER GLOBAL FUND SUB-ACCOUNT     OppenheimerFunds, Inc.                 Long term capital appreciation
   which purchases Class A shares of
   the Oppenheimer Global Fund
OPPENHEIMER GOLD & SPECIAL METALS       OppenheimerFunds, Inc.                 Capital appreciation
   FUND SUB-ACCOUNT which purchases
   Class A shares of the Oppenheimer
   Gold & Special Metals Fund
OPPENHEIMER INTERNATIONAL BOND FUND     OppenheimerFunds, Inc.                 Total return
   SUB-ACCOUNT which purchases Class
   A shares of the Oppenheimer
   International Bond Fund
OPPENHEIMER INTERNATIONAL GROWTH        OppenheimerFunds, Inc.                 Long-term growth
   FUND SUB-ACCOUNT which purchases
   Class A shares of the Oppenheimer
   International Growth Fund
OPPENHEIMER MAIN STREET OPPORTUNITY     OppenheimerFunds, Inc.                 Long-term capital appreciation
   FUND SUB-ACCOUNT which purchases
   Class A shares of the Oppenheimer
   Main Street Opportunity Fund
OPPENHEIMER MAIN STREET SMALL CAP       OppenheimerFunds, Inc.                 Capital appreciation
   FUND SUB-ACCOUNT which purchases
   Class A shares of the Oppenheimer
   Main Street Small Cap Fund

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID- CAP VALUE     OppenheimerFunds, Inc.                 Capital appreciation
   FUND SUB-ACCOUNT which purchases
   Class A shares of the Oppenheimer
   Small- & Mid- Cap Value Fund
PIMCO EMERGING MARKETS BOND FUND        PIMCO                                  Maximum total return, consistent
   SUB-ACCOUNT which purchases Class                                           with preservation of capital and
   A shares of the PIMCO Emerging                                              prudent investment management
   Markets Bond Fund
PIMCO REAL RETURN FUND SUB-ACCOUNT      PIMCO.                                 Maximum real return, consistent
   which purchases Class A shares of                                           with preservation of real capital
   the PIMCO Real Return Fund                                                  and prudent investment management
PIMCO TOTAL RETURN FUND SUB-ACCOUNT     PIMCO                                  Maximum total return, consistent
   which purchases Class A shares of                                           with preservation of capital and
   the PIMCO Total Return Fund                                                 prudent investment management
PIONEER FUND SUB-ACCOUNT which          Pioneer Investment Management, Inc.    Reasonable income and capital growth
   purchases Class A shares of the
   Pioneer Fund
PIONEER HIGH YIELD FUND SUB-ACCOUNT     Pioneer Investment Management, Inc.    Total return through a combination
   which purchases Class A shares of                                           of income and capital appreciation
   the Pioneer High Yield Fund
PIONEER MID-CAP VALUE FUND              Pioneer Investment Management, Inc.    Capital appreciation by investing
   SUB-ACCOUNT which purchases Class                                           in a diversified portfolio of
   A shares of the Pioneer Mid-Cap                                             securities consisting primarily of
   Value Fund                                                                  common stocks
PIONEER SMALL CAP VALUE FUND            Pioneer Investment Management, Inc.    Capital growth by investing in a
   SUB-ACCOUNT which purchases Class                                           diversified portfolio of securities
   A shares of the Pioneer Small Cap                                           consisting primarily of common
   Value Fund                                                                  stocks
PIONEER STRATEGIC INCOME FUND           Pioneer Investment Management, Inc.    High level of current income
   SUB-ACCOUNT which purchases Class
   A shares of the Pioneer Strategic
   Income Fund
PUTNAM EQUITY INCOME FUND               Putnam Investment Management, LLC      Current income and capital growth
   SUB-ACCOUNT which purchases Class
   A shares of the Putnam Equity
   Income Fund
PUTNAM NEW VALUE FUND SUB-ACCOUNT       Putnam Investment Management, LLC      Long-term capital appreciation
   which purchases Class A shares of
   the Putnam New Value Fund
PUTNAM SMALL CAP GROWTH FUND            Putnam Investment Management, LLC      Capital appreciation
   SUB-ACCOUNT which purchases Class
   A shares of the Putnam Small Cap
   Growth Fund
PUTNAM VISTA FUND SUB-ACCOUNT which     Putnam Investment Management, LLC      Capital appreciation
   purchases Class A shares of the
   Putnam Vista Fund

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
PUTNAM INVESTORS FUND SUB-ACCOUNT       Putnam Investment Management, LLC      Long-term growth of capital
   which purchases Class A shares of
   the Putnam Investors Fund
SALOMON BROTHERS SMALL CAP GROWTH       Salomon Brothers Asset Management      Long-term growth of capital
   FUND SUB-ACCOUNT which purchases     Inc
   Class A shares of the Salomon
   Brothers Small Cap Growth Fund
SELIGMAN COMMUNICATION & INFORMATION    J. & W. Seligman & Co. Incorporated.   Capital gain
   FUND SUB-ACCOUNT which purchases
   Class A shares of the Seligman
   Communication & Information Fund
SSGA SMALL CAP FUND SUB-ACCOUNT         SSgA Funds Management, Inc.            Maximize total return through
   which purchases Class R shares of                                           investment in equity securities
   the SSgA Small Cap Fund
TCW SELECT EQUITIES FUND SUB-ACCOUNT    TWC Investment Management Company      Long-term capital appreciation
   which purchases Class K shares of
   the TCW Select Equities Fund
TEMPLETON FOREIGN FUND SUB-ACCOUNT      Templeton Global Advisors Limited      Long-term capital growth
   which purchases Class A shares of
   the Templeton Foreign Fund
TEMPLETON GROWTH FUND SUB-ACCOUNT       Templeton Global Advisors Limited      Long-term capital growth
   which purchases Class A shares of
   the Templeton Growth Fund
TEMPLETON DEVELOPING MARKETS TRUST      Templeton Asset Management Ltd.        Long-term capital appreciation
   SUB-ACCOUNT which purchases Class
   A shares of the Templeton
   Developing Markets Trust
THORNBURG CORE GROWTH FUND              Thornburg Investment Management,       Long-term growth of capital
   SUB-ACCOUNT which purchases Class    Inc.
   R1 shares of the Thornburg Core
   Growth Fund
THORNBURG INTERNATIONAL VALUE FUND      Thornburg Investment Management,       Long-term capital appreciation
   SUB-ACCOUNT which purchases Class    Inc.
   R1 shares of the Thornburg
   International Value Fund
THORNBURG VALUE FUND SUB-ACCOUNT        Thornburg Investment Management,       Long-term capital appreciation
   which purchases Class R1 shares      Inc.
   of the Thornburg Value Fund
UBS GLOBAL ALLOCATION FUND              UBS Global Asset Management            Maximize total return, consisting
   SUB-ACCOUNT which purchases Class    (Americas) Inc.                        of capital appreciation and current
   A shares of the UBS Global                                                  income
   Allocation Fund

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
UBS U.S. ALLOCATION FUND SUB-ACCOUNT    UBS Global Asset Management            Total return, consisting of
   which purchases Class A shares of    (Americas) Inc.                        long-term capital appreciation and
   the UBS Global Allocation Fund                                              current income
VAN KAMPEN COMSTOCK FUND SUB-ACCOUNT    Van Kampen Asset Management            Seeks capital growth and income
   which purchases Class A shares of                                           through investments in equity
   the Van Kampen Comstock Fund                                                securities, including common
                                                                               stocks, preferred stocks and
                                                                               securities convertible into common
                                                                               and preferred stocks
VAN KAMPEN EQUITY AND INCOME FUND       Van Kampen Asset Management            Seeks highest possible income
   SUB-ACCOUNT which purchases Class                                           consistent with safety of
   A shares of the Van Kampen Equity                                           principal. Long-term growth of
   and Income Fund                                                             capital is an important secondary
                                                                               objective
VAN KAMPEN GROWTH & INCOME FUND         Van Kampen Asset Management            Seeks income and long-term growth
   SUB-ACCOUNT which purchases Class                                           of capital
   A shares of the Van Kampen Growth
   & Income Fund
VAN KAMPEN SMALL CAP GROWTH FUND        Van Kampen Asset Management            Capital appreciation
   SUB-ACCOUNT which purchases Class
   A shares of the Van Kampen Small
   Cap Growth Fund
VAN KAMPEN REAL ESTATE FUND             Van Kampen Asset Management            Seeks long-term growth of capital,
   SUB-ACCOUNT which purchases Class                                           with current income as a secondary
   A shares of the Van Kampen Real                                             investment objective
   Estate Fund
VICTORY DIVERSIFIED STOCK FUND          Victory Capital Management Inc.        Long-term growth of capital
   SUB-ACCOUNT which purchases Class
   A shares of the Victory
   Diversified Stock Fund
VICTORY SPECIAL VALUE FUND              Victory Capital Management Inc.        Long-term growth of capital and
   SUB-ACCOUNT which purchases Class                                           dividend income
   A shares of the Victory Special
   Value Fund
WM EQUITY INCOME FUND SUB-ACCOUNT       WM Advisors, Inc.                      The fund seeks relatively high
   which purchases Class A shares of                                           current income and long term growth
   the WM Equity Income Fund                                                   of income & capital
WM MID CAP STOCK FUND SUB-ACCOUNT       WM Advisors, Inc.                      The fund seeks to provide long term
   which purchases Class A shares of                                           capital appreciation
   the WM Mid Cap Stock Fund
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
HARTFORD ADVISERS HLS FUND              HL Investment Advisors, LLC;           Maximum long-term total return
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington
   IB shares of Hartford Advisers       Management Company, LLP
   HLS Fund of Hartford Series Fund,
   Inc.

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND    HL Investment Advisors, LLC;           Growth of capital
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington
   IB shares of Hartford Disciplined    Management Company, LLP
   Equity HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD DIVIDEND AND GROWTH HLS        HL Investment Advisors, LLC;           High level of current income
   FUND SUB-ACCOUNT which purchases     sub-advised by Wellington              consistent with growth of capital
   Class IB shares of Hartford          Management Company, LLP
   Dividend and Growth HLS Fund of
   Hartford Series Fund, Inc.
HARTFORD GLOBAL COMMUNICATIONS HLS      HL Investment Advisors, LLC;           Long-term capital appreciation
   FUND SUB-ACCOUNT which purchases     sub-advised by Wellington
   Class IB shares of Hartford          Management Company, LLP
   Global Communications HLS Fund of
   Hartford Series Fund, Inc.
HARTFORD GLOBAL HEALTH HLS FUND         HL Investment Advisors, LLC;           Long-term capital appreciation
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington
   IB shares of Hartford Global         Management Company, LLP
   Health HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD GLOBAL LEADERS HLS FUND        HL Investment Advisors, LLC;           Growth of capital
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington
   IB shares of Hartford Global         Management Company, LLP
   Leaders HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD GLOBAL TECHNOLOGY HLS FUND     HL Investment Advisors, LLC;           Long-term capital appreciation
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington
   IB shares of Hartford Global         Management Company, LLP
   Technology HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD GROWTH OPPORTUNITIES HLS       HL Investment Advisors, LLC;           Short- and long-term capital
   FUND SUB-ACCOUNT which purchases     sub-advised by Wellington              appreciation
   Class IB shares of Hartford          Management Company, LLP
   Growth Opportunities HLS Fund of
   Hartford HLS Series Fund II, Inc.
HARTFORD GROWTH HLS FUND SUB-ACCOUNT    HL Investment Advisors, LLC;           Long term capital appreciation
   which purchases Class IB shares      sub-advised by Wellington
   of Hartford Growth HLS Fund of       Management Company, LLP
   Hartford Series Fund, Inc.
HARTFORD INDEX HLS FUND SUB-ACCOUNT     HL Investment Advisors, LLC;           Investment results which
   which purchases Class IB shares      sub-advised by Hartford Investment     approximate the price and yield
   of Hartford Index HLS Fund of        Management Company                     performance of publicly traded
   Hartford Series Fund, Inc.                                                  common stocks in the aggregate
HARTFORD MONEY MARKET HLS FUND          HL Investment Advisors, LLC;           Maximum current income consistent
   SUB-ACCOUNT which purchases Class    sub-advised by Hartford Investment     with liquidity and preservation of
   IB shares of Hartford Money          Management Company                     capital
   Market HLS Fund of Hartford
   Series Fund, Inc.

SUB-ACCOUNT/FUND                                      ADVISOR                           OBJECTIVE SUMMARY
--------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL-CAP GROWTH HLS FUND      HL Investment Advisors, LLC;           Maximum short- and long-term
   SUB-ACCOUNT which purchases Class    sub-advised by Wellington              capital appreciation
   IB shares of Hartford Small-Cap      Management Company, LLP
   Growth HLS Fund of Hartford
   Series Fund, Inc
HARTFORD TOTAL RETURN BOND HLS FUND     HL Investment Advisors, LLC;           Competitive total return, with
   SUB-ACCOUNT which purchases Class    sub-advised by Hartford Investment     income as a secondary objective
   IB shares of Hartford Total          Management Company
   Return Bond HLS Fund of Hartford
   Series Fund, Inc.
HARTFORD VALUE OPPORTUNITIES HLS        HL Investment Advisors, LLC;           Short- and long-term capital
   FUND SUB-ACCOUNT which purchases     sub-advised by Wellington              appreciation
   Class IB shares of Hartford Value    Management Company, LLP
   Opportunities HLS Fund of
   Hartford HLS Series Fund II, Inc.


    MIXED AND SHARED FUNDING: Shares of the Funds that are dedicated to insurance company separate accounts are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

    VOTING RIGHTS: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

    - Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

    - Send proxy materials and a form of instructions to the Contract Owner that may be used to tell us how to vote the Fund shares held for the Contract;

    - Arrange for the handling and tallying of proxies received from Contract Owners;

    - Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner; and

    - Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners may attend any shareholder meeting at which shares held for their Contract may be voted.

    During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits will decrease.

    SUBSTITUTION, ADDITION OR DELETION OF FUNDS, SEPARATE ACCOUNTS AND/OR SUB-
ACCOUNTS: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

    We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

    ADMINISTRATIVE AND DISTRIBUTION SERVICES: Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

                            GENERAL ACCOUNT OPTION

    IMPORTANT INFORMATION YOU SHOULD KNOW: THE PORTION OF THE CONTRACT RELATING TO THE GENERAL ACCOUNT OPTION IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE GENERAL ACCOUNT OPTION IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). NEITHER THE GENERAL ACCOUNT OPTION NOR ANY INTEREST IN THE GENERAL ACCOUNT OPTION IS SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE
1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE GENERAL ACCOUNT OPTION.

    The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account are available to our general creditors.

    DECLARED RATE OF INTEREST: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

    GUARANTEED RATE OF INTEREST: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

    DISTRIBUTIONS AND TRANSFERS: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred.

                               CONTRACT CHARGES

    CONTINGENT DEFERRED SALES CHARGE: The purpose of the Contingent Deferred Sales Charge is to cover expenses relating to the sale and distribution of the Contracts, including:

    - the cost of preparing sales literature,

    - commissions and other compensation paid to distributing organizations and their sales personnel, and

    - other distribution related activities.

    If the Contingent Deferred Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

    There is no deduction for the Contingent Deferred Sales Charge at the time Contributions are made to the Contract. The Contingent Deferred Sales Charge is deducted from Surrenders of or from the Contract. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to a Participant's Account before the Surrender. It is a percentage of the amount Surrendered.

                                                                                                   CONTINGENT
PARTICIPANT'S CONTRACT                                                                              DEFERRED
YEARS                                                                                             SALES CHARGE
--------------------------                                                                     -------------------
During the First Year.......................................................................            5%
During the Second Year......................................................................            4%
During the Third Year.......................................................................            3%
During the Fourth Year......................................................................            2%
During the Fifth Year.......................................................................            1%
During the Sixth Year and thereafter........................................................            0%

    We may reduce the amount or term of the Contingent Deferred Sales Charge (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    When you request a full Surrender, the Contingent Deferred Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

> Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Contingent Deferred Sales Charge).

    If you request a partial Surrender and ask for a specific dollar amount, the Contingent Deferred Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

> Example: You ask for $1,000 when the applicable Contingent Deferred Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Contingent Deferred Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

    ANNUAL MAINTENANCE FEE: We deduct an Annual Maintenance Fee from the value of each Participant Account under a Contract. The maximum Annual Maintenance Fee is $30 per year, but this fee may be reduced or waived (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    We deduct one-quarter of the Annual Maintenance Fee on the last business day of each calendar quarter. However, if you Surrender the value of your Participant Account in full at any time before the last business day of the calendar quarter, we will deduct one quarter of the Annual Maintenance Fee from the proceeds of the Surrender. We do not deduct the Annual Maintenance Fee during the Annuity Period under a Contract. We deduct the Annual Maintenance Fee on a pro rata basis from the value of the Sub-Accounts chosen with respect to a Participant Account.

IS THERE EVER A TIME WHEN THE CONTINGENT DEFERRED SALES CHARGE OR ANNUAL MAINTENANCE FEE DO NOT APPLY?

    We do not deduct the Contingent Deferred Sales Charge and Annual Maintenance Fee from a Surrender from Participant's Account under a Contract in the event of the Participant's:

    - death,

    - disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

    - for 403(b) Contracts, confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

    - severance from employment with the Employer on or after the Participant Contract Year 5 for Participants age 59 1/2 or older,

    - financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

    - in the event that a Participant Account is paid out under one of the available Annuity payment options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payment option 5 is subject to Contingent Deferred Sales Charges, if applicable).

    Some of the foregoing events may not apply to Participants under an Individual Retirement Annuity.

    If you are otherwise eligible to make a withdrawal from your Participant Account under the terms of your Employer's plan, you can withdraw, on a non-cumulative basis, up to 10% of the value of your Participant Account, without application of a Contingent Deferred Sales Charge for each Participant Contract Year after the first Participant Contract Year. The minimum amount you can withdraw under this provision is $250.

    No deduction for the Contingent Deferred Sales Charge will apply to a transfer to a Related Participant Directed Account Option. A "Related Participant Directed Account Option" is a separate Participant directed investment account under your Employer's plan that your Employer identifies and we accept for the purpose of participant-directed transfers of amounts from the Contract for investment outside of the Contract. The Related Participant Directed Account Option may not be available in all states.

    MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The rate of the charge depends on the aggregate level of Participant Accounts within the Contract anticipated by your Employer within 24 months of initial purchase by your Employer.

BEFORE ANNUITY COMMENCEMENT DATE

                                                                                                MORTALITY AND
                                                                                               EXPENSE RISK AND
AGGREGATE LEVEL OF PARTICIPANT                                                                  ADMINISTRATIVE
ACCOUNTS                                                                                            CHARGE
-------------------------------------                                                        ---------------------
$1,000,000.00 to $4,999,999.99............................................................           1.25%
$5,000,000.00 to $34,999,999.99...........................................................           0.85%
$35,000,000.00 to $49,999,999.99..........................................................           0.65%
$50,000,000.00 to 74,999,999.99...........................................................           0.50%
$75,000,000.00 to $99,999,999.99..........................................................           0.35%
$100,000,000.00 and over..................................................................           0.00%

AFTER ANNUITY COMMENCEMENT DATE

                                                                                                MORTALITY AND
                                                                                               EXPENSE RISK AND
                                                                                                ADMINISTRATIVE
                                                                                                    CHARGE
                                                                                             ---------------------
All Participants..........................................................................           1.25%

    When your Employer purchases the Contract, your Employer chooses one of the following two methods that the mortality and expense risk and administrative charge is deducted under the Contract:

    METHOD ONE: The mortality and expense risk and administrative charge is deducted daily. It is assessed as a percentage of the net asset value of each Fund when Accumulation Unit or Annuity Unit values are determined each day.

    METHOD TWO: The mortality and expense risk and administrative charge is deducted each calendar quarter. It is assessed as a percentage of the average daily assets of the Sub-Accounts during the calendar quarter. The charge is deducted from your Participant Account by redeeming the Accumulation Units or Annuity Units in proportion to the dollar amount of the charge. Method Two is not available to Contracts issued in New York.

    The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

    MORTALITY RISK DURING THE ACCUMULATION PERIOD: During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

    MORTALITY RISK DURING THE ANNUITY PERIOD: Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

    EXPENSE RISK: We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

    Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

    We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

    If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk and administrative charge.

    We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

    PREMIUM TAXES: We deduct a charge for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states and municipalities impose a Premium Tax, generally ranging up to 3.50%. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

    TRANSFER FEE: You can transfer your Participant Account values between or among the Sub-Accounts up to 12 times per Participant Contract Year. A Transfer Fee of $5 may apply to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee. The Transfer Fee does not apply to Contracts issued in New York.

    EXPERIENCE RATING UNDER THE CONTRACTS: We may apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants,
(2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Account under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for mortality, expense risk and administrative undertakings, a reduction in the term or amount of any applicable Contingent Deferred Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Participants in Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors. For Contracts issued in New York, we may only apply experience credits prospectively.

    NEGOTIATED CHARGES AND FEES: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The
Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

    CHARGES OF THE FUNDS: The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

    PLAN RELATED EXPENSES: The Contract Owner may direct us to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include these amounts as an adjustment to the charge for administrative undertakings for the Separate Account.

                                THE CONTRACTS

    THE CONTRACTS OFFERED: The Contracts are group variable annuity contracts offered to:

    - Tax deferred annuity programs adopted according to Section 403(b) of the Code by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Code;

    - Deferred compensation plans as defined in Section 457 of the Code sponsored by governmental employers or by certain tax exempt organizations described in Section 501(c)(3) of the Code;

    - Retirement plans qualified under Sections 401(a) or 403(a) of the Code;
      and

    - Individual Retirement Annuity programs adopted according to Section 408 of the Code.

    The Contracts are not available for issuance except as described above. The Contracts are available to Employers with at least $1 million of aggregate Participant Accounts at the time of purchase.

    ASSIGNMENTS: The Contract and a Participant's interest in a Contract cannot be assigned, transferred or pledged.

    PRICING AND CREDITING OF CONTRIBUTIONS: We credit initial Contributions to your Participant Account within two business days after we receive your properly completed application and the initial Contribution at our Administrative Office.

    If the application or other information accompanying the initial Contribution is incomplete when received, we will hold the money in a non-interest bearing account for up to five business days while we try to obtain complete information. If we cannot obtain the information within five business days, we will either return the Contribution and explain why it could not be processed or keep the Contribution if the Participant authorizes us to keep it until the necessary information is provided.

    Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

    MAY I CANCEL MY CERTIFICATE?

    For certificates issued in Massachusetts, New York, North Carolina and Utah in connection with 403(b) Contracts, you have a limited right to return your certificate for cancellation. We urge you to closely examine its provisions. If for any reason you are not satisfied with your certificate, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information before we can cancel your certificate.

    You bear the investment risk from the time the certificate is issued until we receive your complete cancellation request.

    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your certificate.

    WHAT IS A SURRENDER CHARGE OFFSET?

    You may be eligible to receive a credit to your Participant Account if you elect to make a Contribution that is transferred from a contract of another carrier within your Plan. The credit is equal to the surrender charge you incurred from the other carrier when you make the transfer, and is limited to a maximum credit of 7%. To be eligible, you must transfer the Contribution initially to the General Account, but you may reallocate the amount afterwards as permitted by the Contract.

    Your Employer may also be eligible for a Group Surrender Charge Offset if the initial payment made to the Contract consists of a transfer of funds held by the plan under an investment vehicle issued by another carrier. If, by reason of the transfer, the plan has paid, or will pay, a surrender charge, market value adjustment or other discontinuance penalty to the other carrier, Hartford will reimburse the plan not to exceed 7% of transferred assets.

    MAY I MAKE CHANGES IN THE AMOUNTS OF MY CONTRIBUTION?

    Yes. There is a $30 minimum amount for initial Contributions or subsequent Contributions that may be made on behalf of a Participant Account under a Contract, unless the Employer's plan provides otherwise, in which case the minimum amount shall not be less than $10. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Account. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

    CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

    WHAT IS A SUB-ACCOUNT TRANSFER?

    A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the underlying Funds available in your Contract.

    You may transfer from one Sub-Account to another during the Accumulation Period. Your transfer request will be processed on the day that it is received in good order as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

    HOW DO I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

    Subject to our current policies and procedures, you can transfer the values of your Sub-Account allocations between or among the Sub-Accounts or the General Account option during the Accumulation Period. You can make these transfers and changes in allocations by:

    - written request,

    - by calling 1-800-528-9009, or

    - where available, electronically by Internet through our web site at retire.hartfordlife.com.

    We or our agents and affiliates will not be responsible for losses resulting from acting upon telephone or electronic requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone or electronically are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape-recorded. Transfer requests initiated electronically require a personal identification number.

    If available under your Employer's Plan, you may also transfer amounts to a Related Participant Directed Account Option. The Related Participant Directed Account Option may not be available in all states, or in all Contracts.

    WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

    When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

    Each day, many Participants request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Participants' "transfer-in" requests.

    In addition, many of the underlying Funds that are available as investment options in the Contracts are also available as investment options in other variable annuity contracts, variable life insurance policies, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for Participants.

    Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, group variable annuity contracts, group funding agreements or other products offered by Hartford. We also combine many of the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

    For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

    WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

    You should be aware that there are important restrictions on your ability to make a Sub-Account transfer.

    FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. HARTFORD LIMITS EACH PARTICIPANT TO ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Participant Account value more than once a day.

    For example, if the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

    However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

    SECOND, WE HAVE IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, we do not want you to purchase or become a Participant under this Contract if you plan to engage in market timing, which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

    We attempt to curb frequent transfers in the following way:

    THE 20 TRANSFER RULE -- Effective June 1, 2006, we will employ a "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each calendar year for your Participant Account by any of the following methods:
U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, Voice Response Unit, via the Internet or sent by same day mail or courier service will not be accepted. After 20 Sub-Account transfers have been requested, if you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.

    We actively monitor Participant's compliance with this policy. We will send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

    We will apply the 20 Transfer Rule to your Participant Account during the period starting June 1, 2006 until the beginning of the next calendar year. Each calendar year, we reset your transfers to allow 20 new Sub-Account transfers by any means.

    We may make changes to this policy at any time.

    The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

    In addition, for Contracts issued or amended on or after May 1, 1992:

    - Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, may be prohibited. We do not currently enforce this prohibition.

    - Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, may be prohibited. We do not currently enforce this prohibition.

    We may limit the maximum amount transferred or distributed from the General Account option under a Participant Account to 1/6 of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

    THIRD, MANY OF THE UNDERLYING FUNDS HAVE IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE TRADING. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

    Hartford is bound by the Contracts with respect to frequent transfers of Participant Account value. Other than the restrictions described above, our Contracts do not allow us to limit or restrict the total number of transfers of Participant Account value. However, regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted as described below:

    Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Participants that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.

    We rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Participants who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then provide the underlying Fund with information from the list so that it can determine whether the transfer activity violates its abusive transfer policy. The underlying Fund notifies us of each Participant in violation of its abusive transfer policy.

    Hartford provides the underlying Fund's notice to plan sponsors. BASED ON THIS INFORMATION, YOUR PLAN SPONSOR MAY RESTRICT, SUSPEND OR TERMINATE PARTICIPANTS' SUB-ACCOUNT TRANSFER PRIVILEGES. A plan sponsor may restrict, suspend or terminate a Participant's Sub-Account transfer privileges for a specified period of time or indefinitely.

    Since we combine many of the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Participant. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

    We may make changes to these procedures at any time.

    ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

    GROUP VARIABLE ANNUITY CONTRACTS. The Contracts, and other group variable annuities or group funding agreements issued by us, are offered to retirement plans, and plan sponsors administer their plan according to plan documents and administrative services agreements. These retirement plan documents and administrative services agreements may or may not have restrictions on Sub-Account transfers. If these retirement plan documents and administrative services agreements have no restrictions on Sub-Account transfers, then Hartford may not be able to apply the 20 Transfer Rule and may not be able to apply any restriction on transfers. Hartford works with plan sponsors and plan administrators to deter frequent transfer activity. Hartford has had only limited success in this area. As discussed below, frequent transfers by individuals or entities that occur in the Contracts and in other investment or retirement products provided by Hartford may increase your costs under this Contract and may also lower your Participant Account's overall performance.

    SOME OTHER ESTABLISHED EXCEPTIONS. In addition, you should be aware that the 20 Transfer Rule does not apply in all circumstances which we describe here:

    - The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Participant's holdings on a periodic, pre-established basis according to the prior written instructions of the Participant or as part of a DCA program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We do not apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

    - Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to plan documents and administrative services agreements. If these retirement plan documents and administrative services agreements have no restrictions on Sub-Account transfers, then Hartford may not be able to apply the 20 Transfer Rule and may not be able to apply any restriction on transfers. Hartford works with plan sponsors and plan administrators to deter frequent transfer activity. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Participants of this Contract.

    POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. You should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

    - There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

    Many of the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Further, some of the underlying Funds in certain products for retirement plans are also available directly to the public on a retail basis to individuals or through omnibus accounts. Some of these products, plans and accounts may have less restrictive transfer rules or no transfer restrictions at all.

    HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

    Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Participant Account's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's securities. There may also be administrative costs associated with these transactions.

    Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Participant Account.

    Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower death benefit paid to your Beneficiary or lower annuity payouts to the Annuitant.

    WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

    While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the Contract prospectus, the policies and procedures described in the Contract prospectus control how we administer Sub-Account transfers.

    DOLLAR COST AVERAGING: If, during the Accumulation Period, the portion of your Contract values held under the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Money Market HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Money Market HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at monthly, quarterly, semi-annual or annual intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

    The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the monthly, quarterly, semi-annual or annual anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, your General Account value or the value of your Accumulation Units under the Money Market HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

    MAY I REQUEST A LOAN FROM MY PARTICIPANT ACCOUNT?

    During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions.

    You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, any fees or charges of your loan.

    Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

    HOW DO I KNOW WHAT MY PARTICIPANT ACCOUNT IS WORTH?

    Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

    There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

    Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an annuity payout from your Participant Account.

    To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. At the time your Employer purchases the Contract, your Employer chooses one of the following two methods to calculate the Net Investment Factor:

METHOD ONE

    The Net Investment Factor for each Sub-Account equals:

    - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day, divided by

    - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

    - The daily mortality and expense risk and administration charge adjusted for the number of days in the period.

METHOD TWO (NOT AVAILABLE TO CONTRACTS ISSUED IN NEW YORK)

    The Net Investment Factor for each Sub-Account equals:

    - The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

    - The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

    We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at retire.hartfordlife.com.

    HOW ARE THE UNDERLYING FUND SHARES VALUED?

    The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

                                DEATH BENEFITS

    DETERMINATION OF THE BENEFICIARY: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

    DEATH BEFORE THE ANNUITY COMMENCEMENT DATE:

    - DEATH PRIOR TO AGE 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. For Contracts purchased in Illinois, the Minimum Death Benefit is the greater of (a) the value of your Participant Account determined as of the day we receive Due Proof of Death at our Administrative Offices or (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding loan indebtedness. To the extent you have Related Contracts under your plan, we may take into consideration corresponding Participant Account Values, Contributions, Surrenders, or loan indebtedness in calculating the Minimum Death Benefit. The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date will be reduced by any applicable Premium Taxes not already deducted.

    - DEATH ON OR AFTER AGE 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death and our receipt of a completed settlement instruction at our Administrative Offices. For Contracts purchased in Illinois, the Beneficiary(ies) will receive the value of your Participant Account (less any applicable Premium Taxes not already deducted) as of the Date we receive Due Proof of Death at our Administrative Offices.

    CALCULATION OF THE DEATH BENEFIT: Except for Contracts purchased in Illinois, if the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death and our receipt of a completed settlement instruction. THE DEATH BENEFIT REMAINS INVESTED IN THE SEPARATE ACCOUNT AND/OR GENERAL ACCOUNT OPTION ACCORDING TO YOUR LAST INSTRUCTIONS UNTIL THE PROCEEDS ARE PAID OR WE RECEIVE NEW SETTLEMENT INSTRUCTIONS FROM THE BENEFICIARY. DURING THE TIME PERIOD BETWEEN OUR RECEIPT OF DUE PROOF OF DEATH AND OUR RECEIPT OF THE COMPLETED SETTLEMENT INSTRUCTIONS, THE CALCULATED DEATH BENEFIT WILL BE SUBJECT TO MARKET FLUCTUATIONS. UPON RECEIPT OF COMPLETE SETTLEMENT INSTRUCTIONS, WE WILL CALCULATE THE PAYABLE AMOUNT.

    If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

    You may apply the death benefit payment to any one of the Annuity payment options (see "Annuity Payment Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payment option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payments will become operative unless the initial Annuity payment is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payments are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (see "How are Contributions made to establish my Annuity Account?").

    DEATH ON OR AFTER THE ANNUITY COMMENCEMENT DATE: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payment option that permits the Beneficiary to elect to continue Annuity payments or receive the commuted value.

                            SETTLEMENT PROVISIONS

    After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, you will have the following options:

  1. CONTINUE THE PARTICIPANT'S ACCOUNT UNDER THE CONTRACT. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payment option. (See "Annuity payment options"). At any time before the Annuity Commencement Date, a Participant may Surrender his or her Participant Account for a lump sum cash settlement in accordance with 3. below.

  2. TO PROVIDE ANNUITY PAYMENTS IMMEDIATELY. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payments, or a combination thereof, commencing immediately, under the selected Annuity payment option under the Contract. (See "Annuity payment options").

  3. TO SURRENDER THE PARTICIPANT'S ACCOUNT IN A SINGLE SUM. The amount received will be the value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office, less any applicable Contingent Deferred Sales Charge, Annual Maintenance Fee and Premium Taxes. Payment will normally be made within seven days after we receive the written request.

  4. TO REQUEST A PARTIAL SURRENDER OF THE PARTICIPANT'S ACCOUNT. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable Contingent Deferred Sales Charges from the partial Surrender (see "Contract Charges").

  5. TO BEGIN MAKING MONTHLY, QUARTERLY, SEMI-ANNUAL OR ANNUAL WITHDRAWALS
      WHILE ALLOWING YOUR PARTICIPANT ACCOUNT TO REMAIN IN THE ACCUMULATION PERIOD. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option, See "Systematic Withdrawal Option."

    IMPORTANT TAX INFORMATION: THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(b) TAX-SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) A SEVERANCE FROM EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED FOR HARDSHIPS PRIOR TO AGE 59 1/2). DISTRIBUTIONS PRIOR TO AGE 59 1/2 DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%. WE WILL NOT ASSUME ANY RESPONSIBILITY FOR DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 CONTRACT VALUES. ANY FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY AFFECT THE CONTINUING TAX-QUALIFIED STATUS OF SOME CONTRACTS OR PLANS AND MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH A TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS")

    CAN PAYMENT OF THE SURRENDER VALUE EVER BE POSTPONED BEYOND THE SEVEN-DAY PERIOD?

    Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission;
(b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

    MAY I SURRENDER ONCE ANNUITY PAYMENTS HAVE STARTED?

    Once Annuity payments have started, no Surrenders are permitted except under a variable annuity under the Annuity Payment Option 5: Payments for a Designated Period. Surrenders may be subject to a Contingent Deferred Sales Charge.

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


    HOW DO I ELECT AN ANNUITY COMMENCEMENT DATE AND ANNUITY PAYMENT OPTION?

    A Participant selects an Annuity Commencement Date (usually between the Participant's 50th birthday and the date on which the Participant attains age 70 1/2) and an Annuity payment option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 90th birthday, or an earlier date if prescribed by applicable law.

    The Annuity Commencement Date and/or the Annuity payment option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payments will normally be made on the first business day of each month or another mutually agreed upon business day.

    The contract contains five Annuity payment options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Participant does not elect otherwise, we reserve the right to begin Annuity payments at age 90 under Option 2 with 120 monthly payments certain. However, unless required by applicable law, we will not assume responsibility in determining or monitoring any required minimum distributions. (See "Federal Tax Consequences").

    WHAT IS THE MINIMUM AMOUNT THAT I MAY SELECT FOR AN ANNUITY PAYMENT?

    The minimum Annuity payment is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payments are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

    HOW ARE CONTRIBUTIONS MADE TO ESTABLISH AN ANNUITY ACCOUNT?

    During the Annuity Period, Contract values are applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payments.

    CAN A CONTRACT BE SUSPENDED BY A CONTRACT OWNER?

    A Contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A Contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a Contract. (See "Can a Contract be modified?") In this context, such modifications would have become effective on or before that anniversary.

    Upon suspension of a 403(b) Contract, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payments. The suspension of a 403(b) Contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

    Upon suspension of all other Contracts, Hartford will not accept future contributions.

ANNUITY PAYMENT OPTIONS:

    OPTION 1: LIFE ANNUITY where we make monthly Annuity payments for as long as the Annuitant lives.

- Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

    OPTION 2: LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

                                           43



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    OPTION 3: UNIT REFUND LIFE ANNUITY where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

                                            total amount applied under the option
(a)  =                                        at the Annuity Commencement Date
          ----------------------------------------------------------------------------------------------------------
                                     Annuity Unit value at the Annuity Commencement Date

(b)  =       number of Annuity Units represented by each      x        number of monthly Annuity payments made
                    monthly Annuity payment made

    The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

    OPTION 4: JOINT AND LAST SURVIVOR ANNUITY where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

- When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, or 100%) of the monthly Annuity payment will continue to be paid to the survivor.

- Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

    OPTION 5: PAYMENTS FOR A DESIGNATED PERIOD where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

- Option 5 does not involve life contingencies and does not provide any mortality guarantee.

    Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges. (See "Contract Charges"). For Contracts issued in New York, no surrenders are permitted by the Annuitant after Annuity payments commence under Option 5.

    UNDER ANY OF THE ANNUITY PAYMENT OPTIONS ABOVE, EXCEPT OPTION 5 (ON A VARIABLE BASIS), NO SURRENDERS ARE PERMITTED BY THE ANNUITANT AFTER ANNUITY PAYMENTS COMMENCE.

    OPTIONS 2 AND 5 ARE AVAILABLE ONLY IF THE GUARANTEED ANNUITY PAYMENT PERIOD IS LESS THAN THE LIFE EXPECTANCY OF THE ANNUITANT OR THE JOINT LIFE EXPECTANCY OF THE ANNUITANT AND THEIR JOINT ANNUITANT AT THE TIME THE OPTION BECOMES EFFECTIVE. SUCH LIFE EXPECTANCY SHALL BE COMPUTED ON THE BASIS OF THE MORTALITY TABLE PRESCRIBED BY THE IRS OR, IF NONE IS PRESCRIBED, THE MORTALITY TABLE THEN IN USE BY US.

    WE MAY OFFER OTHER ANNUITY PAYMENT OPTIONS FROM TIME TO TIME. NOT ALL ANNUITY PAYMENT OPTIONS WILL BE AVAILABLE IN ALL STATES OR IN ALL CONTRACTS.

SYSTEMATIC WITHDRAWAL OPTION:

    If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer and who have a minimum Individual Account balance of $10,000 at the time they elect theSystematic Withdrawal Option ("SWO"). The maximum payment amount is 1.5% monthly, 4.5% quarterly, 9.0% semi-annually or 18.0% annually of the value of the Participant's Account at the time the SWO is elected. Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

    Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

    A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the contingent deferred sales charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

    We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 see, "Federal Tax Considerations".

    The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

    HOW ARE VARIABLE ANNUITY PAYMENTS DETERMINED?

    The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

    The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payment is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

    The first monthly payment varies according to the Annuity payment option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

    Level Annuity payments would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

    The amount of the first monthly Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

    The Annuity payments will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payment.

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


    Here is an example of how a Variable Annuity is determined:

                      ILLUSTRATION OF ANNUITY PAYMENTS:
           (UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

 A.   Net amount applied.........................................................................   $  139,782.50
 B.   Initial monthly income per $1,000 of payment applied.......................................            6.13
 C.   Initial monthly payment (A x B / 1,000)....................................................   $      856.87
 D.   Annuity Unit Value.........................................................................           3.125
 E.   Number of monthly annuity units (C / D)....................................................         274.198
 F.   Assume annuity unit value for second month equal to........................................           2.897
 G.   Second monthly payment (F x E).............................................................   $      794.35
 H.   Assume annuity unit value for third month equal to.........................................           3.415
 I.   Third month payment (H x E)................................................................   $      936.39

    The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

                          FEDERAL TAX CONSIDERATIONS

    WHAT ARE SOME OF THE FEDERAL TAX CONSEQUENCES WHICH AFFECT THESE CONTRACTS?

A. GENERAL

    Since the federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. DIVERSIFICATION OF THE SEPARATE ACCOUNT

    The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

    The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

    - no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

    - no more than 70% is represented by any two investments,

    - no more than 80% is represented by any three investments and

    - no more than 90% is represented by any four investments.

    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

    In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts.

    For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

    The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

E. NON-NATURAL PERSONS AS OWNERS

    Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

    - A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

    - A contract acquired by the estate of a decedent by reason of such decedent's death,

    - Certain contracts acquired with respect to tax-qualified retirement arrangements,

    - Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

    - A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

    A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

    Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G. GENERATION SKIPPING TRANSFER TAX

    Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

    INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

    The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts, accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider whether the Contract is a suitable investment if you are investing through a Qualified Plan.

    THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

    The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

    We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

    In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    (a)  TRADITIONAL IRAS

        Traditional IRAs are subject to limits on the amounts that may be contributed each year (which contribution limits are scheduled to increase over the next several years), the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

        You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into your Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plan if the distribution is not transferred directly to your Traditional IRA.

        IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater

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


    of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    (b)  SEP IRAS

        Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    (c)  SIMPLE IRAS

        The Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

        A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

        If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    (d)  ROTH IRAS

        Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA and under limited circumstances, as indicated below. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

    Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

    In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefit once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(B) ("TSA")

    Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" contract ("TSA") and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, such contributions may not exceed the lesser of an annual dollar limit (e.g., $44,000 in 2006) or 100% of the employee's "includable compensation" for his most recent full year of service, subject to other adjustments. Special provisions may allow certain employees to elect a different overall limitation.

    A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

     a.  after the employee reaches age 59 1/2;

     b.  upon the employee's separation from service;

     c.  upon the employee's death or disability; or

     d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

    Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

    Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

    Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. In addition, under Code Section 457(d) a

                                           51



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Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

    All of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors.

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

    Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

    For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instances, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

    In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below. Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

    Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    (A)  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

        Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    - made to a beneficiary (or to the employee's estate) on or after the employee's death;

    - attributable to the employee's becoming disabled under Code Section 72(m)(7);

    - part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    - (except for IRAs) made to an employee after separation from service after reaching age 55; or

    - not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

        In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    - made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

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    - not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    - a qualified first-time home buyer and meets the requirements of Code
      Section 72(t)(8).

        If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    (B)  RMDS AND 50% PENALTY TAX

        If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

        An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    - the calendar year in which the individual attains age 70 1/2, or

    - (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

        The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

    - the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    - a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

        If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

        If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

        The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

        The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

        In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

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7. TAX WITHHOLDING FOR QUALIFIED PLANS

    Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

    Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

    Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

    The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

    For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions). Such a "direct transfer" between the same kind of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

    By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient.

    Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plans": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    - an RMD amount;

    - one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    - any distribution made upon hardship of the employee.

    Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a

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rollover. However, the maximum amount of an "eligible rollover distribution"
that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental
Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

    Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

    Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse), Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. QUALIFIED HURRICANE RELIEF

    The Katrina Emergency Tax Relief Act of 2005 ("KETRA"), signed by the President on September 23, 2005, contains several provisions regarding distributions from qualified plans for participants who were affected by Hurricane Katrina. Generally, KETRA allows eligible persons to take distributions from their retirement plans without being subject to the 10% penalty on early distributions and permits the income portion of such distribution to be included in taxable income ratably over a three-year period. KETRA also allows such distributed amounts to be recontributed to the retirement plan within three years and such re-contribution will be treated as a rollover contribution, thus avoiding taxation of the distributed amounts. The total amount of qualified KETRA distributions that an eligible person may receive from all qualified plans is limited to $100,000. KETRA also provides relief for certain qualified plan withdrawals made in connection with home purchases which were cancelled because of Hurricane Katrina and modifies the qualified plan loan rules for certain loans taken by eligible persons. These qualified plan provisions of KETRA were extended to certain victims of Hurricanes Rita and Wilma through the enactment of the Gulf Opportunity Zone Act signed by the President on December 21, 2005. The IRS is preparing further guidance regarding these relief provisions for the victims of the Hurricanes and is drafting Form 8915 for use by eligible persons for reporting qualified plan distributions and determining the amount to be included in taxable income. You should check the IRS's web site to determine if your residence was in an area of hurricane impact which entitles you to the relief being sought. KETRA and the Gulf Opportunity Zone Act contain tax relief provisions in addition to the qualified plan provisions described above and the IRS has designated areas in the hurricane impacted states for different types of tax relief.

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                               MORE INFORMATION

    CAN A CONTRACT BE MODIFIED?

    Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

    On or after the fifth anniversary of any Contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the contingent deferred sales charges which are applicable at the time a Participant's Account is established under a Contract, will continue to be applicable.

    We reserve the right to modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

    CAN HARTFORD WAIVE ANY RIGHTS UNDER A CONTRACT?

    We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

    HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the Contracts which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours.

    Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with HSD. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).

    Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.

    For individual and group Contracts, we pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Commissions range from 1% for Access Contracts to 7% for Core Contracts. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.

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    Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (3) override payments and bonuses; (4) personnel education or training; (5) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (6) shareholder services, including sub-accounting and the preparation of account statements and other communications.

    We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.

    Consistent with NASD Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to NASD rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than NASD rules.

    Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2005, Additional Payments did not in the aggregate exceed approximately $48 million (excluding incidental corporate-sponsorship related perquisites).

    For individual and group Contracts, as of December 31, 2005, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: A.G. Edwards & Sons, Inc., ABN AMRO Bank, N.V., Advest, Inc., Aegis Capital Advisors, LLC, AIG Advisors Group, Inc., AIG SunAmerica, American International Group, Inc., AMSouth Investment Services, Inc., Asset Management Securities, Associated Investment Services, Inc., B. C. Ziegler & Co., Banc of America Investment Services, Inc., Banc One Securities Corp., Bancnorth Investment Group, Inc., Bancwest Investment Services, Inc., BB&T Investment Services, Inc., BNY Investment Center of The Bank of New York Company, Inc., BOSC, Inc., BlueVase Securities, LLC., Cadaret Grant & Co., Inc., Cambridge Investment Research, Inc., Capital Analyst Inc., Capital Securities of America, Inc., Centaurus Financial, Inc., Citigroup, Inc. (various divisions and affiliates), Colonial Brokerage House (LifeMark Partners), Coordinated Capital Securities, Inc., Commerce Brokerage Services, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Crowell, Weedon & Co., Crown Capital Securities, L.P., Cuso Financial Services, L.P., Dortch Securities & Investments, Inc., Duerr Financial Corporation, Edward D. Jones & Co., L.P., Empire Securities, Inc., ePLANNING, Inc., Ferris, Baker Watts, Incorporated, FFP Securities, Inc., Fifth Third Securities, Inc., FIMCO Securities Group (Mequon, WI), Financial Network Services (or Investment) Corp., Fintegra Financial Services, LLC., First Allied Securities, Inc., First Citizens Investor Services, First Heartland Capital, Inc., First Montauk Securities Corp., First National Bank of Omaha, First Tennessee Brokerage, Inc., First Wall Street Corporation, Frost Brokerage Services, Inc., FSC Securities Corporation, Girard Securities, Inc., Great American Advisors, Inc., H.D. Vest Investment Services (subsidiary of Wells Fargo & Company), Harbour Investments, Inc., H & R Block Financial Advisors, Inc., Harvest Capital LLC, Heim & Young Securities, Hibernia Investments, L.L.C., Hong Kong and Shanghai Banking Corporation Limited
(HSBC), The Huntington Investment Company, IFMG Securities, Inc. at Rockland Trust, Independent Financial Group, LLC, Infinex Financial Group, ING Advisors Network, Intersecurities, INC., Invest Financial Corp., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corporation, Investment Centers of America, Inc., Investment Professionals, Inc., Investors Capital Corp., James T. Borello & Co, Janney Montgomery Scott LLC, Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., KMS Financial Services, Inc., Legg Mason Wood Walker, Incorporated, Leigh Baldwin & Co., LLC, Lincoln Financial Advisors Corp. (marketing name for Lincoln National Corp.), Linsco/Private Ledger Corp., Local Securities Corporation, M&T Securities, Inc., McDonald Investments Inc., Merrill Lynch Pierce Fenner & Smith, Morgan Keegan & Company, Inc, Morgan Stanley & Co., Inc. (various divisions and affiliates), Mutual Service Corporation, Natcity Investments, Inc., National Planning Corp., Newbridge Securities

Corp., NEXT Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., ONB Investment Services, Inc., Oppenheimer & Co., Inc., Park Avenue Securities LLC, Parker/Hunter Incorporated, Partners Investment Network, Inc., Pension Planners Securities, Inc., People's Securities, Inc., PFIC Securities Corp., Piper Jaffray & Co., Prime Capital Services, Inc., Primevest Financial Services, Inc., Proequities, Inc., Retirement Plan Advisors, Inc., Prospera Financial Services, Inc., QA3 Financial Corp, Raymond James Financial Services, RBC Dain Rauscher Inc., Robert W. Baird & Co., Inc., Rogan & Assoc., Inc., Royal Alliance Assoc., Inc., Ryan Beck & Co., Scott & Stringfellow, Inc., Securian Financial Services, Inc., Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, SII Investments, Inc., Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, Sun Trust Bank, SunTrust Investment Services, Inc. -- Alexander Key Division, SWBC Investment Services, LLC, Synovus Securities, Inc., TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc.,Triad Advisors, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., UMB Scout Brokerage Services, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, LLC, Uvest Financial Services Group Inc., Valmark Securities, Inc., Wachovia Securities, LLC. (various divisions), Wall Street Financial Group, Inc., Walnut Street Securities, Inc., Webster Investment Services, Inc., Wells Fargo Brokerage Services, L.L.C., Wescom Financial Services, Wilbanks Securities, Inc., WM Financial Services, Inc., Woodbury Financial Services, Inc. (an affiliate of ours), WRP Investments, Inc., XCU Capital Corporation, Inc.

    Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

    WHO IS THE CUSTODIAN OF THE SEPARATE ACCOUNT'S ASSETS?

    Hartford is the custodian of the Separate Account's assets.

    ARE THERE ANY MATERIAL LEGAL PROCEEDINGS AFFECTING THE SEPARATE ACCOUNT?

    There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company ("HLIC") and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

    The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The funds are available for purchase by the Separate Accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between Sub-Accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these Contract Owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the HLS funds, The Hartford has indemnified the affected funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.

    The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.

    The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

    To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life, Inc. ("Hartford Life") recorded a charge of $66 million, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36 million, after-tax, in the fourth quarter of 2005, of which $14 million, after tax, was attributed to HLIC, to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that HLIC may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 million already attributed to HLIC. However, the ultimate liability of HLIC is not reasonably estimable at this time.

    On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.

    On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a Sub-Account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

    On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

    The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.

    The Hartford does not expect any of these actions to result in a material adverse on the Separate Accounts or on the HLS funds that serve as underlying investments for these accounts.

    HOW MAY I GET ADDITIONAL INFORMATION?

    Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

    You can also send inquiries to us electronically by Internet through our website at retire.hartfordlife.com.

    You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

                                  APPENDIX I
                          ACCUMULATION UNIT VALUES

         (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

    NO INFORMATION IS SHOWN BECAUSE AS OF DECEMBER 31, 2005, NO SUB-ACCOUNTS HAD COMMENCED OPERATION.

                              TABLE OF CONTENTS
                                     FOR
                     STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                                                                       PAGE
--------                                                                                                      ------
GENERAL INFORMATION.........................................................................................    2
   Safekeeping of Assets....................................................................................    2
   Experts..................................................................................................    2
   Non-Participating........................................................................................    2
   Misstatement of Age or Sex...............................................................................    2
   Principal Underwriter....................................................................................    2
PERFORMANCE RELATED INFORMATION.............................................................................    2
   Total Return for all Sub-Accounts........................................................................    2
   Yield for Sub-Accounts...................................................................................    3
   Money Market Sub-Accounts................................................................................    3
   Additional Materials.....................................................................................    3
   Performance Comparisons..................................................................................    4

This form must be completed for all tax-sheltered annuities.

                    SECTION 403(b)(11) ACKNOWLEDGMENT FORM

    The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

       a.   attained age 59 1/2

       b.   severance from employment

       c.   died, or

       d.   become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

    To obtain a Statement of Additional
Information, complete the form below and mail to:

    Hartford Life Insurance Company
    P.O. Box 1583
    Hartford CT 06144-1583

     Please send a Statement of Additional
Information for Separate Account Eleven (Form HV-
5795) to me at the following address:


----------------------------------------------------------------
                             Name

----------------------------------------------------------------
                            Address

----------------------------------------------------------------
 City/State                                         Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                       HARTFORD LIFE INSURANCE COMPANY

                            SEPARATE ACCOUNT ELEVEN

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life Insurance Company Attn: IPD/Retirement Plans Service Center, P.O. Box 1583, Hartford, CT 06144-1583.

Date of Prospectus: July 1, 2006
Date of Statement of Additional Information: July 1, 2006

TABLE OF CONTENTS

GENERAL INFORMATION                                                                                              2
     Safekeeping of Assets                                                                                       2
     Experts                                                                                                     2
     Non-Participating                                                                                           2
     Misstatement of Age or Sex                                                                                  2
     Principal Underwriter                                                                                       2
PERFORMANCE RELATED INFORMATION                                                                                  2
     Total Return for all Sub-Accounts                                                                           2
     Yield for Sub-Accounts                                                                                      3
     Money Market Sub-Accounts                                                                                   3
     Additional Materials                                                                                        3
     Performance Comparisons                                                                                     4

2                                            HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated balance sheets of Hartford Life Insurance Company (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2005 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 22, 2006, which reports are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past two years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2005: $1,940,960; 2004: $1,583,188 and 2003: $1,255,739.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for

HARTFORD LIFE INSURANCE COMPANY                                            3

----------------------------------------------------------------------------

the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is hte base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                            HARTFORD LIFE INSURANCE COMPANY

----------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Eleven (the "Account") as of December 31, 2005, and the related statements of operations and of changes in net assets and the financial highlights for the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting the Hartford Life Insurance Company Separate Account Eleven as of December 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                                                     AMERICAN
                              AMERICAN                  AMERICAN                  CENTURY SMALL
                           CENTURY EQUITY  CENTURY ULTRA-REGISTERED TRADEMARK-      CAP VALUE
                            INCOME FUND                   FUND                         FUND
                            SUB-ACCOUNT              SUB-ACCOUNT (A)             SUB-ACCOUNT (A)
                           --------------  -----------------------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........       345,462                      421                         207
      Class INV..........       273,106             --                               --
      Other class........       --                  --                               --
                             ==========                  =======                      ======
    Cost:
      Class ADV..........    $2,728,829                  $12,752                      $2,217
      Class INV..........     2,050,086             --                               --
      Other class........       --                  --                               --
                             ==========                  =======                      ======
    Market Value:
      Class ADV..........    $2,701,513                  $12,488                      $1,993
      Class INV..........     2,135,685             --                               --
      Other class........       --                  --                               --
  Due from Hartford Life
   Insurance Company.....        15,064             --                               --
  Receivable from fund
   shares sold...........       --                             1                           3
  Other assets...........       --                  --                               --
                             ----------                  -------                      ------
  Total Assets...........     4,852,262                   12,489                       1,996
                             ----------                  -------                      ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                             1                           3
  Payable for fund shares
   purchased.............        15,064             --                               --
  Other liabilities......            48             --                               --
                             ----------                  -------                      ------
  Total Liabilities......        15,112                        1                           3
                             ----------                  -------                      ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $4,837,150                  $12,488                      $1,993
                             ==========                  =======                      ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       343,037                    1,218                         159
  Unit Fair Values #.....    $    14.10                  $ 10.25                      $12.57

  # Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                AMERICAN                                        ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                           CENTURY VISTA(SM)    AIM BASIC        AIM REAL        BALANCED SHARES     INTERNATIONAL
                                  FUND         VALUE FUND      ESTATE FUND            FUND            VALUE FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT   SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  -----------  ------------------  -----------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........            60            --            --                  --                 --
      Class INV..........       --                 --            --                  --                 --
      Other class........       --                 58,925            858                 905                731
                                 ======        ==========        =======             =======            =======
    Cost:
      Class ADV..........        $  919            --            --                  --                 --
      Class INV..........       --                 --            --                  --                 --
      Other class........       --             $1,667,425        $24,103             $15,557            $13,076
                                 ======        ==========        =======             =======            =======
    Market Value:
      Class ADV..........        $  934            --            --                  --                 --
      Class INV..........       --                 --            --                  --                 --
      Other class........       --             $2,016,398        $23,917             $15,051            $13,047
  Due from Hartford Life
   Insurance Company.....       --                 --            --                  --                 --
  Receivable from fund
   shares sold...........             1                63              8                   1                  1
  Other assets...........       --                     13        --                  --                 --
                                 ------        ----------        -------             -------            -------
  Total Assets...........           935         2,016,474         23,925              15,052             13,048
                                 ------        ----------        -------             -------            -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             1                63              8                   1                  1
  Payable for fund shares
   purchased.............       --                 --            --                  --                 --
  Other liabilities......       --                 --            --                  --                 --
                                 ------        ----------        -------             -------            -------
  Total Liabilities......             1                63              8                   1                  1
                                 ------        ----------        -------             -------            -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $  934        $2,016,411        $23,917             $15,051            $13,047
                                 ======        ==========        =======             =======            =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........            78           165,571          1,126               1,276              1,168
  Unit Fair Values #.....        $11.94        $    12.18        $ 21.24             $ 11.79            $ 11.17


                           ALLIANCEBERNSTEIN   AMERICAN FUNDS
                             GLOBAL VALUE       EUROPACIFIC
                                 FUND           GROWTH FUND
                            SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           -----------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --                 --
      Class INV..........      --                 --
      Other class........           23                103
                                ======             ======
    Cost:
      Class ADV..........      --                 --
      Class INV..........      --                 --
      Other class........       $  309             $4,028
                                ======             ======
    Market Value:
      Class ADV..........      --                 --
      Class INV..........      --                 --
      Other class........       $  308             $4,195
  Due from Hartford Life
   Insurance Company.....      --                 --
  Receivable from fund
   shares sold...........      --                       4
  Other assets...........      --                 --
                                ------             ------
  Total Assets...........          308              4,199
                                ------             ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                       4
  Payable for fund shares
   purchased.............      --                 --
  Other liabilities......      --                 --
                                ------             ------
  Total Liabilities......      --                       4
                                ------             ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $  308             $4,195
                                ======             ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........           28                283
  Unit Fair Values #.....       $10.98             $14.83

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                               AMERICAN FUNDS
                            AMERICAN FUNDS     CAPITAL WORLD           ARIEL
                           THE GROWTH FUND    GROWTH & INCOME       APPRECIATION
                           OF AMERICA FUND          FUND                FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ----------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --                 --                  --
      Class INV..........      --                 --                  --
      Other class........          782                183                 174
                               =======             ======              ======
    Cost:
      Class ADV..........      --                 --                  --
      Class INV..........      --                 --                  --
      Other class........      $22,975             $6,548              $8,429
                               =======             ======              ======
    Market Value:
      Class ADV..........      --                 --                  --
      Class INV..........      --                 --                  --
      Other class........      $23,860             $6,652              $8,150
  Due from Hartford Life
   Insurance Company.....      --                 --                  --
  Receivable from fund
   shares sold...........            4                  3             --
  Other assets...........      --                 --                  --
                               -------             ------              ------
  Total Assets...........       23,864              6,655               8,150
                               -------             ------              ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            4                  3             --
  Payable for fund shares
   purchased.............      --                 --                  --
  Other liabilities......      --                 --                  --
                               -------             ------              ------
  Total Liabilities......            4                  3             --
                               -------             ------              ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $23,860             $6,652              $8,150
                               =======             ======              ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........        2,036                535                 819
  Unit Fair Values #.....      $ 11.72             $12.42              $ 9.96

  # Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                    ARTISAN
                                                    MID CAP          LIFEPATH 2010       LIFEPATH 2020       LIFEPATH 2030
                               ARIEL FUND          VALUE FUND          PORTFOLIO           PORTFOLIO           PORTFOLIO
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........       --                  --                  --                  --                  --
      Class INV..........       --                      936             --                  --                  --
      Other class........            47             --                      143               1,554                 217
                                 ======             =======              ======             =======              ======
    Cost:
      Class ADV..........       --                  --                  --                  --                  --
      Class INV..........       --                  $18,158             --                  --                  --
      Other class........        $2,600             --                   $1,867             $24,087              $3,329
                                 ======             =======              ======             =======              ======
    Market Value:
      Class ADV..........       --                  --                  --                  --                  --
      Class INV..........       --                  $17,558             --                  --                  --
      Other class........        $2,369             --                   $1,853             $24,630              $3,337
  Due from Hartford Life
   Insurance Company.....       --                  --                  --                  --                  --
  Receivable from fund
   shares sold...........       --                       26             --                        8                   5
  Other assets...........       --                  --                  --                  --                  --
                                 ------             -------              ------             -------              ------
  Total Assets...........         2,369              17,584               1,853              24,638               3,342
                                 ------             -------              ------             -------              ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             2                  27             --                        8                   5
  Payable for fund shares
   purchased.............       --                  --                  --                  --                  --
  Other liabilities......       --                  --                  --                  --                  --
                                 ------             -------              ------             -------              ------
  Total Liabilities......             2                  27             --                        8                   5
                                 ------             -------              ------             -------              ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $2,367             $17,557              $1,853             $24,630              $3,337
                                 ======             =======              ======             =======              ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........           242               1,525                 180               2,375                 319
  Unit Fair Values #.....        $ 9.77             $ 11.51              $10.27             $ 10.37              $10.45


                             LIFEPATH 2040        BARON SMALL
                               PORTFOLIO            CAP FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........       --                  --
      Class INV..........       --                  --
      Other class........           663                 434
                                =======             =======
    Cost:
      Class ADV..........       --                  --
      Class INV..........       --                  --
      Other class........       $11,726             $ 9,810
                                =======             =======
    Market Value:
      Class ADV..........       --                  --
      Class INV..........       --                  --
      Other class........       $12,061             $10,047
  Due from Hartford Life
   Insurance Company.....       --                  --
  Receivable from fund
   shares sold...........            10                   1
  Other assets...........       --                  --
                                -------             -------
  Total Assets...........        12,071              10,048
                                -------             -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            11                   1
  Payable for fund shares
   purchased.............       --                  --
  Other liabilities......       --                  --
                                -------             -------
  Total Liabilities......            11                   1
                                -------             -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $12,060             $10,047
                                =======             =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........         1,149                 844
  Unit Fair Values #.....       $ 10.50             $ 11.90

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                            CALVERT SOCIAL        CALVERT
                           INVESTMENT FUND       LARGE CAP          CRM MID CAP
                           EQUITY PORTFOLIO     GROWTH FUND          VALUE FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ----------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --                 --                  --
      Class INV..........      --                 --                       53
      Other class........           12                672             --
                                ======            =======              ======
    Cost:
      Class ADV..........      --                 --                  --
      Class INV..........      --                 --                   $1,403
      Other class........       $  443            $19,667             --
                                ======            =======              ======
    Market Value:
      Class ADV..........      --                 --                  --
      Class INV..........      --                 --                   $1,405
      Other class........       $  440            $20,359             --
  Due from Hartford Life
   Insurance Company.....      --                 --                  --
  Receivable from fund
   shares sold...........            1                  2                   5
  Other assets...........      --                 --                  --
                                ------            -------              ------
  Total Assets...........          441             20,361               1,410
                                ------            -------              ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            1                  2                   5
  Payable for fund shares
   purchased.............      --                 --                  --
  Other liabilities......      --                 --                  --
                                ------            -------              ------
  Total Liabilities......            1                  2                   5
                                ------            -------              ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $  440            $20,359              $1,405
                                ======            =======              ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........           40              1,886                 137
  Unit Fair Values #.....       $11.00            $ 10.79              $10.27

  # Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                 DREYFUS         DREYFUS      DREYFUS
                                                 LIFETIME       LIFETIME     LIFETIME      DREYFUS
                            DAVIS NEW YORK      GROWTH AND       GROWTH       INCOME     PREMIER CORE    DREYFUS MIDCAP
                             VENTURE FUND    INCOME PORTFOLIO   PORTFOLIO    PORTFOLIO    BOND FUND        INDEX FUND
                           SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  -----------  -----------  ------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --                 --              --           --            --             --
      Class INV..........      --                  16,431          9,242        8,687        --             --
      Other class........          319            --              --           --            50,055             249
                               =======           ========       ========     ========      ========          ======
    Cost:
      Class ADV..........      --                 --              --           --            --             --
      Class INV..........      --                $262,709       $123,167     $109,718        --             --
      Other class........      $10,329            --              --           --          $728,472          $7,041
                               =======           ========       ========     ========      ========          ======
    Market Value:
      Class ADV..........      --                 --              --           --            --             --
      Class INV..........      --                $270,787       $144,815     $106,846        --             --
      Other class........      $10,764            --              --           --          $715,788          $6,949
  Due from Hartford Life
   Insurance Company.....      --                      86            251          475         5,809         --
  Receivable from fund
   shares sold...........            7            --              --           --            --                   5
  Other assets...........      --                 --              --           --                61         --
                               -------           --------       --------     --------      --------          ------
  Total Assets...........       10,771            270,873        145,066      107,321       721,658           6,954
                               -------           --------       --------     --------      --------          ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            7            --              --           --            --                   5
  Payable for fund shares
   purchased.............      --                      86            251          475         5,809         --
  Other liabilities......      --                       7              2       --            --             --
                               -------           --------       --------     --------      --------          ------
  Total Liabilities......            7                 93            253          475         5,809               5
                               -------           --------       --------     --------      --------          ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $10,764           $270,780       $144,813     $106,846      $715,849          $6,949
                               =======           ========       ========     ========      ========          ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........          810             23,421         12,459        9,620        60,902             665
  Unit Fair Values #.....      $ 13.30           $  11.56       $  11.62     $  11.11      $  11.75          $10.45


                           DREYFUS SMALLCAP
                           STOCK INDEX FUND
                           SUB-ACCOUNT (A)
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --
      Class INV..........      --
      Other class........            9
                                ======
    Cost:
      Class ADV..........      --
      Class INV..........      --
      Other class........       $  191
                                ======
    Market Value:
      Class ADV..........      --
      Class INV..........      --
      Other class........       $  188
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........            1
  Other assets...........      --
                                ------
  Total Assets...........          189
                                ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            1
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                                ------
  Total Liabilities......            1
                                ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $  188
                                ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........           18
  Unit Fair Values #.....       $10.16

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                              FIDELITY       FEDERATED        FRANKLIN
                            ADVISOR VALUE   SHORT-TERM       SMALL CAP
                           STRATEGIES FUND  INCOME FUND      VALUE FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (A)
                           ---------------  -----------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --              --             --
      Class INV..........      --              --             --
      Other class........       21,728         16,017              71
                              ========       ========          ======
    Cost:
      Class ADV..........      --              --             --
      Class INV..........      --              --             --
      Other class........     $630,198       $137,063          $2,930
                              ========       ========          ======
    Market Value:
      Class ADV..........      --              --             --
      Class INV..........      --              --             --
      Other class........     $644,228       $133,899          $2,875
  Due from Hartford Life
   Insurance Company.....      --              --             --
  Receivable from fund
   shares sold...........           31              3               1
  Other assets...........      --                   5         --
                              --------       --------          ------
  Total Assets...........      644,259        133,907           2,876
                              --------       --------          ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           31              3               1
  Payable for fund shares
   purchased.............      --              --             --
  Other liabilities......      --              --             --
                              --------       --------          ------
  Total Liabilities......           31              3               1
                              --------       --------          ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $644,228       $133,904          $2,875
                              ========       ========          ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       45,123         12,621             240
  Unit Fair Values #.....     $  14.28       $  10.61          $11.99

  # Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                              FRANKLIN        FRANKLIN     FRANKLIN SMALL-                                      GOLDMAN SACHS
                            BALANCE SHEET   MUTUAL SHARES      MID CAP          TEMPLETON        TEMPLETON      MID CAP VALUE
                           INVESTMENT FUND      FUND         GROWTH FUND       GROWTH FUND      FOREIGN FUND         FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ---------------  -------------  ---------------  ------------------  ------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........       --              --              --               --                 --             --
      Class INV..........       --              --              --               --                 --             --
      Other class........        54,270          78,555          30,350              702            257,696            661
                             ==========      ==========      ==========          =======         ==========        =======
    Cost:
      Class ADV..........       --              --              --               --                 --             --
      Class INV..........       --              --              --               --                 --             --
      Other class........    $2,661,141      $1,768,372      $1,022,821          $16,741         $2,883,960        $24,290
                             ==========      ==========      ==========          =======         ==========        =======
    Market Value:
      Class ADV..........       --              --              --               --                 --             --
      Class INV..........       --              --              --               --                 --             --
      Other class........    $3,350,103      $1,870,399      $1,144,806          $16,114         $3,267,580        $23,140
  Due from Hartford Life
   Insurance Company.....         4,476           3,293           3,033          --                  12,310        --
  Receivable from fund
   shares sold...........       --              --              --                     3            --                   5
  Other assets...........       --              --              --               --                 --             --
                             ----------      ----------      ----------          -------         ----------        -------
  Total Assets...........     3,354,579       1,873,692       1,147,839           16,117          3,279,890         23,145
                             ----------      ----------      ----------          -------         ----------        -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --              --              --                     3            --                   5
  Payable for fund shares
   purchased.............         4,476           3,293           3,033          --                  12,310        --
  Other liabilities......             5              20              64          --                       9        --
                             ----------      ----------      ----------          -------         ----------        -------
  Total Liabilities......         4,481           3,313           3,097                3             12,319              5
                             ----------      ----------      ----------          -------         ----------        -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $3,350,098      $1,870,379      $1,144,742          $16,114         $3,267,571        $23,140
                             ==========      ==========      ==========          =======         ==========        =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       201,326         135,728          92,780            1,279            211,092          1,500
  Unit Fair Values #.....    $    16.64      $    13.78      $    12.34          $ 12.59         $    15.48        $ 15.43


                            GOLDMAN SACHS
                           HIGH YIELD FUND
                           SUB-ACCOUNT (A)
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --
      Class INV..........      --
      Other class........           65
                                ======
    Cost:
      Class ADV..........      --
      Class INV..........      --
      Other class........       $  523
                                ======
    Market Value:
      Class ADV..........      --
      Class INV..........      --
      Other class........       $  512
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........            1
  Other assets...........      --
                                ------
  Total Assets...........          513
                                ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            1
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                                ------
  Total Liabilities......            1
                                ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $  512
                                ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........           50
  Unit Fair Values #.....       $10.29

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                           JOHN HANCOCK    HARTFORD      HARTFORD TOTAL
                            SMALL CAP    ADVISERS HLS     RETURN BOND
                           EQUITY FUND       FUND           HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ------------  ------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --            --              --
      Class INV..........      --            --              --
      Other class........       63,975       210,850          560,100
                            ==========    ==========       ==========
    Cost:
      Class ADV..........      --            --              --
      Class INV..........      --            --              --
      Other class........   $1,127,552    $4,469,051       $6,653,923
                            ==========    ==========       ==========
    Market Value:
      Class ADV..........      --            --              --
      Class INV..........      --            --              --
      Other class........   $1,337,074    $4,750,309       $6,311,535
  Due from Hartford Life
   Insurance Company.....        3,130        12,680           21,604
  Receivable from fund
   shares sold...........      --            --              --
  Other assets...........      --            --                     5
                            ----------    ----------       ----------
  Total Assets...........    1,340,204     4,762,989        6,333,144
                            ----------    ----------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --              --
  Payable for fund shares
   purchased.............        3,130        12,680           21,604
  Other liabilities......           65            21         --
                            ----------    ----------       ----------
  Total Liabilities......        3,195        12,701           21,604
                            ----------    ----------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $1,337,009    $4,750,288       $6,311,540
                            ==========    ==========       ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      119,209       461,120          683,313
  Unit Fair Values #.....   $    11.22    $    10.30       $     9.24

  # Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                             HARTFORD
                             CAPITAL     HARTFORD DIVIDEND   HARTFORD GLOBAL                     HARTFORD GLOBAL
                           APPRECIATION     AND GROWTH         ADVISERS HLS     HARTFORD GLOBAL    TECHNOLOGY     HARTFORD GROWTH
                             HLS FUND        HLS FUND              FUND         HEALTH HLS FUND     HLS FUND          HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (A)      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ------------  -----------------  ------------------  ---------------  ---------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --             --                --                  --               --               --
      Class INV..........      --             --                --                  --               --               --
      Other class........      323,755         351,124               20              33,527           27,903              240
                           ===========      ==========            =====            ========         ========           ======
    Cost:
      Class ADV..........      --             --                --                  --               --               --
      Class INV..........      --             --                --                  --               --               --
      Other class........  $14,862,726      $6,547,018            $ 254            $514,914         $134,084           $2,905
                           ===========      ==========            =====            ========         ========           ======
    Market Value:
      Class ADV..........      --             --                --                  --               --               --
      Class INV..........      --             --                --                  --               --               --
      Other class........  $17,154,756      $7,282,497            $ 255            $592,015         $152,866           $3,007
  Due from Hartford Life
   Insurance Company.....       21,944          26,949          --                    9,577              429          --
  Receivable from fund
   shares sold...........      --             --                      1             --               --                     1
  Other assets...........      --             --                --                  --               --               --
                           -----------      ----------            -----            --------         --------           ------
  Total Assets...........   17,176,700       7,309,446              256             601,592          153,295            3,008
                           -----------      ----------            -----            --------         --------           ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --                      1             --               --                     1
  Payable for fund shares
   purchased.............       21,944          26,949          --                    9,577              429          --
  Other liabilities......          282             125          --                       22                2          --
                           -----------      ----------            -----            --------         --------           ------
  Total Liabilities......       22,226          27,074                1               9,599              431                1
                           -----------      ----------            -----            --------         --------           ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $17,154,474      $7,282,372            $ 255            $591,993         $152,864           $3,007
                           ===========      ==========            =====            ========         ========           ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      992,831       1,675,433               92              39,222           20,969              268
  Unit Fair Values #.....  $     17.28      $     4.35            $2.72            $  15.09         $   7.29           $11.20


                           HARTFORD GROWTH
                            OPPORTUNITIES
                               HLS FUND
                           SUB-ACCOUNT (A)
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --
      Class INV..........      --
      Other class........            4
                                ======
    Cost:
      Class ADV..........      --
      Class INV..........      --
      Other class........       $  132
                                ======
    Market Value:
      Class ADV..........      --
      Class INV..........      --
      Other class........       $  129
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........      --
  Other assets...........      --
                                ------
  Total Assets...........          129
                                ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                                ------
  Total Liabilities......      --
                                ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $  129
                                ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........           12
  Unit Fair Values #.....       $10.98

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005

                                                HARTFORD
                                             INTERNATIONAL
                                                CAPITAL            HARTFORD
                           HARTFORD INDEX     APPRECIATION     LARGECAP GROWTH
                              HLS FUND          HLS FUND           HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           --------------  ------------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........       --              --                 --
      Class INV..........       --              --                 --
      Other class........       171,099             524              1,354
                             ==========          ======            =======
    Cost:
      Class ADV..........       --              --                 --
      Class INV..........       --              --                 --
      Other class........    $4,758,613          $6,240            $12,907
                             ==========          ======            =======
    Market Value:
      Class ADV..........       --              --                 --
      Class INV..........       --              --                 --
      Other class........    $5,470,559          $6,538            $12,985
  Due from Hartford Life
   Insurance Company.....        24,992         --                 --
  Receivable from fund
   shares sold...........       --                    5                  6
  Other assets...........       --              --                 --
                             ----------          ------            -------
  Total Assets...........     5,495,551           6,543             12,991
                             ----------          ------            -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                    5                  6
  Payable for fund shares
   purchased.............        24,992         --                 --
  Other liabilities......            74         --                 --
                             ----------          ------            -------
  Total Liabilities......        25,066               5                  6
                             ----------          ------            -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $5,470,485          $6,538            $12,985
                             ==========          ======            =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........     1,335,800             539              1,212
  Unit Fair Values #.....    $     4.10          $12.12            $ 10.71

  # Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                            HARTFORD
                             HARTFORD                       MORTGAGE    HARTFORD SMALL      HARTFORD
                            MIDCAP HLS    HARTFORD MONEY   SECURITIES    COMPANY HLS    SMALLCAP GROWTH   HARTFORD STOCK
                               FUND       MARKET HLS FUND   HLS FUND         FUND           HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT
                           -------------  ---------------  -----------  --------------  ----------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --              --             --             --             --                 --
      Class INV..........      --              --             --             --             --                 --
      Other class........      249,334       1,244,402        63,226         136,585             98             76,909
                            ==========      ==========      ========      ==========         ======         ==========
    Cost:
      Class ADV..........      --              --             --             --             --                 --
      Class INV..........      --              --             --             --             --                 --
      Other class........   $6,153,381      $1,244,402      $739,024      $2,050,227         $2,133         $3,123,046
                            ==========      ==========      ========      ==========         ======         ==========
    Market Value:
      Class ADV..........      --              --             --             --             --                 --
      Class INV..........      --              --             --             --             --                 --
      Other class........   $7,162,478      $1,244,402      $726,955      $2,685,936         $2,047         $3,784,715
  Due from Hartford Life
   Insurance Company.....        9,478          15,755         2,197           7,019        --                   5,996
  Receivable from fund
   shares sold...........      --              --             --             --                   1            --
  Other assets...........      --                   35        --             --             --                 --
                            ----------      ----------      --------      ----------         ------         ----------
  Total Assets...........    7,171,956       1,260,192       729,152       2,692,955          2,048          3,790,711
                            ----------      ----------      --------      ----------         ------         ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              --             --             --                   1            --
  Payable for fund shares
   purchased.............        9,478          15,755         2,196           7,019        --                   5,996
  Other liabilities......           21         --             --                 172        --                       8
                            ----------      ----------      --------      ----------         ------         ----------
  Total Liabilities......        9,499          15,755         2,196           7,191              1              6,004
                            ----------      ----------      --------      ----------         ------         ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $7,162,457      $1,244,437      $726,956      $2,685,764         $2,047         $3,784,707
                            ==========      ==========      ========      ==========         ======         ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........      459,436         158,440       112,833         806,757            200            326,484
  Unit Fair Values #.....   $    15.59      $     7.85      $   6.44      $     3.33         $10.24         $    11.59

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                             HARTFORD VALUE      HOTCHKIS AND
                             OPPORTUNITIES     WILEY LARGE CAP   AIM FINANCIAL
                                HLS FUND          VALUE FUND     SERVICES FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ------------------  ----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........       --                 --                --
      Class INV..........       --                 --                16,610
      Other class........            99              2,852           --
                                 ======            =======         ========
    Cost:
      Class ADV..........       --                 --                --
      Class INV..........       --                 --              $466,276
      Other class........        $1,815            $67,374           --
                                 ======            =======         ========
    Market Value:
      Class ADV..........       --                 --                --
      Class INV..........       --                 --              $456,937
      Other class........        $1,869            $66,557           --
  Due from Hartford Life
   Insurance Company.....       --                 --                   429
  Receivable from fund
   shares sold...........             1                 93           --
  Other assets...........       --                 --                --
                                 ------            -------         --------
  Total Assets...........         1,870             66,650          457,366
                                 ------            -------         --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             1                 93           --
  Payable for fund shares
   purchased.............       --                 --                   430
  Other liabilities......       --                 --                --
                                 ------            -------         --------
  Total Liabilities......             1                 93              430
                                 ------            -------         --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $1,869            $66,557         $456,936
                                 ======            =======         ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........           180              5,184           37,203
  Unit Fair Values #.....        $10.36            $ 12.84         $  12.28

  # Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                         AIM SMALL       AIM                          JANUS ADVISER  JANUS ADVISER
                           AIM LEISURE    COMPANY    TECHNOLOGY     JANUS ADVISER     INTERNATIONAL    WORLDWIDE
                              FUND      GROWTH FUND     FUND          FORTY FUND       GROWTH FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (C)     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -----------  ------------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........     --           --           --              --                --             --
      Class INV..........     16,126       37,530        6,123          --                --             --
      Other class........     --           --           --                59,554          12,235          4,782
                            ========     ========     ========        ==========        ========       ========
    Cost:
      Class ADV..........     --           --           --              --                --             --
      Class INV..........   $690,312     $421,066     $145,184          --                --             --
      Other class........     --           --           --            $1,261,196        $359,328       $120,905
                            ========     ========     ========        ==========        ========       ========
    Market Value:
      Class ADV..........     --           --           --              --                --             --
      Class INV..........   $665,531     $497,649     $158,576          --                --             --
      Other class........     --           --           --            $1,710,987        $463,234       $138,589
  Due from Hartford Life
   Insurance Company.....        454          511          256             4,771           2,259            206
  Receivable from fund
   shares sold...........     --           --           --              --                --             --
  Other assets...........     --           --           --              --                --             --
                            --------     --------     --------        ----------        --------       --------
  Total Assets...........    665,985      498,160      158,832         1,715,758         465,493        138,795
                            --------     --------     --------        ----------        --------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --           --           --              --                --             --
  Payable for fund shares
   purchased.............        454          511          257             4,771           2,259            206
  Other liabilities......          6            7       --                   160              16              3
                            --------     --------     --------        ----------        --------       --------
  Total Liabilities......        460          518          257             4,931           2,275            209
                            --------     --------     --------        ----------        --------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $665,525     $497,642     $158,575        $1,710,827        $463,218       $138,586
                            ========     ========     ========        ==========        ========       ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........     54,290       43,623       20,935           127,491          28,404         54,870
  Unit Fair Values #.....   $  12.26     $  11.41     $   7.57        $    13.42        $  16.31       $   2.53


                                 KEELEY           LORD ABBETT
                               SMALL CAP           SMALL-CAP
                               VALUE FUND          BLEND FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........       --                  --
      Class INV..........       --                  --
      Other class........           905               1,005
                                =======             =======
    Cost:
      Class ADV..........       --                  --
      Class INV..........       --                  --
      Other class........       $38,510             $16,572
                                =======             =======
    Market Value:
      Class ADV..........       --                  --
      Class INV..........       --                  --
      Other class........       $39,500             $16,921
  Due from Hartford Life
   Insurance Company.....       --                  --
  Receivable from fund
   shares sold...........            22                  17
  Other assets...........       --                  --
                                -------             -------
  Total Assets...........        39,522              16,938
                                -------             -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            22                  17
  Payable for fund shares
   purchased.............       --                  --
  Other liabilities......       --                  --
                                -------             -------
  Total Liabilities......            22                  17
                                -------             -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $39,500             $16,921
                                =======             =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........         3,575               1,296
  Unit Fair Values #.....       $ 11.05             $ 13.06

(a)  From inception, July 15, 2005 to December 31, 2005.

(c) Formerly Janus Adviser Capital Appreciation Fund Sub-Account. Change effective February 28, 2005.

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                                                MASSACHUSETTS     MFS CAPITAL
                               LEGG MASON      INVESTORS GROWTH  OPPORTUNITIES
                               VALUE FUND         STOCK FUND         FUND
                            SUB-ACCOUNT (A)      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ----------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........       --                  --               --
      Class INV..........       --                  --               --
      Other class........             7              150,199         57,039
                                 ======           ==========       ========
    Cost:
      Class ADV..........       --                  --               --
      Class INV..........       --                  --               --
      Other class........        $  465           $1,668,739       $573,141
                                 ======           ==========       ========
    Market Value:
      Class ADV..........       --                  --               --
      Class INV..........       --                  --               --
      Other class........        $  497           $1,928,558       $771,167
  Due from Hartford Life
   Insurance Company.....       --                    12,587          2,618
  Receivable from fund
   shares sold...........             1             --               --
  Other assets...........       --                         9         --
                                 ------           ----------       --------
  Total Assets...........           498            1,941,154        773,785
                                 ------           ----------       --------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....             2             --               --
  Payable for fund shares
   purchased.............       --                    12,587          2,618
  Other liabilities......       --                  --                    3
                                 ------           ----------       --------
  Total Liabilities......             2               12,587          2,621
                                 ------           ----------       --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........        $  496           $1,928,567       $771,164
                                 ======           ==========       ========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........            32              195,721         74,274
  Unit Fair Values #.....        $15.64           $     9.85       $  10.38

  # Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                        MFS INTERNATIONAL
                            MFS HIGH      NEW DISCOVERY    MFS MID CAP  MFS UTILITIES   MFS VALUE    MUNDER MIDCAP
                           INCOME FUND        FUND         GROWTH FUND      FUND          FUND      CORE GROWTH FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (A)
                           -----------  -----------------  -----------  -------------  -----------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........     --            --                --            --             --           --
      Class INV..........     --            --                --            --             --           --
      Other class........    128,510             91           66,730         81,324        65,119         1,767
                            ========         ======         ========     ==========    ==========       =======
    Cost:
      Class ADV..........     --            --                --            --             --           --
      Class INV..........     --            --                --            --             --           --
      Other class........   $499,016         $2,156         $548,227     $  931,336    $1,371,062       $39,035
                            ========         ======         ========     ==========    ==========       =======
    Market Value:
      Class ADV..........     --            --                --            --             --           --
      Class INV..........     --            --                --            --             --           --
      Other class........   $488,337         $2,170         $612,584     $1,028,745    $1,507,495       $39,890
  Due from Hartford Life
   Insurance Company.....      1,763        --                   921          1,887         2,551       --
  Receivable from fund
   shares sold...........     --                  3           --            --             --                 9
  Other assets...........         89        --                --                 82        --           --
                            --------         ------         --------     ----------    ----------       -------
  Total Assets...........    490,189          2,173          613,505      1,030,714     1,510,046        39,899
                            --------         ------         --------     ----------    ----------       -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....     --                  3           --            --             --                 9
  Payable for fund shares
   purchased.............      1,763        --                   921          1,887         2,551       --
  Other liabilities......     --            --                     5        --                  8       --
                            --------         ------         --------     ----------    ----------       -------
  Total Liabilities......      1,763              3              926          1,887         2,559             9
                            --------         ------         --------     ----------    ----------       -------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $488,426         $2,170         $612,579     $1,028,827    $1,507,487       $39,890
                            ========         ======         ========     ==========    ==========       =======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........     37,361            152           64,783         74,269       116,242         3,925
  Unit Fair Values #.....   $  13.07         $14.27         $   9.46     $    13.85    $    12.97       $ 10.16

                                           OPPENHEIMER
                              OAKMARK        CAPITAL
                           INTERNATIONAL   APPRECIATION
                           SMALL CAP FUND      FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........       --             --
      Class INV..........       --             --
      Other class........        71,877         35,977
                             ==========     ==========
    Cost:
      Class ADV..........       --             --
      Class INV..........       --             --
      Other class........    $1,273,953     $1,331,007
                             ==========     ==========
    Market Value:
      Class ADV..........       --             --
      Class INV..........       --             --
      Other class........    $1,436,110     $1,543,794
  Due from Hartford Life
   Insurance Company.....       --               9,776
  Receivable from fund
   shares sold...........            46        --
  Other assets...........       --             --
                             ----------     ----------
  Total Assets...........     1,436,156      1,553,570
                             ----------     ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            46        --
  Payable for fund shares
   purchased.............       --               9,776
  Other liabilities......             4             24
                             ----------     ----------
  Total Liabilities......            50          9,800
                             ----------     ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $1,436,106     $1,543,770
                             ==========     ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........        64,710        140,566
  Unit Fair Values #.....    $    22.19     $    10.98

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2005


                                           OPPENHEIMER
                           OPPENHEIMER      DEVELOPING          PIMCO REAL
                           GLOBAL FUND     MARKETS FUND        RETURN FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -----------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --            --                  --
      Class INV..........      --            --                  --
      Other class........      38,240          2,084                 767
                           ==========        =======              ======
    Cost:
      Class ADV..........      --            --                  --
      Class INV..........      --            --                  --
      Other class........  $2,116,802        $67,011              $8,742
                           ==========        =======              ======
    Market Value:
      Class ADV..........      --            --                  --
      Class INV..........      --            --                  --
      Other class........  $2,550,621        $75,722              $8,500
  Due from Hartford Life
   Insurance Company.....       7,215        --                  --
  Receivable from fund
   shares sold...........      --                 35                  24
  Other assets...........      --            --                  --
                           ----------        -------              ------
  Total Assets...........   2,557,836         75,757               8,524
                           ----------        -------              ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --                 35                  23
  Payable for fund shares
   purchased.............       7,215        --                  --
  Other liabilities......          80        --                  --
                           ----------        -------              ------
  Total Liabilities......       7,295             35                  23
                           ----------        -------              ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $2,550,541        $75,722              $8,501
                           ==========        =======              ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........     153,503          2,466                 780
  Unit Fair Values #.....  $    16.62        $ 30.71              $10.89

  # Unit fair value amounts represent an average of individual unit fair values, which differ within each Sub-Account.

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                              PUTNAM                                                   VICTORY             VICTORY
                           INTERNATIONAL     ROYCE VALUE         SSGA S&P 500        DIVERSIFIED        SPECIAL VALUE
                            EQUITY FUND       PLUS FUND           INDEX FUND          STOCK FUND             FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -------------  ------------------  ------------------  ------------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --              --                  --                  --                  --
      Class INV..........      --                4,645             --                  --                  --
      Other class........       47,833         --                    1,132                 129                 471
                            ==========         =======             =======              ======              ======
    Cost:
      Class ADV..........      --              --                  --                  --                  --
      Class INV..........      --              $52,502             --                  --                  --
      Other class........   $1,006,522         --                  $23,200              $2,182              $7,549
                            ==========         =======             =======              ======              ======
    Market Value:
      Class ADV..........      --              --                  --                  --                  --
      Class INV..........      --              $55,878             --                  --                  --
      Other class........   $1,249,886         --                  $23,269              $2,193              $7,238
  Due from Hartford Life
   Insurance Company.....      --              --                  --                  --                  --
  Receivable from fund
   shares sold...........           42              11             --                  --                        4
  Other assets...........      --              --                  --                  --                  --
                            ----------         -------             -------              ------              ------
  Total Assets...........    1,249,928          55,889              23,269               2,193               7,242
                            ----------         -------             -------              ------              ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           42              11                   3             --                        4
  Payable for fund shares
   purchased.............      --              --                  --                  --                  --
  Other liabilities......      --                7,196             --                  --                  --
                            ----------         -------             -------              ------              ------
  Total Liabilities......           42           7,207                   3             --                        4
                            ----------         -------             -------              ------              ------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $1,249,886         $48,682             $23,266              $2,193              $7,238
                            ==========         =======             =======              ======              ======
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........       87,716           4,250               2,280                 186                 675
  Unit Fair Values #.....   $    14.25         $ 11.45             $ 10.20              $11.79              $10.73

                                             VAN KAMPEN
                             VAN KAMPEN      EQUITY AND
                              COMSTOCK         INCOME
                                FUND            FUND
                           SUB-ACCOUNT (A)   SUB-ACCOUNT
                           ---------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class ADV..........      --               --
      Class INV..........      --               --
      Other class........          953        1,090,114
                               =======       ==========
    Cost:
      Class ADV..........      --               --
      Class INV..........      --               --
      Other class........      $17,899       $8,736,507
                               =======       ==========
    Market Value:
      Class ADV..........      --               --
      Class INV..........      --               --
      Other class........      $16,980       $9,462,189
  Due from Hartford Life
   Insurance Company.....      --                24,599
  Receivable from fund
   shares sold...........           10          --
  Other assets...........      --               --
                               -------       ----------
  Total Assets...........       16,990        9,486,788
                               -------       ----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           10          --
  Payable for fund shares
   purchased.............      --                24,599
  Other liabilities......      --                    79
                               -------       ----------
  Total Liabilities......           10           24,678
                               -------       ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $16,980       $9,462,110
                               =======       ==========
DEFERRED ANNUITY
 CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Units Owned by
   Participants..........        1,444          712,575
  Unit Fair Values #.....      $ 11.76       $    13.28

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                     AMERICAN
                              AMERICAN                  AMERICAN                  CENTURY SMALL
                           CENTURY EQUITY  CENTURY ULTRA-REGISTERED TRADEMARK-      CAP VALUE
                            INCOME FUND                   FUND                         FUND
                            SUB-ACCOUNT              SUB-ACCOUNT (A)             SUB-ACCOUNT (A)
                           --------------  -----------------------------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $  77,177              --    $                           $   6
                             ---------                    -----                       -----
EXPENSE:
  Mortality and expense
   risk charges..........      (21,181)                      (6)                         (6)
                             ---------                    -----                       -----
    Net investment income
     (loss)..............       55,996                       (6)                    --
                             ---------                    -----                       -----
CAPITAL GAINS INCOME.....      184,351              --                                  239
                             ---------                    -----                       -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        5,697              --                                  (22)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (162,760)                    (264)                       (224)
                             ---------                    -----                       -----
    Net gain (loss) on
     investments.........     (157,063)                    (264)                       (246)
                             ---------                    -----                       -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $  83,284                    $(270)                      $  (7)
                             =========                    =====                       =====

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                AMERICAN                                        ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                           CENTURY VISTA(SM)    AIM BASIC        AIM REAL        BALANCED SHARES     INTERNATIONAL
                                  FUND         VALUE FUND      ESTATE FUND            FUND            VALUE FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT   SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  -----------  ------------------  -----------------  -----------------
INVESTMENT INCOME:
  Dividends..............      -- $             $ --              $ 235               $  65              $158
                                  ----          --------          -----               -----              ----
EXPENSE:
  Mortality and expense
   risk charges..........           (2)           (5,967)           (61)                (25)              (17)
                                  ----          --------          -----               -----              ----
    Net investment income
     (loss)..............           (2)           (5,967)           174                  40               141
                                  ----          --------          -----               -----              ----
CAPITAL GAINS INCOME.....      --                 --                995                 718               690
                                  ----          --------          -----               -----              ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                    799        --                  --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           15           102,960           (186)               (506)              (29)
                                  ----          --------          -----               -----              ----
    Net gain (loss) on
     investments.........           15           103,759           (186)               (506)              (29)
                                  ----          --------          -----               -----              ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $ 13          $ 97,792          $ 983               $ 252              $802
                                  ====          ========          =====               =====              ====


                           ALLIANCEBERNSTEIN   AMERICAN FUNDS
                             GLOBAL VALUE       EUROPACIFIC
                                 FUND           GROWTH FUND
                            SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           -----------------  ----------------
INVESTMENT INCOME:
  Dividends..............        $  2               $ 61
                                 ----               ----
EXPENSE:
  Mortality and expense
   risk charges..........      --                    (10)
                                 ----               ----
    Net investment income
     (loss)..............           2                 51
                                 ----               ----
CAPITAL GAINS INCOME.....           8                130
                                 ----               ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (1)               167
                                 ----               ----
    Net gain (loss) on
     investments.........          (1)               167
                                 ----               ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $  9               $348
                                 ====               ====

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                               AMERICAN FUNDS
                            AMERICAN FUNDS     CAPITAL WORLD           ARIEL
                           THE GROWTH FUND    GROWTH & INCOME       APPRECIATION
                           OF AMERICA FUND          FUND                FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ----------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $   98              $ 30               $  23
                                ------              ----               -----
EXPENSE:
  Mortality and expense
   risk charges..........          (33)              (14)                (21)
                                ------              ----               -----
    Net investment income
     (loss)..............           65                16                   2
                                ------              ----               -----
CAPITAL GAINS INCOME.....          166               245                 349
                                ------              ----               -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                --                  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          885               104                (279)
                                ------              ----               -----
    Net gain (loss) on
     investments.........          885               104                (279)
                                ------              ----               -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $1,116              $365               $  72
                                ======              ====               =====

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                    ARTISAN
                                                    MID CAP          LIFEPATH 2010       LIFEPATH 2020       LIFEPATH 2030
                               ARIEL FUND          VALUE FUND          PORTFOLIO           PORTFOLIO           PORTFOLIO
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............        $   7               $  10                $ 20                $198                $ 25
                                 -----               -----                ----                ----                ----
EXPENSE:
  Mortality and expense
   risk charges..........           (6)                (47)                 (4)                (41)                 (9)
                                 -----               -----                ----                ----                ----
    Net investment income
     (loss)..............            1                 (37)                 16                 157                  16
                                 -----               -----                ----                ----                ----
CAPITAL GAINS INCOME.....          154                 719                  18             --                       72
                                 -----               -----                ----                ----                ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                       (1)            --                  --                  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (231)               (600)                (14)                543                   8
                                 -----               -----                ----                ----                ----
    Net gain (loss) on
     investments.........         (231)               (601)                (14)                543                   8
                                 -----               -----                ----                ----                ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $ (76)              $  81                $ 20                $700                $ 96
                                 =====               =====                ====                ====                ====


                             LIFEPATH 2040        BARON SMALL
                               PORTFOLIO            CAP FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............         $ 76             -- $
                                  ----                ----
EXPENSE:
  Mortality and expense
   risk charges..........          (29)                (12)
                                  ----                ----
    Net investment income
     (loss)..............           47                 (12)
                                  ----                ----
CAPITAL GAINS INCOME.....      --                      309
                                  ----                ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                      (32)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          335                 237
                                  ----                ----
    Net gain (loss) on
     investments.........          335                 205
                                  ----                ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $382                $502
                                  ====                ====

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                            CALVERT SOCIAL        CALVERT
                           INVESTMENT FUND       LARGE CAP          CRM MID CAP
                           EQUITY PORTFOLIO     GROWTH FUND          VALUE FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ----------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............      --$               -- $                   $  9
                                 ----               ----                ----
EXPENSE:
  Mortality and expense
   risk charges..........          (1)               (25)                 (2)
                                 ----               ----                ----
    Net investment income
     (loss)..............          (1)               (25)                  7
                                 ----               ----                ----
CAPITAL GAINS INCOME.....           6            --                       32
                                 ----               ----                ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                      1             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (3)               692                   2
                                 ----               ----                ----
    Net gain (loss) on
     investments.........          (3)               693                   2
                                 ----               ----                ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $  2               $668                $ 41
                                 ====               ====                ====

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                               DREYFUS         DREYFUS      DREYFUS
                           DAVIS NEW YORK      LIFETIME       LIFETIME     LIFETIME      DREYFUS
                            VENTURE FUND      GROWTH AND       GROWTH       INCOME     PREMIER CORE    DREYFUS MIDCAP
                                SUB-       INCOME PORTFOLIO   PORTFOLIO    PORTFOLIO    BOND FUND        INDEX FUND
                            ACCOUNT (A)      SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT (A)
                           --------------  ----------------  -----------  -----------  ------------  ------------------
INVESTMENT INCOME:
  Dividends..............       $ 85           $12,089         $2,921       $ 4,197      $ 21,253           $ 82
                                ----           -------         ------       -------      --------           ----
EXPENSE:
  Mortality and expense
   risk charges..........        (27)           (1,735)          (975)         (720)       (3,288)           (18)
                                ----           -------         ------       -------      --------           ----
    Net investment income
     (loss)..............         58            10,354          1,946         3,477        17,965             64
                                ----           -------         ------       -------      --------           ----
CAPITAL GAINS INCOME.....     --               --               --           --             5,266            251
                                ----           -------         ------       -------      --------           ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     --                    21           (116)          163        (2,658)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        435            (2,145)         7,090        (3,132)      (16,281)           (92)
                                ----           -------         ------       -------      --------           ----
    Net gain (loss) on
     investments.........        435            (2,124)         6,974        (2,969)      (18,939)           (92)
                                ----           -------         ------       -------      --------           ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $493           $ 8,230         $8,920       $   508      $  4,292           $223
                                ====           =======         ======       =======      ========           ====


                           DREYFUS SMALLCAP
                           STOCK INDEX FUND
                           SUB-ACCOUNT (A)
                           ----------------
INVESTMENT INCOME:
  Dividends..............        $  1
                                 ----
EXPENSE:
  Mortality and expense
   risk charges..........      --
                                 ----
    Net investment income
     (loss)..............           1
                                 ----
CAPITAL GAINS INCOME.....           2
                                 ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (3)
                                 ----
    Net gain (loss) on
     investments.........          (3)
                                 ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      --$
                                 ====

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              FIDELITY       FEDERATED        FRANKLIN
                            ADVISOR VALUE   SHORT-TERM       SMALL CAP
                           STRATEGIES FUND  INCOME FUND      VALUE FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (A)
                           ---------------  -----------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ --            $ 3,832           $  7
                              ---------       -------           ----
EXPENSE:
  Mortality and expense
   risk charges..........        (1,863)         (412)            (8)
                              ---------       -------           ----
    Net investment income
     (loss)..............        (1,863)        3,420             (1)
                              ---------       -------           ----
CAPITAL GAINS INCOME.....       123,820        --                 64
                              ---------       -------           ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           324          (236)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (105,048)       (1,090)           (55)
                              ---------       -------           ----
    Net gain (loss) on
     investments.........      (104,724)       (1,326)           (55)
                              ---------       -------           ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $  17,233       $ 2,094           $  8
                              =========       =======           ====

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                              FRANKLIN        FRANKLIN     FRANKLIN SMALL-                                      GOLDMAN SACHS
                            BALANCE SHEET   MUTUAL SHARES      MID CAP          TEMPLETON        TEMPLETON      MID CAP VALUE
                           INVESTMENT FUND      FUND         GROWTH FUND       GROWTH FUND      FOREIGN FUND         FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ---------------  -------------  ---------------  ------------------  ------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $ 23,579        $ 23,301         $ 1,302            $ 248           $ 46,127         $    81
                              --------        --------         -------            -----           --------         -------
EXPENSE:
  Mortality and expense
   risk charges..........      (12,375)         (9,159)         (5,216)             (38)           (17,228)            (60)
                              --------        --------         -------            -----           --------         -------
    Net investment income
     (loss)..............       11,204          14,142          (3,914)             210             28,899              21
                              --------        --------         -------            -----           --------         -------
CAPITAL GAINS INCOME.....      123,771          79,414         --                   818            148,175           1,452
                              --------        --------         -------            -----           --------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        2,098           9,215           4,101          --                   3,152              (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      145,882          31,749          75,018             (627)            76,834          (1,150)
                              --------        --------         -------            -----           --------         -------
    Net gain (loss) on
     investments.........      147,980          40,964          79,119             (627)            79,986          (1,151)
                              --------        --------         -------            -----           --------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $282,955        $134,520         $75,205            $ 401           $257,060         $   322
                              ========        ========         =======            =====           ========         =======


                            GOLDMAN SACHS
                           HIGH YIELD FUND
                           SUB-ACCOUNT (A)
                           ----------------
INVESTMENT INCOME:
  Dividends..............        $ 13
                                 ----
EXPENSE:
  Mortality and expense
   risk charges..........          (1)
                                 ----
    Net investment income
     (loss)..............          12
                                 ----
CAPITAL GAINS INCOME.....      --
                                 ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (11)
                                 ----
    Net gain (loss) on
     investments.........         (11)
                                 ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $  1
                                 ====

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           JOHN HANCOCK    HARTFORD      HARTFORD TOTAL
                            SMALL CAP    ADVISERS HLS     RETURN BOND
                           EQUITY FUND       FUND           HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ------------  ------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $--          $ 141,882        $ 416,044
                             -------      ---------        ---------
EXPENSE:
  Mortality and expense
   risk charges..........     (5,590)       (27,835)         (34,919)
                             -------      ---------        ---------
    Net investment income
     (loss)..............     (5,590)       114,047          381,125
                             -------      ---------        ---------
CAPITAL GAINS INCOME.....     --            271,573           39,864
                             -------      ---------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     18,795           (361)            (593)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     76,291       (115,666)        (335,793)
                             -------      ---------        ---------
    Net gain (loss) on
     investments.........     95,086       (116,027)        (336,386)
                             -------      ---------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $89,496      $ 269,593        $  84,603
                             =======      =========        =========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                             HARTFORD
                             CAPITAL     HARTFORD DIVIDEND   HARTFORD GLOBAL                     HARTFORD GLOBAL
                           APPRECIATION     AND GROWTH         ADVISERS HLS     HARTFORD GLOBAL    TECHNOLOGY     HARTFORD GROWTH
                             HLS FUND        HLS FUND              FUND         HEALTH HLS FUND     HLS FUND          HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (A)      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ------------  -----------------  ------------------  ---------------  ---------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $  133,980       $128,513              $  4             $   385          $   239          --$
                            ----------       --------              ----             -------          -------            ----
EXPENSE:
  Mortality and expense
   risk charges..........      (80,238)       (36,034)          --                   (2,088)            (562)             (7)
                            ----------       --------              ----             -------          -------            ----
    Net investment income
     (loss)..............       53,742         92,479                 4              (1,703)            (323)             (7)
                            ----------       --------              ----             -------          -------            ----
CAPITAL GAINS INCOME.....    2,136,170        284,530           --                   24,908          --                   16
                            ----------       --------              ----             -------          -------            ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       17,626          7,512           --                      126              352          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (213,491)       (47,058)                1              31,424           12,661             102
                            ----------       --------              ----             -------          -------            ----
    Net gain (loss) on
     investments.........     (195,865)       (39,546)                1              31,550           13,013             102
                            ----------       --------              ----             -------          -------            ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,994,047       $337,463              $  5             $54,755          $12,690            $111
                            ==========       ========              ====             =======          =======            ====


                           HARTFORD GROWTH
                            OPPORTUNITIES
                               HLS FUND
                           SUB-ACCOUNT (A)
                           ----------------
INVESTMENT INCOME:
  Dividends..............      --$
                                 ----
EXPENSE:
  Mortality and expense
   risk charges..........      --
                                 ----
    Net investment income
     (loss)..............      --
                                 ----
CAPITAL GAINS INCOME.....           6
                                 ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (3)
                                 ----
    Net gain (loss) on
     investments.........          (3)
                                 ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $  3
                                 ====

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                HARTFORD
                                             INTERNATIONAL
                                                CAPITAL            HARTFORD
                           HARTFORD INDEX     APPRECIATION     LARGECAP GROWTH
                              HLS FUND          HLS FUND           HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           --------------  ------------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $101,719            $ 44               $ 37
                              --------            ----               ----
EXPENSE:
  Mortality and expense
   risk charges..........      (29,741)            (16)               (35)
                              --------            ----               ----
    Net investment income
     (loss)..............       71,978              28                  2
                              --------            ----               ----
CAPITAL GAINS INCOME.....      140,145              74             --
                              --------            ----               ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       62,375         --                      (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (63,523)            298                 78
                              --------            ----               ----
    Net gain (loss) on
     investments.........       (1,148)            298                 77
                              --------            ----               ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $210,975            $400               $ 79
                              ========            ====               ====

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                          HARTFORD
                            HARTFORD                      MORTGAGE    HARTFORD SMALL      HARTFORD
                           MIDCAP HLS   HARTFORD MONEY   SECURITIES    COMPANY HLS    SMALLCAP GROWTH   HARTFORD STOCK
                              FUND      MARKET HLS FUND   HLS FUND         FUND           HLS FUND         HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT
                           -----------  ---------------  -----------  --------------  ----------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ 24,919        $27,831        $17,692       $--                $  8           $ 66,811
                            --------        -------        -------       --------           ----           --------
EXPENSE:
  Mortality and expense
   risk charges..........    (29,707)        (3,803)        (4,307)       (14,451)            (5)           (18,253)
                            --------        -------        -------       --------           ----           --------
    Net investment income
     (loss)..............     (4,788)        24,028         13,385        (14,451)             3             48,558
                            --------        -------        -------       --------           ----           --------
CAPITAL GAINS INCOME.....    928,193        --              --            --                 138            --
                            --------        -------        -------       --------           ----           --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     10,308        --               1,572         20,612         --                 28,467
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (44,714)       --              (6,614)       389,446            (86)           236,455
                            --------        -------        -------       --------           ----           --------
    Net gain (loss) on
     investments.........    (34,406)       --              (5,042)       410,058            (86)           264,922
                            --------        -------        -------       --------           ----           --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $888,999        $24,028        $ 8,343       $395,607           $ 55           $313,480
                            ========        =======        =======       ========           ====           ========

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                             HARTFORD VALUE      HOTCHKIS AND
                             OPPORTUNITIES     WILEY LARGE CAP   AIM FINANCIAL
                                HLS FUND          VALUE FUND     SERVICES FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ------------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............         $ 16              $  355         $  5,903
                                  ----              ------         --------
EXPENSE:
  Mortality and expense
   risk charges..........           (4)               (156)          (2,513)
                                  ----              ------         --------
    Net investment income
     (loss)..............           12                 199            3,390
                                  ----              ------         --------
CAPITAL GAINS INCOME.....      --                    1,452           42,998
                                  ----              ------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                       (1)              92
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           54                (817)         (23,293)
                                  ----              ------         --------
    Net gain (loss) on
     investments.........           54                (818)         (23,201)
                                  ----              ------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $ 66              $  833         $ 23,187
                                  ====              ======         ========

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                         AIM SMALL       AIM                          JANUS ADVISER  JANUS ADVISER
                           AIM LEISURE    COMPANY    TECHNOLOGY     JANUS ADVISER     INTERNATIONAL    WORLDWIDE
                              FUND      GROWTH FUND     FUND          FORTY FUND       GROWTH FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (C)     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -----------  ------------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $  7,030      $--          $--             $--               $ 2,613        $1,095
                            --------      -------      ------          --------          -------        ------
EXPENSE:
  Mortality and expense
   risk charges..........     (3,753)      (2,721)       (819)           (8,823)          (1,485)         (866)
                            --------      -------      ------          --------          -------        ------
    Net investment income
     (loss)..............      3,277       (2,721)       (819)           (8,823)           1,128           229
                            --------      -------      ------          --------          -------        ------
CAPITAL GAINS INCOME.....     64,043       --           --             --                 --            --
                            --------      -------      ------          --------          -------        ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        200        3,110        (519)           22,139           13,869           655
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (73,109)      23,945       4,843           179,139           72,704         6,498
                            --------      -------      ------          --------          -------        ------
    Net gain (loss) on
     investments.........    (72,909)      27,055       4,324           201,278           86,573         7,153
                            --------      -------      ------          --------          -------        ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ (5,589)     $24,334      $3,505          $192,455          $87,701        $7,382
                            ========      =======      ======          ========          =======        ======


                                 KEELEY           LORD ABBETT
                               SMALL CAP           SMALL-CAP
                               VALUE FUND          BLEND FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............       -$-                 -$-
                                 ------              ------
EXPENSE:
  Mortality and expense
   risk charges..........           (90)                (74)
                                 ------              ------
    Net investment income
     (loss)..............           (90)                (74)
                                 ------              ------
CAPITAL GAINS INCOME.....           305                 465
                                 ------              ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                      306
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           990                 349
                                 ------              ------
    Net gain (loss) on
     investments.........           990                 655
                                 ------              ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $1,205              $1,046
                                 ======              ======

(a)  From inception, July 15, 2005 to December 31, 2005.
(c) Formerly Janus Adviser Capital Appreciation Fund Sub-Account. Change effective February 28, 2005.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                                MASSACHUSETTS     MFS CAPITAL
                               LEGG MASON      INVESTORS GROWTH  OPPORTUNITIES
                               VALUE FUND         STOCK FUND         FUND
                            SUB-ACCOUNT (A)      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............      -- $                $--              $--
                                  ----             --------         -------
EXPENSE:
  Mortality and expense
   risk charges..........           (1)             (10,086)         (4,962)
                                  ----             --------         -------
    Net investment income
     (loss)..............           (1)             (10,086)         (4,962)
                                  ----             --------         -------
CAPITAL GAINS INCOME.....      --                   --               --
                                  ----             --------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --                    10,800          (1,004)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           32               54,314           8,631
                                  ----             --------         -------
    Net gain (loss) on
     investments.........           32               65,114           7,627
                                  ----             --------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....         $ 31             $ 55,028         $ 2,665
                                  ====             ========         =======

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                        MFS INTERNATIONAL
                            MFS HIGH      NEW DISCOVERY    MFS MID CAP  MFS UTILITIES   MFS VALUE    MUNDER MIDCAP
                           INCOME FUND        FUND         GROWTH FUND      FUND          FUND      CORE GROWTH FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (A)
                           -----------  -----------------  -----------  -------------  -----------  ----------------
INVESTMENT INCOME:
  Dividends..............   $ 29,687          $ 11           $--           $ 9,915       $16,411          $198
                            --------          ----           -------       -------       -------          ----
EXPENSE:
  Mortality and expense
   risk charges..........     (2,906)           (5)           (4,014)       (3,848)       (8,714)          (88)
                            --------          ----           -------       -------       -------          ----
    Net investment income
     (loss)..............     26,781             6            (4,014)        6,067         7,697           110
                            --------          ----           -------       -------       -------          ----
CAPITAL GAINS INCOME.....     --               140            --            --            71,288        --
                            --------          ----           -------       -------       -------          ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (1,999)       --                 1,204        20,157         2,719            (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (18,382)           14            20,331        58,373        (8,412)          855
                            --------          ----           -------       -------       -------          ----
    Net gain (loss) on
     investments.........    (20,381)           14            21,535        78,530        (5,693)          854
                            --------          ----           -------       -------       -------          ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  6,400          $160           $17,521       $84,597       $73,292          $964
                            ========          ====           =======       =======       =======          ====

                                           OPPENHEIMER
                              OAKMARK        CAPITAL
                           INTERNATIONAL   APPRECIATION
                           SMALL CAP FUND      FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------
INVESTMENT INCOME:
  Dividends..............     $ 40,397       $ 9,246
                              --------       -------
EXPENSE:
  Mortality and expense
   risk charges..........       (3,487)       (9,409)
                              --------       -------
    Net investment income
     (loss)..............       36,910          (163)
                              --------       -------
CAPITAL GAINS INCOME.....      203,110        --
                              --------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           54        14,458
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (34,946)       44,115
                              --------       -------
    Net gain (loss) on
     investments.........      (34,892)       58,573
                              --------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $205,128       $58,410
                              ========       =======

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                           OPPENHEIMER
                           OPPENHEIMER      DEVELOPING          PIMCO REAL
                           GLOBAL FUND     MARKETS FUND        RETURN FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -----------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $ 16,494         $   768              $ 146
                            --------         -------              -----
EXPENSE:
  Mortality and expense
   risk charges..........    (11,513)           (164)               (19)
                            --------         -------              -----
    Net investment income
     (loss)..............      4,981             604                127
                            --------         -------              -----
CAPITAL GAINS INCOME.....     77,241           1,889                105
                            --------         -------              -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     36,782               1            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    157,369           8,711               (242)
                            --------         -------              -----
    Net gain (loss) on
     investments.........    194,151           8,712               (242)
                            --------         -------              -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $276,373         $11,205              $ (10)
                            ========         =======              =====

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                              PUTNAM                                                   VICTORY             VICTORY
                           INTERNATIONAL     ROYCE VALUE         SSGA S&P 500        DIVERSIFIED        SPECIAL VALUE
                            EQUITY FUND       PLUS FUND           INDEX FUND          STOCK FUND             FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -------------  ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $ 24,383          -$-                   $ 86                $  3             --$
                             --------           ------               ----                ----               -----
EXPENSE:
  Mortality and expense
   risk charges..........      (3,231)            (129)               (34)                 (3)                (17)
                             --------           ------               ----                ----               -----
    Net investment income
     (loss)..............      21,152             (129)                52             --                      (17)
                             --------           ------               ----                ----               -----
CAPITAL GAINS INCOME.....      --                1,601            --                       33                 668
                             --------           ------               ----                ----               -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          65          --                 --                       11             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      98,925            3,376                 69                  11                (311)
                             --------           ------               ----                ----               -----
    Net gain (loss) on
     investments.........      98,990            3,376                 69                  22                (311)
                             --------           ------               ----                ----               -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $120,142           $4,848               $121                $ 55               $ 340
                             ========           ======               ====                ====               =====

                                               VAN KAMPEN
                               VAN KAMPEN      EQUITY AND
                                COMSTOCK         INCOME
                                  FUND            FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ------------------  -----------
INVESTMENT INCOME:
  Dividends..............        $   98         $145,716
                                 ------         --------
EXPENSE:
  Mortality and expense
   risk charges..........           (21)         (37,634)
                                 ------         --------
    Net investment income
     (loss)..............            77          108,082
                                 ------         --------
CAPITAL GAINS INCOME.....         1,013          384,831
                                 ------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                   192
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (919)           6,224
                                 ------         --------
    Net gain (loss) on
     investments.........          (919)           6,416
                                 ------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $  171         $499,329
                                 ======         ========

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                     AMERICAN
                              AMERICAN                  AMERICAN                  CENTURY SMALL
                           CENTURY EQUITY  CENTURY ULTRA-REGISTERED TRADEMARK-      CAP VALUE
                            INCOME FUND                   FUND                         FUND
                            SUB-ACCOUNT              SUB-ACCOUNT (A)             SUB-ACCOUNT (A)
                           --------------  -----------------------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $   55,996                  $    (6)                    -$-
  Capital gains income...       184,351             --                                   239
  Net realized gain
   (loss) on security
   transactions..........         5,697             --                                   (22)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (162,760)                    (264)                       (224)
                             ----------                  -------                      ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        83,284                     (270)                         (7)
                             ----------                  -------                      ------
UNIT TRANSACTIONS:
  Purchases..............     1,538,073                   12,758                       1,184
  Net transfers..........       468,069             --                                   822
  Surrenders for benefit
   payments and fees.....      (247,096)                                                  (6)
  Net loan activity......           (44)            --                               --
                             ----------                  -------                      ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,759,002                   12,758                       2,000
                             ----------                  -------                      ------
  Net increase (decrease)
   in net assets.........     1,842,286                   12,488                       1,993
NET ASSETS:
  Beginning of year......     2,994,864             --                               --
                             ----------                  -------                      ------
  End of year............    $4,837,150                  $12,488                      $1,993
                             ==========                  =======                      ======

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                AMERICAN                                        ALLIANCEBERNSTEIN  ALLIANCEBERNSTEIN
                           CENTURY VISTA(SM)    AIM BASIC        AIM REAL        BALANCED SHARES     INTERNATIONAL
                                  FUND         VALUE FUND      ESTATE FUND            FUND            VALUE FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT   SUB-ACCOUNT (A)     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           ------------------  -----------  ------------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................         $ (2)        $   (5,967)       $   174             $    40            $   141
  Capital gains income...      --                  --                995                 718                690
  Net realized gain
   (loss) on security
   transactions..........      --                     799        --                  --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           15            102,960           (186)               (506)               (29)
                                  ----         ----------        -------             -------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           13             97,792            983                 252                802
                                  ----         ----------        -------             -------            -------
UNIT TRANSACTIONS:
  Purchases..............          923            534,190          5,046              14,799              2,765
  Net transfers..........      --                  39,920         17,902             --                   9,481
  Surrenders for benefit
   payments and fees.....           (2)          (130,708)           (14)            --                      (1)
  Net loan activity......      --                     (11)       --                  --                 --
                                  ----         ----------        -------             -------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          921            443,391         22,934              14,799             12,245
                                  ----         ----------        -------             -------            -------
  Net increase (decrease)
   in net assets.........          934            541,183         23,917              15,051             13,047
NET ASSETS:
  Beginning of year......      --               1,475,228        --                  --                 --
                                  ----         ----------        -------             -------            -------
  End of year............         $934         $2,016,411        $23,917             $15,051            $13,047
                                  ====         ==========        =======             =======            =======


                           ALLIANCEBERNSTEIN   AMERICAN FUNDS
                             GLOBAL VALUE       EUROPACIFIC
                                 FUND           GROWTH FUND
                            SUB-ACCOUNT (A)   SUB-ACCOUNT (A)
                           -----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................        $  2              $   51
  Capital gains income...           8                 130
  Net realized gain
   (loss) on security
   transactions..........      --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (1)                167
                                 ----              ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           9                 348
                                 ----              ------
UNIT TRANSACTIONS:
  Purchases..............         299               1,587
  Net transfers..........      --                   2,268
  Surrenders for benefit
   payments and fees.....      --                      (8)
  Net loan activity......      --                 --
                                 ----              ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         299               3,847
                                 ----              ------
  Net increase (decrease)
   in net assets.........         308               4,195
NET ASSETS:
  Beginning of year......      --                 --
                                 ----              ------
  End of year............        $308              $4,195
                                 ====              ======

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                               AMERICAN FUNDS
                            AMERICAN FUNDS     CAPITAL WORLD           ARIEL
                           THE GROWTH FUND    GROWTH & INCOME       APPRECIATION
                           OF AMERICA FUND          FUND                FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ----------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $    65             $   16              $    2
  Capital gains income...          166                245                 349
  Net realized gain
   (loss) on security
   transactions..........      --                 --                  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          885                104                (279)
                               -------             ------              ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,116                365                  72
                               -------             ------              ------
UNIT TRANSACTIONS:
  Purchases..............        8,981              4,500               3,894
  Net transfers..........       13,767              1,792               4,192
  Surrenders for benefit
   payments and fees.....           (4)                (5)                 (8)
  Net loan activity......      --                 --                  --
                               -------             ------              ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       22,744              6,287               8,078
                               -------             ------              ------
  Net increase (decrease)
   in net assets.........       23,860              6,652               8,150
NET ASSETS:
  Beginning of year......      --                 --                  --
                               -------             ------              ------
  End of year............      $23,860             $6,652              $8,150
                               =======             ======              ======

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                                    ARTISAN
                                                    MID CAP          LIFEPATH 2010       LIFEPATH 2020       LIFEPATH 2030
                               ARIEL FUND          VALUE FUND          PORTFOLIO           PORTFOLIO           PORTFOLIO
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................        $    1             $   (37)             $   16             $   157              $   16
  Capital gains income...           154                 719                  18             --                       72
  Net realized gain
   (loss) on security
   transactions..........       --                       (1)            --                  --                  --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (231)               (600)                (14)                543                   8
                                 ------             -------              ------             -------              ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           (76)                 81                  20                 700                  96
                                 ------             -------              ------             -------              ------
UNIT TRANSACTIONS:
  Purchases..............           696               4,325               1,838              22,053                 854
  Net transfers..........         1,749              13,191             --                    1,890               2,393
  Surrenders for benefit
   payments and fees.....            (2)                (40)                 (5)                (13)                 (6)
  Net loan activity......       --                  --                  --                  --                  --
                                 ------             -------              ------             -------              ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         2,443              17,476               1,833              23,930               3,241
                                 ------             -------              ------             -------              ------
  Net increase (decrease)
   in net assets.........         2,367              17,557               1,853              24,630               3,337
NET ASSETS:
  Beginning of year......       --                  --                  --                  --                  --
                                 ------             -------              ------             -------              ------
  End of year............        $2,367             $17,557              $1,853             $24,630              $3,337
                                 ======             =======              ======             =======              ======


                             LIFEPATH 2040        BARON SMALL
                               PORTFOLIO            CAP FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $    47             $   (12)
  Capital gains income...       --                      309
  Net realized gain
   (loss) on security
   transactions..........       --                      (32)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           335                 237
                                -------             -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           382                 502
                                -------             -------
UNIT TRANSACTIONS:
  Purchases..............         3,858                 547
  Net transfers..........         7,835               9,001
  Surrenders for benefit
   payments and fees.....           (15)                 (3)
  Net loan activity......       --                  --
                                -------             -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        11,678               9,545
                                -------             -------
  Net increase (decrease)
   in net assets.........        12,060              10,047
NET ASSETS:
  Beginning of year......       --                  --
                                -------             -------
  End of year............       $12,060             $10,047
                                =======             =======

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                            CALVERT SOCIAL        CALVERT
                           INVESTMENT FUND       LARGE CAP          CRM MID CAP
                           EQUITY PORTFOLIO     GROWTH FUND          VALUE FUND
                           SUB-ACCOUNT (A)    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ----------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................        $ (1)            $   (25)             $    7
  Capital gains income...           6             --                       32
  Net realized gain
   (loss) on security
   transactions..........      --                       1             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (3)                692                   2
                                 ----             -------              ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           2                 668                  41
                                 ----             -------              ------
UNIT TRANSACTIONS:
  Purchases..............         440             --                    1,369
  Net transfers..........      --                  19,692             --
  Surrenders for benefit
   payments and fees.....          (2)                 (1)                 (5)
  Net loan activity......      --                 --                  --
                                 ----             -------              ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         438              19,691               1,364
                                 ----             -------              ------
  Net increase (decrease)
   in net assets.........         440              20,359               1,405
NET ASSETS:
  Beginning of year......      --                 --                  --
                                 ----             -------              ------
  End of year............        $440             $20,359              $1,405
                                 ====             =======              ======

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                                 DREYFUS         DREYFUS      DREYFUS
                                                 LIFETIME       LIFETIME     LIFETIME      DREYFUS
                            DAVIS NEW YORK      GROWTH AND       GROWTH       INCOME     PREMIER CORE    DREYFUS MIDCAP
                             VENTURE FUND    INCOME PORTFOLIO   PORTFOLIO    PORTFOLIO    BOND FUND        INDEX FUND
                           SUB-ACCOUNT (A)     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ----------------  ----------------  -----------  -----------  ------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................      $    58           $ 10,354       $  1,946     $  3,477     $  17,965          $   64
  Capital gains income...      --                 --              --           --             5,266             251
  Net realized gain
   (loss) on security
   transactions..........      --                      21           (116)         163        (2,658)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          435             (2,145)         7,090       (3,132)      (16,281)            (92)
                               -------           --------       --------     --------     ---------          ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          493              8,230          8,920          508         4,292             223
                               -------           --------       --------     --------     ---------          ------
UNIT TRANSACTIONS:
  Purchases..............        2,605             81,157         51,224       46,560       201,595           2,080
  Net transfers..........        7,678             55,862         13,872        1,882       551,492           4,655
  Surrenders for benefit
   payments and fees.....          (12)            (3,805)        (4,488)     (15,621)     (239,300)             (9)
  Net loan activity......      --                 --                 (15)         (25)          (11)        --
                               -------           --------       --------     --------     ---------          ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       10,271            133,214         60,593       32,796       513,776           6,726
                               -------           --------       --------     --------     ---------          ------
  Net increase (decrease)
   in net assets.........       10,764            141,444         69,513       33,304       518,068           6,949
NET ASSETS:
  Beginning of year......      --                 129,336         75,300       73,542       197,781         --
                               -------           --------       --------     --------     ---------          ------
  End of year............      $10,764           $270,780       $144,813     $106,846     $ 715,849          $6,949
                               =======           ========       ========     ========     =========          ======


                           DREYFUS SMALLCAP
                           STOCK INDEX FUND
                           SUB-ACCOUNT (A)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................        $  1
  Capital gains income...           2
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (3)
                                 ----
  Net increase (decrease)
   in net assets
   resulting from
   operations............      --
                                 ----
UNIT TRANSACTIONS:
  Purchases..............         190
  Net transfers..........      --
  Surrenders for benefit
   payments and fees.....          (2)
  Net loan activity......      --
                                 ----
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         188
                                 ----
  Net increase (decrease)
   in net assets.........         188
NET ASSETS:
  Beginning of year......      --
                                 ----
  End of year............        $188
                                 ====

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                              FIDELITY       FEDERATED        FRANKLIN
                            ADVISOR VALUE   SHORT-TERM       SMALL CAP
                           STRATEGIES FUND  INCOME FUND      VALUE FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT (A)
                           ---------------  -----------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (1,863)     $  3,420          $   (1)
  Capital gains income...       123,820        --                  64
  Net realized gain
   (loss) on security
   transactions..........           324          (236)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (105,048)       (1,090)            (55)
                              ---------      --------          ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        17,233         2,094               8
                              ---------      --------          ------
UNIT TRANSACTIONS:
  Purchases..............       186,120        44,519             505
  Net transfers..........        (4,332)      (37,886)          2,365
  Surrenders for benefit
   payments and fees.....       (41,297)       (1,952)             (3)
  Net loan activity......            (5)           (1)        --
                              ---------      --------          ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       140,486         4,680           2,867
                              ---------      --------          ------
  Net increase (decrease)
   in net assets.........       157,719         6,774           2,875
NET ASSETS:
  Beginning of year......       486,509       127,130         --
                              ---------      --------          ------
  End of year............     $ 644,228      $133,904          $2,875
                              =========      ========          ======

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                              FRANKLIN        FRANKLIN     FRANKLIN SMALL-                                      GOLDMAN SACHS
                            BALANCE SHEET   MUTUAL SHARES      MID CAP          TEMPLETON        TEMPLETON      MID CAP VALUE
                           INVESTMENT FUND      FUND         GROWTH FUND       GROWTH FUND      FOREIGN FUND         FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ---------------  -------------  ---------------  ------------------  ------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $   11,204      $   14,142      $   (3,914)         $   210         $   28,899        $    21
  Capital gains income...       123,771          79,414         --                   818            148,175          1,452
  Net realized gain
   (loss) on security
   transactions..........         2,098           9,215           4,101          --                   3,152             (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       145,882          31,749          75,018             (627)            76,834         (1,150)
                             ----------      ----------      ----------          -------         ----------        -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       282,955         134,520          75,205              401            257,060            322
                             ----------      ----------      ----------          -------         ----------        -------
UNIT TRANSACTIONS:
  Purchases..............       843,244         357,024         235,068            6,398            890,727          4,774
  Net transfers..........       139,776         723,413         523,372            9,216            436,551         18,054
  Surrenders for benefit
   payments and fees.....      (155,540)       (160,933)        (38,740)              99           (147,497)           (10)
  Net loan activity......           (52)           (176)            (24)         --                      (4)       --
                             ----------      ----------      ----------          -------         ----------        -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       827,428         919,328         719,676           15,713          1,179,777         22,818
                             ----------      ----------      ----------          -------         ----------        -------
  Net increase (decrease)
   in net assets.........     1,110,383       1,053,848         794,881           16,114          1,436,837         23,140
NET ASSETS:
  Beginning of year......     2,239,715         816,531         349,861          --               1,830,734        --
                             ----------      ----------      ----------          -------         ----------        -------
  End of year............    $3,350,098      $1,870,379      $1,144,742          $16,114         $3,267,571        $23,140
                             ==========      ==========      ==========          =======         ==========        =======


                            GOLDMAN SACHS
                           HIGH YIELD FUND
                           SUB-ACCOUNT (A)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................        $ 12
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (11)
                                 ----
  Net increase (decrease)
   in net assets
   resulting from
   operations............           1
                                 ----
UNIT TRANSACTIONS:
  Purchases..............         129
  Net transfers..........         383
  Surrenders for benefit
   payments and fees.....          (1)
  Net loan activity......      --
                                 ----
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         511
                                 ----
  Net increase (decrease)
   in net assets.........         512
NET ASSETS:
  Beginning of year......      --
                                 ----
  End of year............        $512
                                 ====

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                           JOHN HANCOCK    HARTFORD      HARTFORD TOTAL
                            SMALL CAP    ADVISERS HLS     RETURN BOND
                           EQUITY FUND       FUND           HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (B)
                           ------------  ------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $   (5,590)   $  114,047       $  381,125
  Capital gains income...      --            271,573           39,864
  Net realized gain
   (loss) on security
   transactions..........       18,795          (361)            (593)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       76,291      (115,666)        (335,793)
                            ----------    ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       89,496       269,593           84,603
                            ----------    ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............      322,258       664,301        1,645,709
  Net transfers..........      239,154       313,877          581,786
  Surrenders for benefit
   payments and fees.....     (116,503)     (115,377)        (250,781)
  Net loan activity......          (34)         (125)            (234)
                            ----------    ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      444,875       862,676        1,976,480
                            ----------    ----------       ----------
  Net increase (decrease)
   in net assets.........      534,371     1,132,269        2,061,083
NET ASSETS:
  Beginning of year......      802,638     3,618,019        4,250,457
                            ----------    ----------       ----------
  End of year............   $1,337,009    $4,750,288       $6,311,540
                            ==========    ==========       ==========

(b)  Formerly Hartford Bond HLS Fund Sub-Account. Change effective March 15,
     2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                             HARTFORD
                             CAPITAL     HARTFORD DIVIDEND   HARTFORD GLOBAL                     HARTFORD GLOBAL
                           APPRECIATION     AND GROWTH         ADVISERS HLS     HARTFORD GLOBAL    TECHNOLOGY     HARTFORD GROWTH
                             HLS FUND        HLS FUND              FUND         HEALTH HLS FUND     HLS FUND          HLS FUND
                           SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT (A)      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ------------  -----------------  ------------------  ---------------  ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $    53,742      $   92,479             $  4            $ (1,703)        $   (323)          $   (7)
  Capital gains income...    2,136,170         284,530          --                   24,908          --                    16
  Net realized gain
   (loss) on security
   transactions..........       17,626           7,512          --                      126              352          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (213,491)        (47,058)               1              31,424           12,661              102
                           -----------      ----------             ----            --------         --------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,994,047         337,463                5              54,755           12,690              111
                           -----------      ----------             ----            --------         --------           ------
UNIT TRANSACTIONS:
  Purchases..............    2,791,705       1,142,145              251             136,578           26,001              844
  Net transfers..........    3,610,796       1,123,061          --                  100,649           44,826            2,054
  Surrenders for benefit
   payments and fees.....     (595,809)       (186,676)              (1)             (2,832)          (2,323)              (2)
  Net loan activity......         (389)            (87)         --                       (9)              (6)         --
                           -----------      ----------             ----            --------         --------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    5,806,303       2,078,443              250             234,386           68,498            2,896
                           -----------      ----------             ----            --------         --------           ------
  Net increase (decrease)
   in net assets.........    7,800,350       2,415,906              255             289,141           81,188            3,007
NET ASSETS:
  Beginning of year......    9,354,124       4,866,466          --                  302,852           71,676          --
                           -----------      ----------             ----            --------         --------           ------
  End of year............  $17,154,474      $7,282,372             $255            $591,993         $152,864           $3,007
                           ===========      ==========             ====            ========         ========           ======


                           HARTFORD GROWTH
                            OPPORTUNITIES
                               HLS FUND
                           SUB-ACCOUNT (A)
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      --$
  Capital gains income...           6
  Net realized gain
   (loss) on security
   transactions..........      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (3)
                                 ----
  Net increase (decrease)
   in net assets
   resulting from
   operations............           3
                                 ----
UNIT TRANSACTIONS:
  Purchases..............         126
  Net transfers..........      --
  Surrenders for benefit
   payments and fees.....      --
  Net loan activity......      --
                                 ----
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         126
                                 ----
  Net increase (decrease)
   in net assets.........         129
NET ASSETS:
  Beginning of year......      --
                                 ----
  End of year............        $129
                                 ====

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                HARTFORD
                                             INTERNATIONAL
                                                CAPITAL            HARTFORD
                           HARTFORD INDEX     APPRECIATION     LARGECAP GROWTH
                              HLS FUND          HLS FUND           HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
                           --------------  ------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   71,978          $   28            $     2
  Capital gains income...       140,145              74            --
  Net realized gain
   (loss) on security
   transactions..........        62,375         --                      (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (63,523)            298                 78
                             ----------          ------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       210,975             400                 79
                             ----------          ------            -------
UNIT TRANSACTIONS:
  Purchases..............       726,835           1,809              3,658
  Net transfers..........       646,864           4,339              9,258
  Surrenders for benefit
   payments and fees.....      (456,113)            (10)               (10)
  Net loan activity......          (104)        --                 --
                             ----------          ------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       917,482           6,138             12,906
                             ----------          ------            -------
  Net increase (decrease)
   in net assets.........     1,128,457           6,538             12,985
NET ASSETS:
  Beginning of year......     4,342,028         --                 --
                             ----------          ------            -------
  End of year............    $5,470,485          $6,538            $12,985
                             ==========          ======            =======

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                                            HARTFORD
                             HARTFORD                       MORTGAGE    HARTFORD SMALL      HARTFORD
                            MIDCAP HLS    HARTFORD MONEY   SECURITIES    COMPANY HLS    SMALLCAP GROWTH   HARTFORD STOCK
                               FUND       MARKET HLS FUND   HLS FUND         FUND           HLS FUND         HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT
                           -------------  ---------------  -----------  --------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................   $   (4,788)     $   24,028      $ 13,385      $  (14,451)        $    3         $   48,558
  Capital gains income...      928,193         --             --             --                 138            --
  Net realized gain
   (loss) on security
   transactions..........       10,308         --              1,572          20,612        --                  28,467
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (44,714)        --             (6,614)        389,446            (86)           236,455
                            ----------      ----------      --------      ----------         ------         ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      888,999          24,028         8,343         395,607             55            313,480
                            ----------      ----------      --------      ----------         ------         ----------
UNIT TRANSACTIONS:
  Purchases..............    1,680,381       1,103,824        99,595         685,701            619            648,955
  Net transfers..........      240,898         (55,232)      219,310         138,680          1,376            325,187
  Surrenders for benefit
   payments and fees.....     (415,675)       (517,365)      (90,556)       (207,807)            (3)          (357,318)
  Net loan activity......         (164)            (51)          (60)            (46)       --                     (33)
                            ----------      ----------      --------      ----------         ------         ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,505,440         531,176       228,289         616,528          1,992            616,791
                            ----------      ----------      --------      ----------         ------         ----------
  Net increase (decrease)
   in net assets.........    2,394,439         555,204       236,632       1,012,135          2,047            930,271
NET ASSETS:
  Beginning of year......    4,768,018         689,233       490,324       1,673,629        --               2,854,436
                            ----------      ----------      --------      ----------         ------         ----------
  End of year............   $7,162,457      $1,244,437      $726,956      $2,685,764         $2,047         $3,784,707
                            ==========      ==========      ========      ==========         ======         ==========

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                             HARTFORD VALUE      HOTCHKIS AND
                             OPPORTUNITIES     WILEY LARGE CAP   AIM FINANCIAL
                                HLS FUND          VALUE FUND     SERVICES FUND
                            SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ------------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................        $   12            $   199         $  3,390
  Capital gains income...       --                   1,452           42,998
  Net realized gain
   (loss) on security
   transactions..........       --                      (1)              92
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................            54               (817)         (23,293)
                                 ------            -------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............            66                833           23,187
                                 ------            -------         --------
UNIT TRANSACTIONS:
  Purchases..............           429             19,002           95,418
  Net transfers..........         1,375             46,843           60,563
  Surrenders for benefit
   payments and fees.....            (1)              (121)         (15,346)
  Net loan activity......       --                 --                   (12)
                                 ------            -------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         1,803             65,724          140,623
                                 ------            -------         --------
  Net increase (decrease)
   in net assets.........         1,869             66,557          163,810
NET ASSETS:
Beginning of year........       --                 --               293,126
                                 ------            -------         --------
End of year..............        $1,869            $66,557         $456,936
                                 ======            =======         ========

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                                         AIM SMALL       AIM                          JANUS ADVISER  JANUS ADVISER
                           AIM LEISURE    COMPANY    TECHNOLOGY     JANUS ADVISER     INTERNATIONAL    WORLDWIDE
                              FUND      GROWTH FUND     FUND          FORTY FUND       GROWTH FUND       FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT (C)     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  -----------  -----------  ------------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  3,277     $ (2,721)    $   (819)       $   (8,823)       $  1,128       $    229
  Capital gains income...     64,043       --           --              --                --             --
  Net realized gain
   (loss) on security
   transactions..........        200        3,110         (519)           22,139          13,869            655
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (73,109)      23,945        4,843           179,139          72,704          6,498
                            --------     --------     --------        ----------        --------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (5,589)      24,334        3,505           192,455          87,701          7,382
                            --------     --------     --------        ----------        --------       --------
UNIT TRANSACTIONS:
  Purchases..............    136,023      106,963       48,087           218,004          95,127         37,311
  Net transfers..........     77,842       16,256       16,222           157,974         265,463          2,132
  Surrenders for benefit
   payments and fees.....    (15,970)     (11,080)     (10,404)          (97,965)        (85,115)       (19,425)
  Net loan activity......        (51)         (44)          (1)             (111)         --                 (6)
                            --------     --------     --------        ----------        --------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    197,844      112,095       53,904           277,902         275,475         20,012
                            --------     --------     --------        ----------        --------       --------
  Net increase (decrease)
   in net assets.........    192,255      136,429       57,409           470,357         363,176         27,394
NET ASSETS:
Beginning of year........    473,270      361,213      101,166         1,240,470         100,042        111,192
                            --------     --------     --------        ----------        --------       --------
End of year..............   $665,525     $497,642     $158,575        $1,710,827        $463,218       $138,586
                            ========     ========     ========        ==========        ========       ========


                                 KEELEY           LORD ABBETT
                               SMALL CAP           SMALL-CAP
                               VALUE FUND          BLEND FUND
                            SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................       $   (90)            $   (74)
  Capital gains income...           305                 465
  Net realized gain
   (loss) on security
   transactions..........       --                      306
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           990                 349
                                -------             -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         1,205               1,046
                                -------             -------
UNIT TRANSACTIONS:
  Purchases..............         7,266               5,443
  Net transfers..........        31,059              10,462
  Surrenders for benefit
   payments and fees.....           (30)                (30)
  Net loan activity......       --                  --
                                -------             -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        38,295              15,875
                                -------             -------
  Net increase (decrease)
   in net assets.........        39,500              16,921
NET ASSETS:
Beginning of year........       --                  --
                                -------             -------
End of year..............       $39,500             $16,921
                                =======             =======

(a)  From inception, July 15, 2005 to December 31, 2005.
(c) Formerly Janus Adviser Capital Appreciation Fund Sub-Account. Change effective February 28, 2005.

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                                MASSACHUSETTS     MFS CAPITAL
                               LEGG MASON      INVESTORS GROWTH  OPPORTUNITIES
                               VALUE FUND         STOCK FUND         FUND
                            SUB-ACCOUNT (A)      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................         $ (1)           $  (10,086)      $ (4,962)
  Capital gains income...      --                   --               --
  Net realized gain
   (loss) on security
   transactions..........      --                     10,800         (1,004)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           32                54,314          8,631
                                  ----            ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           31                55,028          2,665
                                  ----            ----------       --------
UNIT TRANSACTIONS:
  Purchases..............          112               447,444        113,501
  Net transfers..........          356              (242,770)       (54,398)
  Surrenders for benefit
   payments and fees.....           (3)              (63,665)       (69,284)
  Net loan activity......      --                        (10)           (17)
                                  ----            ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          465               140,999        (10,198)
                                  ----            ----------       --------
  Net increase (decrease)
   in net assets.........          496               196,027         (7,533)
NET ASSETS:
Beginning of year........      --                  1,732,540        778,697
                                  ----            ----------       --------
End of year..............         $496            $1,928,567       $771,164
                                  ====            ==========       ========

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                                        MFS INTERNATIONAL
                            MFS HIGH      NEW DISCOVERY    MFS MID CAP  MFS UTILITIES   MFS VALUE    MUNDER MIDCAP
                           INCOME FUND        FUND         GROWTH FUND      FUND          FUND      CORE GROWTH FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT (A)
                           -----------  -----------------  -----------  -------------  -----------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $ 26,781         $    6         $ (4,014)    $    6,067    $    7,697       $   110
  Capital gains income...     --                140           --            --             71,288       --
  Net realized gain
   (loss) on security
   transactions..........     (1,999)       --                 1,204         20,157         2,719            (1)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    (18,382)            14           20,331         58,373        (8,412)          855
                            --------         ------         --------     ----------    ----------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      6,400            160           17,521         84,597        73,292           964
                            --------         ------         --------     ----------    ----------       -------
UNIT TRANSACTIONS:
  Purchases..............    143,486            706          141,257        156,413       273,777         2,701
  Net transfers..........    136,739          1,310           21,528        847,888       200,103        36,237
  Surrenders for benefit
   payments and fees.....    (39,195)            (6)         (15,758)      (204,050)      (96,225)          (12)
  Net loan activity......         (3)       --                --                (12)         (175)      --
                            --------         ------         --------     ----------    ----------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    241,027          2,010          147,027        800,239       377,480        38,926
                            --------         ------         --------     ----------    ----------       -------
  Net increase (decrease)
   in net assets.........    247,427          2,170          164,548        884,836       450,772        39,890
NET ASSETS:
Beginning of year........    240,999        --               448,031        143,991     1,056,715       --
                            --------         ------         --------     ----------    ----------       -------
End of year..............   $488,426         $2,170         $612,579     $1,028,827    $1,507,487       $39,890
                            ========         ======         ========     ==========    ==========       =======

                                           OPPENHEIMER
                              OAKMARK        CAPITAL
                           INTERNATIONAL   APPRECIATION
                           SMALL CAP FUND      FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $   36,910     $     (163)
  Capital gains income...       203,110        --
  Net realized gain
   (loss) on security
   transactions..........            54         14,458
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (34,946)        44,115
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       205,128         58,410
                             ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............       525,594        266,773
  Net transfers..........       (12,068)       122,529
  Surrenders for benefit
   payments and fees.....       (60,800)       (70,680)
  Net loan activity......            (6)           (62)
                             ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       452,720        318,560
                             ----------     ----------
  Net increase (decrease)
   in net assets.........       657,848        376,970
NET ASSETS:
Beginning of year........       778,258      1,166,800
                             ----------     ----------
End of year..............    $1,436,106     $1,543,770
                             ==========     ==========

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2005


                                           OPPENHEIMER
                           OPPENHEIMER      DEVELOPING          PIMCO REAL
                           GLOBAL FUND     MARKETS FUND        RETURN FUND
                           SUB-ACCOUNT   SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -----------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................  $    4,981        $   604              $  127
  Capital gains income...      77,241          1,889                 105
  Net realized gain
   (loss) on security
   transactions..........      36,782              1             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     157,369          8,711                (242)
                           ----------        -------              ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     276,373         11,205                 (10)
                           ----------        -------              ------
UNIT TRANSACTIONS:
  Purchases..............     478,328         10,191               6,227
  Net transfers..........     754,718         54,375               2,306
  Surrenders for benefit
   payments and fees.....    (212,733)           (49)                (22)
  Net loan activity......         (71)       --                  --
                           ----------        -------              ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,020,242         64,517               8,511
                           ----------        -------              ------
  Net increase (decrease)
   in net assets.........   1,296,615         75,722               8,501
NET ASSETS:
Beginning of year........   1,253,926        --                  --
                           ----------        -------              ------
End of year..............  $2,550,541        $75,722              $8,501
                           ==========        =======              ======

(a)  From inception, July 15, 2005 to December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                              PUTNAM                                                   VICTORY             VICTORY
                           INTERNATIONAL     ROYCE VALUE         SSGA S&P 500        DIVERSIFIED        SPECIAL VALUE
                            EQUITY FUND       PLUS FUND           INDEX FUND          STOCK FUND             FUND
                            SUB-ACCOUNT    SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
                           -------------  ------------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $   21,152         $  (129)            $    52             -$-                  $  (17)
  Capital gains income...      --                1,601             --                       33                 668
  Net realized gain
   (loss) on security
   transactions..........           65         --                  --                       11             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       98,925           3,376                  69                  11                (311)
                            ----------         -------             -------              ------              ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      120,142           4,848                 121                  55                 340
                            ----------         -------             -------              ------              ------
UNIT TRANSACTIONS:
  Purchases..............      408,477           7,538              16,360               2,150               3,501
  Net transfers..........       28,211          36,949               6,787             --                    3,403
  Surrenders for benefit
   payments and fees.....      (55,078)           (653)                 (2)                (12)                 (6)
  Net loan activity......           (3)        --                  --                  --                  --
                            ----------         -------             -------              ------              ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      381,607          43,834              23,145               2,138               6,898
                            ----------         -------             -------              ------              ------
  Net increase (decrease)
   in net assets.........      501,749          48,682              23,266               2,193               7,238
NET ASSETS:
Beginning of year........      748,137         --                  --                  --                  --
                            ----------         -------             -------              ------              ------
End of year..............   $1,249,886         $48,682             $23,266              $2,193              $7,238
                            ==========         =======             =======              ======              ======

                                                 VAN KAMPEN
                               VAN KAMPEN        EQUITY AND
                                COMSTOCK           INCOME
                                  FUND              FUND
                            SUB-ACCOUNT (A)      SUB-ACCOUNT
                           ------------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................       $    77          $  108,082
  Capital gains income...         1,013             384,831
  Net realized gain
   (loss) on security
   transactions..........       --                      192
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          (919)              6,224
                                -------          ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           171             499,329
                                -------          ----------
UNIT TRANSACTIONS:
  Purchases..............         3,112           2,615,327
  Net transfers..........        13,715           1,794,535
  Surrenders for benefit
   payments and fees.....           (18)           (798,171)
  Net loan activity......       --                     (313)
                                -------          ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        16,809           3,611,378
                                -------          ----------
  Net increase (decrease)
   in net assets.........        16,980           4,110,707
NET ASSETS:
Beginning of year........       --                5,351,403
                                -------          ----------
End of year..............       $16,980          $9,462,110
                                =======          ==========

(a)  From inception, July 15, 2005 to December 31, 2005.

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            DREYFUS
                              AMERICAN                      LIFETIME
                           CENTURY EQUITY   AIM BASIC      GROWTH AND
                            INCOME FUND    VALUE FUND   INCOME PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------  ----------------
OPERATIONS:
  Net investment income
   (loss)................    $   41,697    $   (4,073)      $  1,233
  Capital gains income...       143,708        --            --
  Net realized gain
   (loss) on security
   transactions..........           205          (248)           672
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        87,601       133,565          4,738
                             ----------    ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       273,211       129,244          6,643
                             ----------    ----------       --------
UNIT TRANSACTIONS:
  Purchases..............     1,196,589       428,135         72,158
  Net transfers..........       236,974       134,945          3,070
  Surrenders for benefit
   payments and fees.....       (85,371)      (76,527)        (7,177)
  Net loan activity......           (16)           (5)       --
                             ----------    ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,348,176       486,548         68,051
                             ----------    ----------       --------
  Net increase (decrease)
   in net assets.........     1,621,387       615,792         74,694
NET ASSETS:
  Beginning of year......     1,373,477       859,436         54,642
                             ----------    ----------       --------
  End of year............    $2,994,864    $1,475,228       $129,336
                             ==========    ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                             DREYFUS      DREYFUS
                            LIFETIME     LIFETIME      DREYFUS        FIDELITY       FEDERATED      FRANKLIN        FRANKLIN
                             GROWTH       INCOME     PREMIER CORE   ADVISOR VALUE   SHORT-TERM    BALANCE SHEET   MUTUAL SHARES
                            PORTFOLIO    PORTFOLIO    BOND FUND    STRATEGIES FUND  INCOME FUND  INVESTMENT FUND      FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -----------  ------------  ---------------  -----------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $  (528)     $ 1,556      $  4,847       $ (1,422)      $  2,618      $    8,446       $   5,855
  Capital gains income...     --           --            --              2,001         --              33,591          14,388
  Net realized gain
   (loss) on security
   transactions..........        386           11            29            361             80             138          68,984
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      6,332         (174)        1,454         52,626           (673)        354,242          (5,459)
                             -------      -------      --------       --------       --------      ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      6,190        1,393         6,330         53,566          2,025         396,417          83,768
                             -------      -------      --------       --------       --------      ----------       ---------
UNIT TRANSACTIONS:
  Purchases..............     28,455       42,810        81,867        140,577         40,948         632,164         232,375
  Net transfers..........     (4,193)        (185)       23,932         10,727        (16,130)         92,643         442,854
  Surrenders for benefit
   payments and fees.....     (3,247)      (1,092)       (1,178)       (22,781)        (4,248)        (56,309)       (427,614)
  Net loan activity......         (5)          (5)           (4)            (3)        --                 (18)            (23)
                             -------      -------      --------       --------       --------      ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     21,010       41,528       104,617        128,520         20,570         668,480         247,592
                             -------      -------      --------       --------       --------      ----------       ---------
  Net increase (decrease)
   in net assets.........     27,200       42,921       110,947        182,086         22,595       1,064,897         331,360
NET ASSETS:
  Beginning of year......     48,100       30,621        86,834        304,423        104,535       1,174,818         485,171
                             -------      -------      --------       --------       --------      ----------       ---------
  End of year............    $75,300      $73,542      $197,781       $486,509       $127,130      $2,239,715       $ 816,531
                             =======      =======      ========       ========       ========      ==========       =========

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           FRANKLIN SMALL-                JOHN HANCOCK
                               MID CAP       TEMPLETON     SMALL CAP
                             GROWTH FUND    FOREIGN FUND  EQUITY FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
OPERATIONS:
  Net investment income
   (loss)................     $ (1,328)      $   23,368     $ (2,218)
  Capital gains income...      --                 2,813       --
  Net realized gain
   (loss) on security
   transactions..........        3,065           21,545        1,164
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       30,346          214,969       80,342
                              --------       ----------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       32,083          262,695       79,288
                              --------       ----------     --------
UNIT TRANSACTIONS:
  Purchases..............      138,340        1,101,282      248,968
  Net transfers..........       65,207          199,158      166,960
  Surrenders for benefit
   payments and fees.....       (1,924)        (252,164)     (17,883)
  Net loan activity......          (10)             (35)         (11)
                              --------       ----------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      201,613        1,048,241      398,034
                              --------       ----------     --------
  Net increase (decrease)
   in net assets.........      233,696        1,310,936      477,322
NET ASSETS:
  Beginning of year......      116,165          519,798      325,316
                              --------       ----------     --------
  End of year............     $349,861       $1,830,734     $802,638
                              ========       ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                                                          HARTFORD
                             HARTFORD                     CAPITAL        HARTFORD                       HARTFORD GLOBAL
                           ADVISERS HLS  HARTFORD BOND  APPRECIATION   DIVIDEND AND    HARTFORD GLOBAL    TECHNOLOGY
                               FUND        HLS FUND       HLS FUND    GROWTH HLS FUND  HEALTH HLS FUND     HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ------------  -------------  ------------  ---------------  ---------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................   $   48,218    $  146,682     $  (14,691)    $   43,744        $   (761)         $  (277)
  Capital gains income...      --             93,034        --             --                8,454          --
  Net realized gain
   (loss) on security
   transactions..........        4,731         3,067         67,216         24,978           5,404               13
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       50,046       (92,123)     1,206,807        403,063          19,190              (99)
                            ----------    ----------     ----------     ----------        --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      102,995       150,660      1,259,332        471,785          32,287             (363)
                            ----------    ----------     ----------     ----------        --------          -------
UNIT TRANSACTIONS:
  Purchases..............      582,944     1,821,917      1,761,527      1,338,254          62,646           21,386
  Net transfers..........      (32,371)       56,698      1,193,113        332,206         (31,917)          18,131
  Surrenders for benefit
   payments and fees.....     (152,080)     (181,498)       (56,129)       (50,570)         (5,934)          (2,207)
  Net loan activity......         (143)         (215)          (301)          (149)            (18)         --
                            ----------    ----------     ----------     ----------        --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      398,350     1,696,902      2,898,210      1,619,741          24,777           37,310
                            ----------    ----------     ----------     ----------        --------          -------
  Net increase (decrease)
   in net assets.........      501,345     1,847,562      4,157,542      2,091,526          57,064           36,947
NET ASSETS:
  Beginning of year......    3,116,674     2,402,895      5,196,582      2,774,940         245,788           34,729
                            ----------    ----------     ----------     ----------        --------          -------
  End of year............   $3,618,019    $4,250,457     $9,354,124     $4,866,466        $302,852          $71,676
                            ==========    ==========     ==========     ==========        ========          =======


                           HARTFORD INDEX
                              HLS FUND
                            SUB-ACCOUNT
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $   32,716
  Capital gains income...        12,410
  Net realized gain
   (loss) on security
   transactions..........        11,827
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       314,415
                             ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       371,368
                             ----------
UNIT TRANSACTIONS:
  Purchases..............       915,679
  Net transfers..........        65,459
  Surrenders for benefit
   payments and fees.....       (96,229)
  Net loan activity......          (153)
                             ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       884,756
                             ----------
  Net increase (decrease)
   in net assets.........     1,256,124
NET ASSETS:
  Beginning of year......     3,085,904
                             ----------
  End of year............    $4,342,028
                             ==========

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            HARTFORD
                            HARTFORD                        MORTGAGE
                           MIDCAP HLS   HARTFORD MONEY   SECURITIES HLS
                              FUND      MARKET HLS FUND       FUND
                           SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ---------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $   (7,114)     $  2,902         $ 17,408
  Capital gains income...      --           --                   754
  Net realized gain
   (loss) on security
   transactions..........      56,977       --                    55
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......     573,587       --                (3,749)
                           ----------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     623,450         2,902           14,468
                           ----------      --------         --------
UNIT TRANSACTIONS:
  Purchases..............   1,706,421       160,372           89,484
  Net transfers..........     327,634       201,851            4,764
  Surrenders for benefit
   payments and fees.....    (577,210)       (8,577)            (136)
  Net loan activity......         (55)          (12)             (19)
                           ----------      --------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   1,456,790       353,634           94,093
                           ----------      --------         --------
  Net increase (decrease)
   in net assets.........   2,080,240       356,536          108,561
NET ASSETS:
  Beginning of year......   2,687,778       332,697          381,763
                           ----------      --------         --------
  End of year............  $4,768,018      $689,233         $490,324
                           ==========      ========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                           HARTFORD SMALL                                                              AIM SMALL
                            COMPANY HLS    HARTFORD STOCK    AIM FINANCIAL        AIM LEISURE           COMPANY
                                FUND          HLS FUND       SERVICES FUND            FUND            GROWTH FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT (A)     SUB-ACCOUNT (B)     SUB-ACCOUNT (C)
                           --------------  --------------  ------------------  ------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................    $   (7,881)     $   17,872        $     382           $     731           $  (1,940)
  Capital gains income...       --              --                23,066            --                  --
  Net realized gain
   (loss) on security
   transactions..........        20,281          48,477            9,625              57,430              26,458
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......       146,814          44,263          (14,631)             (6,859)             14,420
                             ----------      ----------        ---------           ---------           ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       159,214         110,612           18,442              51,302              38,938
                             ----------      ----------        ---------           ---------           ---------
UNIT TRANSACTIONS:
  Purchases..............       995,157         545,350           85,541             129,338              96,460
  Net transfers..........       439,402        (279,979)         118,355             286,443             219,907
  Surrenders for benefit
   payments and fees.....      (324,757)       (216,854)        (105,046)           (296,055)           (201,824)
  Net loan activity......           (57)           (125)        --                       (83)                (48)
                             ----------      ----------        ---------           ---------           ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,109,745          48,392           98,850             119,643             114,495
                             ----------      ----------        ---------           ---------           ---------
  Net increase (decrease)
   in net assets.........     1,268,959         159,004          117,292             170,945             153,433
NET ASSETS:
  Beginning of year......       404,670       2,695,432          175,834             302,325             207,780
                             ----------      ----------        ---------           ---------           ---------
  End of year............    $1,673,629      $2,854,436        $ 293,126           $ 473,270           $ 361,213
                             ==========      ==========        =========           =========           =========

                                               JANUS ADVISER
                                  AIM             CAPITAL
                               TECHNOLOGY      APPRECIATION
                                  FUND             FUND
                            SUB-ACCOUNT (D)     SUB-ACCOUNT
                           ------------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $   (478)       $   (5,728)
  Capital gains income...       --                 --
  Net realized gain
   (loss) on security
   transactions..........            433             1,327
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......          2,355           173,586
                                --------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          2,310           169,185
                                --------        ----------
UNIT TRANSACTIONS:
  Purchases..............         47,026           206,616
  Net transfers..........        (27,379)          (30,979)
  Surrenders for benefit
   payments and fees.....         (2,105)           (2,054)
  Net loan activity......       --                     (54)
                                --------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         17,542           173,529
                                --------        ----------
  Net increase (decrease)
   in net assets.........         19,852           342,714
NET ASSETS:
  Beginning of year......         81,314           897,756
                                --------        ----------
  End of year............       $101,166        $1,240,470
                                ========        ==========

(a) Formerly Invesco Financial Services Fund Sub-Account. Change effective October 15, 2004.
(b)  Formerly Invesco Leisure Fund Sub-Account. Change effective October 15,
     2004.
(c) Formerly Invesco Small Company Growth Fund Sub-Acocunt. Change effective October 15, 2004.
(d) Formerly Invesco Technology Fund Sub-Account. Change effective October 15, 2004.

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           JANUS ADVISER  JANUS ADVISER   MASSACHUSETTS     MFS CAPITAL
                           INTERNATIONAL    WORLDWIDE    INVESTORS GROWTH  OPPORTUNITIES
                            GROWTH FUND       FUND          STOCK FUND         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  -------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $    103       $   (249)       $     (267)      $ (1,373)
  Capital gains income...      --             --              --               --
  Net realized gain
   (loss) on security
   transactions..........        (199)         3,054               840            707
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      15,306          1,522           137,678         79,108
                             --------       --------        ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      15,210          4,327           138,251         78,442
                             --------       --------        ----------       --------
UNIT TRANSACTIONS:
  Purchases..............      26,689         27,390           839,554        118,778
  Net transfers..........       1,093         35,183            91,699         (5,024)
  Surrenders for benefit
   payments and fees.....     (11,476)       (29,377)          (75,277)       (13,424)
  Net loan activity......         (17)           (10)              (21)           (50)
                             --------       --------        ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      16,289         33,186           855,955        100,280
                             --------       --------        ----------       --------
  Net increase (decrease)
   in net assets.........      31,499         37,513           994,206        178,722
NET ASSETS:
  Beginning of year......      68,543         73,679           738,334        599,975
                             --------       --------        ----------       --------
  End of year............    $100,042       $111,192        $1,732,540       $778,697
                             ========       ========        ==========       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                                                                                                OPPENHEIMER
                                                                                    OAKMARK       CAPITAL
                            MFS HIGH    MFS MID CAP  MFS UTILITIES   MFS VALUE   INTERNATIONAL  APPRECIATION  OPPENHEIMER
                           INCOME FUND  GROWTH FUND      FUND          FUND        SMALL CAP        FUND      GLOBAL FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------  -----------  -------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $ 10,967     $  (2,859)    $    670     $    3,643     $  7,960      $   (5,484)  $    1,909
  Capital gains income...     --            --           --             --           13,651         --            --
  Net realized gain
   (loss) on security
   transactions..........         58        40,215           (9)        59,944          513           1,172       35,088
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      4,457         7,252       25,100         51,220      123,215          61,611      115,707
                            --------     ---------     --------     ----------     --------      ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     15,482        44,608       25,761        114,807      145,339          57,299      152,704
                            --------     ---------     --------     ----------     --------      ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............    131,756       177,093       34,233        255,122      222,611         324,498      274,944
  Net transfers..........     48,074       225,887       19,619        386,404      128,411         151,815       78,906
  Surrenders for benefit
   payments and fees.....          9      (198,705)      (1,663)      (298,830)     (29,999)        (19,455)      (5,204)
  Net loan activity......     --               (23)         (20)           (48)      --                 (99)         (26)
                            --------     ---------     --------     ----------     --------      ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    179,839       204,252       52,169        342,648      321,023         456,759      348,620
                            --------     ---------     --------     ----------     --------      ----------   ----------
  Net increase (decrease)
   in net assets.........    195,321       248,860       77,930        457,455      466,362         514,058      501,324
NET ASSETS:
  Beginning of year......     45,678       199,171       66,061        599,260      311,896         652,742      752,602
                            --------     ---------     --------     ----------     --------      ----------   ----------
  End of year............   $240,999     $ 448,031     $143,991     $1,056,715     $778,258      $1,166,800   $1,253,926
                            ========     =========     ========     ==========     ========      ==========   ==========

                                           VAN KAMPEN
                              PUTNAM       EQUITY AND
                           INTERNATIONAL     INCOME
                            EQUITY FUND       FUND
                            SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $  8,076      $   77,825
  Capital gains income...      --               7,953
  Net realized gain
   (loss) on security
   transactions..........        (246)         29,034
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......      88,234         378,321
                             --------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      96,064         493,133
                             --------      ----------
UNIT TRANSACTIONS:
  Purchases..............     207,685       1,835,002
  Net transfers..........       9,636         588,252
  Surrenders for benefit
   payments and fees.....     (37,749)       (712,036)
  Net loan activity......          (3)            (77)
                             --------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     179,569       1,711,141
                             --------      ----------
  Net increase (decrease)
   in net assets.........     275,633       2,204,274
NET ASSETS:
  Beginning of year......     472,504       3,147,129
                             --------      ----------
  End of year............    $748,137      $5,351,403
                             ========      ==========

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

 1.  ORGANIZATION:

    Separate Account Eleven (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century Equity Income Fund, American Century Ultra-Registered Trademark-Fund, American Century Small Cap Value Fund, American Century Vista(SM) Fund, AIM Basic Value Fund, AIM Real Estate Fund, AllianceBernstein Balanced Shares Fund, AllianceBernstein International Value Fund, AllianceBernstein Global Value Fund, American Funds EuroPacific Growth Fund, American Funds The Growth Fund of America Fund, American Funds Capital World Growth & Income Fund, Ariel Appreciation Fund, Ariel Fund, Artisan Mid Cap Value Fund, Lifepath 2010 Portfolio, Lifepath 2020 Portfolio, Lifepath 2030 Portfolio, Lifepath 2040 Portfolio, Baron Small Cap Fund, Calvert Social Investment Fund Equity Portfolio, Calvert Large Cap Growth Fund, CRM Mid Cap Value Fund, Davis New York Venture Fund, Dreyfus LifeTime Growth and Income Portfolio, Dreyfus LifeTime Growth Portfolio, Dreyfus LifeTime Income Portfolio, Dreyfus Premier Core Bond Fund, Dreyfus Midcap Index Fund, Dreyfus Smallcap Stock Index Fund, Fidelity Advisor Value Strategies Fund, Federated Short-Term Income Fund, Franklin Small Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin Mutual Shares Fund, Franklin Small-Mid Cap Growth Fund, Templeton Growth Fund, Templeton Foreign Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs High Yield Fund, John Hancock Small Cap Equity Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Health HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford MidCap HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford Value Opportunities HLS Fund, Hotchkis and Wiley Large Cap Value Fund, AIM Financial Services Fund, AIM Leisure Fund, AIM Small Company Growth Fund, AIM Technology Fund, Janus Adviser Forty Fund, Janus Adviser International Growth Fund, Janus Adviser Worldwide Fund, Keeley Small Cap Value Fund, Lord Abbett Small-Cap Blend Fund, Legg Mason Value Fund, Massachusetts Investors Growth Stock Fund, MFS Capital Opportunities Fund, MFS High Income Fund, MFS International New Discovery Fund, MFS Mid Cap Growth Fund, MFS Utilities Fund, MFS Value Fund, Munder MidCap Core Growth Fund, Oakmark International Small Cap Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer Developing Markets Fund, PIMCO Real Return Fund, Putnam International Equity Fund, Royce Value Plus Fund, SSgA S&P 500 Index Fund, Victory Diversified Stock Fund, Victory Special Value Fund, Van Kampen Comstock Fund, and the Van Kampen Equity and Income Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2005.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

_____________________________________ SA-64 ____________________________________

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

   f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks, which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005 were as follows:

                                           PURCHASES    PROCEEDS
SUB-ACCOUNT                                 AT COST    FROM SALES
-----------                               -----------  -----------
American Century Equity Income Fund.....  $ 2,816,802  $   817,402
American Century Ultra-Registered
 Trademark- Fund........................       12,756            4
American Century Small Cap Value Fund...        2,737          498
American Century Vista(SM) Fund.........          924            5
AIM Basic Value Fund....................      586,224      148,813
AIM Real Estate Fund....................       24,172           69
AllianceBernstein Balanced Shares
 Fund...................................       15,576           19
AllianceBernstein International Value
 Fund...................................       13,091           15
AllianceBernstein Global Value Fund.....          309      --
American Funds EuroPacific Growth
 Fund...................................        4,045           17
American Funds The Growth Fund of
 America Fund...........................       22,999           24
American Funds Capital World Growth &
 Income Fund............................        6,563           15
Ariel Appreciation Fund.................        8,430            1
Ariel Fund..............................        2,600      --
Artisan Mid Cap Value Fund..............       18,241           82
LifePath 2010 Portfolio.................        1,875            8
LifePath 2020 Portfolio.................       24,117           30

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                           PURCHASES    PROCEEDS
SUB-ACCOUNT                                 AT COST    FROM SALES
-----------                               -----------  -----------
LifePath 2030 Portfolio.................  $     3,341  $        12
LifePath 2040 Portfolio.................       11,760           34
Baron Small Cap Fund....................       10,335          493
Calvert Social Investment Fund Equity
 Portfolio..............................          446            3
Calvert Large Cap Growth Fund...........       19,692           26
CRM Mid Cap Value Fund..................        1,409            6
Davis New York Venture Fund.............       10,366           37
Dreyfus LifeTime Growth and Income
 Portfolio..............................      149,527        5,952
Dreyfus LifeTime Growth Portfolio.......       68,078        5,537
Dreyfus LifeTime Income Portfolio.......       52,440       16,166
Dreyfus Premier Core Bond Fund..........      810,120      273,164
Dreyfus Midcap Index Fund...............        7,066           25
Dreyfus Smallcap Stock Index Fund.......          193            2
Fidelity Advisor Value Strategies
 Fund...................................      328,928       66,484
Federated Short-Term Income Fund........       47,094       38,997
Franklin Small Cap Value Fund...........        2,939            9
Franklin Balance Sheet Investment
 Fund...................................    1,198,953      236,543
Franklin Mutual Shares Fund.............    1,224,535      211,631
Franklin Small-Mid Cap Growth Fund......      774,461       58,635
Templeton Growth Fund...................       16,771           30
Templeton Foreign Fund..................    1,578,016      221,157
Goldman Sachs Mid Cap Value Fund........       24,354           63
Goldman Sachs High Yield Fund...........          525            2
John Hancock Small Cap Equity Fund......      666,033      226,683
Hartford Advisers HLS Fund..............    1,679,416      431,099
Hartford Total Return Bond HLS Fund.....    3,125,151      727,689
Hartford Capital Appreciation HLS
 Fund...................................    9,368,508    1,372,011
Hartford Dividend and Growth HLS Fund...    3,035,281      579,705
Hartford Global Advisers HLS Fund.......          255            1
Hartford Global Health HLS Fund.........      278,333       20,720
Hartford Global Technology HLS Fund.....       74,294        6,118
Hartford Growth HLS Fund................        2,913            8
Hartford Growth Opportunities HLS
 Fund...................................          132      --
Hartford Index HLS Fund.................    1,881,768      752,088
Hartford International Capital
 Appreciation HLS Fund..................        6,264           24
Hartford LargeCap Growth HLS Fund.......       12,953           45
Hartford MidCap HLS Fund................    2,990,347      561,481
Hartford Money Market HLS Fund..........    1,252,711      697,540
Hartford Mortgage Securities HLS Fund...      374,294      132,621
Hartford Small Company HLS Fund.........      859,358      257,107
Hartford SmallCap Growth HLS Fund.......        2,140            7
Hartford Stock HLS Fund.................    1,159,092      493,733
Hartford Value Opportunities HLS Fund...        1,820            5
Hotchkis and Wiley Large Cap Value
 Fund...................................       67,631          256
AIM Financial Services Fund.............      204,985       17,966
AIM Leisure Fund........................      323,355       58,185
AIM Small Company Growth Fund...........      142,838       33,457
AIM Technology Fund.....................       69,451       16,366
Janus Adviser Forty Fund................      462,386      193,147

_____________________________________ SA-66 ____________________________________

                                           PURCHASES    PROCEEDS
SUB-ACCOUNT                                 AT COST    FROM SALES
-----------                               -----------  -----------
Janus Adviser International Growth
 Fund...................................  $   364,139  $    87,521
Janus Adviser Worldwide Fund............       55,936       35,693
Keeley Small Cap Value Fund.............       38,618          108
Lord Abbett Small-Cap Blend Fund........       36,041       19,775
Legg Mason Value Fund...................          468            3
Massachusetts Investors Growth Stock
 Fund...................................      467,067      336,163
MFS Capital Opportunities Fund..........      124,920      140,078
MFS High Income Fund....................      394,239      126,462
MFS International New Discovery Fund....        2,166           10
MFS Mid Cap Growth Fund.................      190,450       47,432
MFS Utilities Fund......................    1,057,366      251,115
MFS Value Fund..........................      601,248      144,774
Munder MidCap Core Growth Fund..........       39,124           88
Oakmark International Small Cap Fund....      802,663      109,919
Oppenheimer Capital Appreciation Fund...      670,681      352,260
Oppenheimer Global Fund.................    1,441,378      338,834
Oppenheimer Developing Markets Fund.....       67,196          186
PIMCO Real Return Fund..................        8,782           40
Putnam International Equity Fund........      467,214       64,455
Royce Value Plus Fund...................       52,634          132
SSgA S&P 500 Index Fund.................       23,201            1
Victory Diversified Stock Fund..........       11,400        9,229
Victory Special Value Fund..............        7,568           19
Van Kampen Comstock Fund................       17,937           38
Van Kampen Equity and Income Fund.......    5,256,440    1,152,068
                                          -----------  -----------
                                          $50,143,395  $11,896,475
                                          ===========  ===========

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2005 were as follows:

                                      UNITS    UNITS    NET INCREASE
SUB-ACCOUNT                          ISSUED   REDEEMED   (DECREASE)
-----------                          -------  --------  ------------
American Century Equity Income
 Fund..............................  187,388   62,717       124,671
American Century Ultra-Registered
 Trademark- Fund...................    1,218    --            1,218
American Century Small Cap Value
 Fund..............................      200       41           159
American Century Vista(SM) Fund....       78    --               78
AIM Basic Value Fund...............   55,344   17,185        38,159
AIM Real Estate Fund...............    1,127        1         1,126
AllianceBernstein Balanced Shares
 Fund..............................    1,276    --            1,276
AllianceBernstein International
 Value Fund........................    1,168    --            1,168
AllianceBernstein Global Value
 Fund..............................       28    --               28
American Funds EuroPacific Growth
 Fund..............................      284        1           283
American Funds The Growth Fund of
 America Fund......................    2,036    --            2,036
American Funds Capital World
 Growth & Income Fund..............      535    --              535
Ariel Appreciation Fund............      820        1           819
Ariel Fund.........................      242    --              242
Artisan Mid Cap Value Fund.........    1,528        3         1,525
Lifepath 2010 Portfolio............      181        1           180
Lifepath 2020 Portfolio............    2,376        1         2,375

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                      UNITS    UNITS    NET INCREASE
SUB-ACCOUNT                          ISSUED   REDEEMED   (DECREASE)
-----------                          -------  --------  ------------
Lifepath 2030 Portfolio............      320        1           319
Lifepath 2040 Portfolio............    1,150        1         1,149
Baron Small Cap Fund...............      888       44           844
Calvert Social Investment Fund
 Equity Portfolio..................       40    --               40
Calvert Large Cap Growth Fund......    1,886    --            1,886
CRM Mid Cap Value Fund.............      137    --              137
Davis New York Venture Fund........      811        1           810
Dreyfus LifeTime Growth and Income
 Portfolio.........................   12,310      454        11,856
Dreyfus LifeTime Growth
 Portfolio.........................    6,057      468         5,589
Dreyfus LifeTime Income
 Portfolio.........................    4,383    1,402         2,981
Dreyfus Premier Core Bond Fund.....   65,560   21,504        44,056
Dreyfus Midcap Index Fund..........      666        1           665
Dreyfus Smallcap Stock Index
 Fund..............................       18    --               18
Fidelity Advisor Value Strategies
 Fund..............................   16,639    6,223        10,416
Federated Short-Term Income Fund...    4,242    3,826           416
Franklin Small Cap Value Fund......      240    --              240
Franklin Balance Sheet Investment
 Fund..............................   73,404   20,652        52,752
Franklin Mutual Shares Fund........   86,737   15,497        71,240
Franklin Small-Mid Cap Growth
 Fund..............................   67,353    6,049        61,304
Templeton Growth Fund..............    1,279    --            1,279
Templeton Foreign Fund.............   95,594   14,473        81,121
Goldman Sachs Mid Cap Value Fund...    1,501        1         1,500
Goldman Sachs High Yield Fund......       50    --               50
John Hancock Small Cap Equity
 Fund..............................   65,442   22,153        43,289
Hartford Advisers HLS Fund.........  155,861   46,472       109,389
Hartford Total Return Bond HLS
 Fund..............................  322,650   82,446       240,204
Hartford Capital Appreciation HLS
 Fund..............................  454,350  106,149       348,201
Hartford Dividend and Growth HLS
 Fund..............................  695,830  113,643       582,187
Hartford Global Advisers HLS
 Fund..............................       92    --               92
Hartford Global Health HLS Fund....   18,298    1,482        16,816
Hartford Global Technology HLS
 Fund..............................   11,660      847        10,813
Hartford Growth HLS Fund...........      268    --              268
Hartford Growth Opportunities HLS
 Fund..............................       12    --               12
Hartford Index HLS Fund............  669,015  320,799       348,216
Hartford International Capital
 Appreciation HLS Fund.............      540        1           539
Hartford LargeCap Growth HLS
 Fund..............................    1,213        1         1,212
Hartford MidCap HLS Fund...........  149,054   44,649       104,405
Hartford Money Market HLS Fund.....  152,472  106,822        45,650
Hartford Mortgage Securities HLS
 Fund..............................   77,877   20,835        57,042
Hartford Small Company HLS Fund....  289,175  104,352       184,823
Hartford SmallCap Growth HLS
 Fund..............................      200    --              200
Hartford Stock HLS Fund............  104,624   45,643        58,981
Hartford Value Opportunities HLS
 Fund..............................      180    --              180
Hotchkis and Wiley Large Cap Value
 Fund..............................    5,194       10         5,184
AIM Financial Services Fund........   13,888    1,621        12,267
AIM Leisure Fund...................   21,052    4,623        16,429
AIM Small Company Growth Fund......   13,661    3,643        10,018
AIM Technology Fund................    9,929    2,208         7,721
Janus Adviser Forty Fund...........   39,756   16,160        23,596

_____________________________________ SA-68 ____________________________________

                                      UNITS    UNITS    NET INCREASE
SUB-ACCOUNT                          ISSUED   REDEEMED   (DECREASE)
-----------                          -------  --------  ------------
Janus Adviser International Growth
 Fund..............................   25,786    5,398        20,388
Janus Adviser Worldwide Fund.......   24,291    3,688        20,603
Keeley Small Cap Value Fund........    3,578        3         3,575
Lord Abbett Small-Cap Blend Fund...    2,855    1,559         1,296
Legg Mason Value Fund..............       32    --               32
Massachusetts Investors Growth
 Stock Fund........................   52,669   37,895        14,774
MFS Capital Opportunities Fund.....   13,190   14,115          (925)
MFS High Income Fund...............   28,561    9,658        18,903
MFS International New Discovery
 Fund..............................      152    --              152
MFS Mid Cap Growth Fund............   21,513    4,912        16,601
MFS Utilities Fund.................   83,738   19,457        64,281
MFS Value Fund.....................   42,652   12,367        30,285
Munder MidCap Core Growth Fund.....    3,926        1         3,925
Oakmark International Small Cap
 Fund..............................   29,399    7,065        22,334
Oppenheimer Capital Appreciation
 Fund..............................   63,871   33,029        30,842
Oppenheimer Global Fund............   97,206   15,763        81,443
Oppenheimer Developing Markets
 Fund..............................    2,467        1         2,466
PIMCO Real Return Fund.............      782        2           780
Putnam International Equity Fund...   35,700    6,884        28,816
Royce Value Plus Fund..............    4,251        1         4,250
SSgA S&P 500 Index Fund............    2,280    --            2,280
Victory Diversified Stock Fund.....      186    --              186
Victory Special Value Fund.........      676        1           675
Van Kampen Comstock Fund...........    1,446        2         1,444
Van Kampen Equity and Income
 Fund..............................  382,243  100,956       281,287

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                      UNITS    UNITS    NET INCREASE
SUB-ACCOUNT                          ISSUED   REDEEMED   (DECREASE)
-----------                          -------  --------  ------------
American Century Equity Income
 Fund..............................  116,122   13,143       102,979
AIM Basic Value Fund...............   56,170   10,771        45,399
Dreyfus LifeTime Growth and
 Income............................    7,342      943         6,399
Dreyfus LifeTime Growth
 Portfolio.........................    2,809      714         2,095
Dreyfus LifeTime Income
 Portfolio.........................    3,911      120         3,791
Dreyfus Premier Core Bond Fund.....    9,932      834         9,098
Fidelity Advisor Value Strategies
 Fund..............................   17,240    7,276         9,964
Federated Short-Term Income Fund...    3,966    1,973         1,993
Franklin Balance Sheet Investment
 Fund..............................   59,000    7,623        51,377
Franklin Mutual Shares Fund........   61,930   40,752        21,178
Franklin Small-Mid Cap Growth
 Fund..............................   25,338    7,411        17,927
Templeton Foreign Fund.............  119,818   33,366        86,452
John Hancock Small Cap Equity
 Fund..............................   47,729    5,934        41,795
Hartford Advisers HLS Fund.........   79,783   45,246        34,537
Hartford Bond HLS Fund.............  286,677   85,202       201,475
Hartford Capital Appreciation HLS
 Fund..............................  267,343   51,715       215,628
Hartford Dividend and Growth HLS
 Fund..............................  545,767  151,854       393,913
Hartford Global Health HLS Fund....    7,521    4,638         2,883
Hartford Global Technology HLS
 Fund..............................    6,428      769         5,659
Hartford Index HLS Fund............  448,048  184,167       263,881

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                      UNITS    UNITS    NET INCREASE
SUB-ACCOUNT                          ISSUED   REDEEMED   (DECREASE)
-----------                          -------  --------  ------------
Hartford MidCap HLS Fund...........  205,398   82,609       122,789
Hartford Money Market HLS Fund.....   67,904   18,676        49,228
Hartford Mortgage Securities HLS
 Fund..............................   14,621    1,009        13,612
Hartford Small Company HLS Fund....  633,146  229,722       403,424
Hartford Stock HLS Fund............   65,888   47,203        18,685
AIM Financial Services Fund........   19,952   11,136         8,816
AIM Leisure Fund...................   38,392   27,791        10,601
AIM Small Company Growth Fund......   33,558   21,939        11,619
AIM Technology Fund................    6,552    7,661        (1,109)
Janus Adviser Capital Appreciation
 Fund..............................   22,947    6,742        16,205
Janus Adviser International Growth
 Fund..............................    2,784    1,306         1,478
Janus Adviser Worldwide Fund.......   34,244   42,418        (8,174)
Massachusetts Investors Growth
 Stock Fund........................  112,716   13,770        98,946
MFS Capital Opportunities Fund.....   15,518    5,108        10,410
MFS High Income Fund...............   14,960      295        14,665
MFS Mid Cap Growth Fund............   53,103   29,942        23,161
MFS Utilities Fund.................    4,361      189         4,172
MFS Value Fund.....................   61,498   31,045        30,453
Oakmark International Small Cap....   24,299    3,745        20,554
Oppenheimer Capital Appreciation
 Fund..............................   51,834    6,884        44,950
Oppenheimer Global Fund............   46,948    9,173        37,775
Putnam International Equity Fund...   21,500    5,687        15,813
Van Kampen Equity and Income
 Fund..............................  230,824   81,411       149,413

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
AMERICAN CENTURY EQUITY INCOME FUND
  2005  Lowest contract charges        8,235     $15.99       $  131,697      --          1.62%        2.20%
        Highest contract charges      12,978      12.91          167,508      1.24%       2.00%        0.93%
        Remaining contract
        charges                      321,824     --            4,537,945      --        --           --
  2004  Lowest contract charges        5,778      15.65           90,433      --          2.25%       12.26%
        Highest contract charges       4,671      12.79           59,734      1.23%       2.57%       10.86%
        Remaining contract
        charges                      207,917     --            2,844,697      --        --           --
  2003  Lowest contract charges       94,582      11.79        1,115,381      0.35%       2.97%       23.81%
        Highest contract charges         911      11.54           10,504      1.24%       3.32%       22.40%
        Remaining contract
        charges                       19,894     --              247,592      --        --           --
  2002  Lowest contract charges       59,433       9.52          566,077      0.31%       2.53%       (4.75)%
        Highest contract charges         172       9.42            1,616      1.05%       3.93%       (5.75)%
        Remaining contract
        charges                        9,487     --               90,423      --        --           --
AMERICAN CENTURY ULTRA-REGISTERED TRADEMARK- FUND
  2005  Lowest contract charges        1,204      10.25           12,340      0.73%     --             3.12%
        Highest contract charges          14      10.23              148      0.90%     --             2.94%
        Remaining contract
        charges                       --         --              --           --        --           --

_____________________________________ SA-70 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
AMERICAN CENTURY SMALL CAP VALUE FUND
  2005  Lowest contract charges          156     $12.57       $    1,957      0.84%       0.84%        1.81%
        Highest contract charges           3      12.49               36      0.23%       0.69%        1.62%
        Remaining contract
        charges                       --         --              --           --        --           --
AMERICAN CENTURY VISTA(SM) FUND
  2005  Lowest contract charges           78      11.94              934      0.80%     --             5.45%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
AIM BASIC VALUE FUND
  2005  Lowest contract charges      165,571      12.18        2,016,411      0.35%     --             5.18%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2004  Lowest contract charges      127,412      11.58        1,475,228      0.35%     --            10.49%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2003  Lowest contract charges       82,013      10.48          859,436      0.35%     --            33.29%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2002  Lowest contract charges       54,961       7.86          432,090      0.31%     --           (21.38)%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
AIM REAL ESTATE FUND
  2005  Lowest contract charges        1,121      21.24           23,816      0.84%       3.19%        4.60%
        Highest contract charges           5      21.00              101      0.54%       3.24%        4.41%
        Remaining contract
        charges                       --         --              --           --        --           --
ALLIANCEBERNSTEIN BALANCED SHARES FUND
  2005  Lowest contract charges        1,276      11.79           15,051      1.18%       3.05%        1.32%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
  2005  Lowest contract charges        1,168      11.17           13,047      0.83%       7.67%       14.41%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
ALLIANCEBERNSTEIN GLOBAL VALUE FUND
  2005  Lowest contract charges           28      10.98              308      1.12%       6.04%       10.13%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
AMERICAN FUNDS EUROPACIFIC GROWTH FUND
  2005  Lowest contract charges          229      14.88            3,413      0.85%       4.90%       16.94%
        Highest contract charges          54      14.61              782      1.27%      13.50%       16.72%
        Remaining contract
        charges                       --         --              --           --        --           --
AMERICAN FUNDS THE GROWTH FUND OF AMERICA FUND
  2005  Lowest contract charges        1,797      11.75           21,103      0.83%       2.55%        8.23%
        Highest contract charges         239      11.54            2,757      1.17%       2.65%        8.03%
        Remaining contract
        charges                       --         --              --           --        --           --

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
AMERICAN FUNDS CAPITAL WORLD GROWTH & INCOME FUND
  2005  Lowest contract charges          369     $12.44       $    4,594      0.83%       1.87%       11.09%
        Highest contract charges         166      12.38            2,058      1.19%       1.86%       10.89%
        Remaining contract
        charges                       --         --              --           --        --           --
ARIEL APPRECIATION FUND
  2005  Lowest contract charges          819       9.96            8,150      0.83%       0.91%       (0.09)%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
ARIEL FUND
  2005  Lowest contract charges          242       9.77            2,367      0.83%       0.91%       (1.86)%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
ARTISAN MID CAP VALUE FUND
  2005  Lowest contract charges        1,459      11.58           16,897      0.83%       0.18%        0.69%
        Highest contract charges          66      10.05              660      1.11%       0.50%        0.93%
        Remaining contract
        charges                       --         --              --           --        --           --
LIFEPATH 2010 PORTFOLIO
  2005  Lowest contract charges          180      10.27            1,853      0.84%       4.55%        3.05%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
LIFEPATH 2020 PORTFOLIO
  2005  Lowest contract charges        2,375      10.37           24,630      0.83%       3.97%        4.11%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
LIFEPATH 2030 PORTFOLIO
  2005  Lowest contract charges          319      10.45            3,337      0.83%       2.39%        4.95%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
LIFEPATH 2040 PORTFOLIO
  2005  Lowest contract charges        1,149      10.50           12,060      0.84%       2.21%        5.46%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
BARON SMALL CAP FUND
  2005  Lowest contract charges          844      11.90           10,047      0.83%     --             2.18%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
CALVERT SOCIAL INVESTMENT FUND EQUITY PORTFOLIO
  2005  Lowest contract charges           40      11.00              440      0.99%     --             0.01%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
CALVERT LARGE CAP GROWTH FUND
  2005  Lowest contract charges        1,886      10.79           20,359      0.83%     --             8.26%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --

_____________________________________ SA-72 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
CRM MID CAP VALUE FUND
  2005  Lowest contract charges          137     $10.27       $    1,405      1.21%       5.66%      --
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
DAVIS NEW YORK VENTURE FUND
  2005  Lowest contract charges          810      13.30           10,764      0.83%       2.60%        6.20%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
DREYFUS LIFETIME GROWTH AND INCOME PORTFOLIO
  2005  Lowest contract charges        5,378      11.71           62,958      0.65%       5.35%        3.76%
        Highest contract charges       7,258      11.44           83,007      1.24%       5.71%        3.14%
        Remaining contract
        charges                       10,785     --              124,815      --        --           --
  2004  Lowest contract charges        4,198      11.28           47,366      0.65%       1.86%        6.50%
        Highest contract charges       4,149      11.09           46,010      1.24%       2.59%        5.86%
        Remaining contract
        charges                        3,218     --               35,960      --        --           --
  2003  Lowest contract charges        4,347      10.59           46,056      0.65%       2.02%       19.06%
        Highest contract charges         554      10.48            5,799      1.23%       5.09%       18.34%
        Remaining contract
        charges                          265     --                2,787      --        --           --
  2002  Lowest contract charges        2,850       8.90           25,363      0.54%      14.36%      (11.01)%
        Highest contract charges          28       8.85              246      1.06%      15.69%      (11.48)%
        Remaining contract
        charges                       --         --              --           --        --           --
DREYFUS LIFETIME GROWTH PORTFOLIO
  2005  Lowest contract charges        6,267      11.79           73,913      0.65%       2.52%        6.72%
        Highest contract charges       4,475      11.52           51,567      1.24%       2.49%        6.08%
        Remaining contract
        charges                        1,717     --               19,333      --        --           --
  2004  Lowest contract charges        3,726      11.05           41,182      0.65%     --             9.34%
        Highest contract charges       3,038      10.86           32,998      1.24%     --             8.69%
        Remaining contract
        charges                          106     --                1,120      --        --           --
  2003  Lowest contract charges        3,344      10.11           33,800      0.65%       0.30%       27.61%
        Highest contract charges       1,431       9.99           14,300      1.23%       0.49%       26.84%
        Remaining contract
        charges                       --         --              --           --        --           --
  2002  Lowest contract charges        2,179       7.92           17,259      0.54%       0.19%      (20.79)%
        Highest contract charges          79       7.88              623      1.08%       0.15%      (21.21)%
        Remaining contract
        charges                       --         --              --           --        --           --
DREYFUS LIFETIME INCOME PORTFOLIO
  2005  Lowest contract charges        2,692      10.97           29,531      0.65%       4.44%        0.42%
        Highest contract charges         527      10.72            5,646      1.24%       6.04%       (0.18)%
        Remaining contract
        charges                        6,401     --               71,669      --        --           --
  2004  Lowest contract charges        2,231      10.92           24,377      0.65%       3.12%        2.42%
        Highest contract charges         176      10.74            1,886      1.15%       4.17%        1.81%
        Remaining contract
        charges                        4,232     --               47,279      --        --           --
  2003  Lowest contract charges        1,878      10.66           20,027      0.65%       3.43%        7.01%
        Highest contract charges           6      10.54               61      0.38%      11.42%        6.37%
        Remaining contract
        charges                          964     --               10,533      --        --           --
  2002  Lowest contract charges        1,481       9.97           14,763      0.54%      19.03%       (0.35)%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
DREYFUS PREMIER CORE BOND FUND
  2005  Lowest contract charges        1,589     $13.03       $   20,698      --          4.56%        1.66%
        Highest contract charges       4,496      11.41           51,311      1.24%       4.32%        0.40%
        Remaining contract
        charges                       54,817     --              643,840      --        --           --
  2004  Lowest contract charges        2,764      12.81           35,426      --          4.22%        3.85%
        Highest contract charges       3,430      11.37           38,983      1.22%       4.13%        2.56%
        Remaining contract
        charges                       10,652     --              123,372      --        --           --
  2003  Lowest contract charges        6,642      11.21           74,448      0.65%       3.62%        6.64%
        Highest contract charges         612      11.08            6,786      1.23%       3.57%        6.00%
        Remaining contract
        charges                          494     --                5,600      --        --           --
  2002  Lowest contract charges        2,320      10.51           24,390      0.53%       3.98%        5.11%
        Highest contract charges         125      10.46            1,309      1.04%       3.81%        4.56%
        Remaining contract
        charges                          239     --                2,542      --        --           --
DREYFUS MIDCAP INDEX FUND
  2005  Lowest contract charges          665      10.45            6,949      0.83%       3.79%        4.73%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
DREYFUS SMALLCAP STOCK INDEX FUND
  2005  Lowest contract charges           18      10.16              188      0.32%       2.38%        2.35%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
FIDELITY ADVISOR VALUE STRATEGIES FUND
  2005  Lowest contract charges       45,123      14.28          644,228      0.35%     --             1.85%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2004  Lowest contract charges       34,707      14.02          486,509      0.35%     --            13.93%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2003  Lowest contract charges       24,743      12.30          304,423      0.35%     --            59.43%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2002  Lowest contract charges       17,085       7.72          131,844      0.31%     --           (22.83)%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
FEDERATED SHORT-TERM INCOME FUND
  2005  Lowest contract charges       12,621      10.61          133,904      0.35%       3.24%        1.86%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2004  Lowest contract charges       12,205      10.42          127,130      0.35%       2.69%        1.76%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2003  Lowest contract charges       10,212      10.24          104,535      0.35%       2.61%        0.75%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2002  Lowest contract charges        4,047      10.16           41,115      0.31%       3.02%        1.60%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --

_____________________________________ SA-74 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
FRANKLIN SMALL CAP VALUE FUND
  2005  Lowest contract charges          240     $11.99       $    2,875      0.83%       0.72%        2.70%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
FRANKLIN BALANCE SHEET INVESTMENT FUND
  2005  Lowest contract charges      135,720      16.71        2,267,247      0.35%       0.88%       10.52%
        Highest contract charges         575      16.13            9,276      1.23%       0.72%        9.53%
        Remaining contract
        charges                       65,031     --            1,073,575      --        --           --
  2004  Lowest contract charges      101,637      15.12        1,536,307      0.35%       0.96%       24.87%
        Highest contract charges         187      14.73            2,757      1.25%       0.85%       23.75%
        Remaining contract
        charges                       46,750     --              700,651      --        --           --
  2003  Lowest contract charges       70,941      12.11          858,768      0.35%       0.50%       29.13%
        Highest contract charges         177      11.90            2,101      1.24%       0.42%       27.97%
        Remaining contract
        charges                       26,079     --              313,949      --        --           --
  2002  Lowest contract charges       41,074       9.38          385,061      0.31%       1.12%       (6.25)%
        Highest contract charges         162       9.30            1,511      1.08%       1.45%       (6.99)%
        Remaining contract
        charges                       18,235     --              170,519      --        --           --
FRANKLIN MUTUAL SHARES FUND
  2005  Lowest contract charges        1,155      14.18           16,384      --          0.41%        9.98%
        Highest contract charges       5,546      13.51           74,945      1.24%       1.87%        8.62%
        Remaining contract
        charges                      129,027     --            1,779,050      --        --           --
  2004  Lowest contract charges        3,860      12.90           49,780      --          2.20%       13.50%
        Highest contract charges       2,459      12.44           30,594      1.24%       2.17%       12.09%
        Remaining contract
        charges                       58,169     --              736,157      --        --           --
  2003  Lowest contract charges       15,293      11.23          171,677      0.65%       1.55%       25.36%
        Highest contract charges         667      11.10            7,403      1.24%       1.92%       24.62%
        Remaining contract
        charges                       27,350     --              306,091      --        --           --
  2002  Lowest contract charges        9,594       8.96           85,913      0.56%       6.50%      (10.45)%
        Highest contract charges         208       8.91            1,849      1.09%       2.23%      (10.93)%
        Remaining contract
        charges                       13,810     --              123,534      --        --           --
FRANKLIN SMALL-MID CAP GROWTH FUND
  2005  Lowest contract charges          921       8.84            8,147      --          0.21%       10.55%
        Highest contract charges       8,770      12.37          108,461      1.24%       0.19%        9.17%
        Remaining contract
        charges                       83,089     --            1,028,134      --        --           --
  2004  Lowest contract charges        1,910       8.00           15,278      --        --            13.04%
        Highest contract charges       2,728      11.33           30,907      1.24%     --            11.63%
        Remaining contract
        charges                       26,838     --              303,676      --        --           --
  2003  Lowest contract charges        7,020       7.08           49,691      --        --            37.68%
        Highest contract charges         539      10.15            5,467      1.24%     --            35.97%
        Remaining contract
        charges                        5,990     --               61,007      --        --           --
  2002  Lowest contract charges        3,045       7.50           22,846      0.56%     --           (24.97)%
        Highest contract charges         114       7.46              849      1.05%     --           (25.37)%
        Remaining contract
        charges                       --         --              --           --        --           --
TEMPLETON GROWTH FUND
  2005  Lowest contract charges        1,263      12.59           15,911      0.83%       5.45%        6.24%
        Highest contract charges          16      12.51              203      0.72%       1.94%        6.04%
        Remaining contract
        charges                       --         --              --           --        --           --

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
TEMPLETON FOREIGN FUND
  2005  Lowest contract charges       11,230     $15.43       $  173,314      --          2.18%       10.63%
        Highest contract charges       3,613      14.99           54,163      1.24%       2.25%        9.26%
        Remaining contract
        charges                      196,249     --            3,040,094      --        --           --
  2004  Lowest contract charges       10,348      13.95          144,341      --          2.05%       18.14%
        Highest contract charges       1,559      13.72           21,398      1.24%       2.62%       16.67%
        Remaining contract
        charges                      118,064     --            1,664,995      --        --           --
  2003  Lowest contract charges        9,857      11.81          116,381      --          3.51%       30.51%
        Highest contract charges         195      11.76            2,292      1.25%       2.79%       28.90%
        Remaining contract
        charges                       33,467     --              401,125      --        --           --
  2002  Lowest contract charges       13,969       9.17          128,137      0.56%       2.03%       (8.27)%
        Highest contract charges          50       9.12              455      0.93%       2.86%       (8.75)%
        Remaining contract
        charges                        7,106     --               66,427      --        --           --
GOLDMAN SACHS MID CAP VALUE FUND
  2005  Lowest contract charges        1,476      15.43           22,775      0.83%       1.12%        2.82%
        Highest contract charges          24      15.20              365      1.09%       2.19%        2.63%
        Remaining contract
        charges                       --         --              --           --        --           --
GOLDMAN SACHS HIGH YIELD FUND
  2005  Lowest contract charges           50      10.29              512      0.75%       7.73%        0.98%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
JOHN HANCOCK SMALL CAP EQUITY FUND
  2005  Lowest contract charges        5,888      11.72           68,984      --        --             8.23%
        Highest contract charges       7,792      11.16           86,962      1.24%     --             6.89%
        Remaining contract
        charges                      105,529     --            1,181,063      --        --           --
  2004  Lowest contract charges        9,725      10.82          105,267      --        --            12.86%
        Highest contract charges       1,943      10.44           20,287      1.24%     --            11.46%
        Remaining contract
        charges                       64,251     --              677,084      --        --           --
  2003  Lowest contract charges        7,443       9.59           71,381      --        --            48.91%
        Highest contract charges          88       9.37              825      1.22%     --            47.07%
        Remaining contract
        charges                       26,594     --              253,111      --        --           --
  2002  Lowest contract charges       12,935       6.42           83,054      0.31%     --           (35.79)%
        Highest contract charges           4       6.37               24      --        --           (36.30)%
        Remaining contract
        charges                        2,561     --               16,401      --        --           --
HARTFORD ADVISERS HLS FUND
  2005  Lowest contract charges        2,588       7.60           19,666      --          3.68%        7.24%
        Highest contract charges      22,512      11.00          247,542      1.24%       4.05%        5.90%
        Remaining contract
        charges                      436,020     --            4,483,080      --        --           --
  2004  Lowest contract charges        1,659       7.09           11,759      --          2.49%        3.74%
        Highest contract charges       8,902      10.38           92,426      1.24%       2.57%        2.46%
        Remaining contract
        charges                      341,170     --            3,513,834      --        --           --
  2003  Lowest contract charges          709       6.83            4,841      --          6.94%       18.49%
        Highest contract charges       3,830      10.13           38,814      1.23%       4.30%       17.02%
        Remaining contract
        charges                      312,655     --            3,073,019      --        --           --
  2002  Lowest contract charges      240,390       8.71        2,092,804      0.54%       7.61%      (12.94)%
        Highest contract charges          60       8.66              524      1.11%       4.01%      (13.40)%
        Remaining contract
        charges                       20,044     --              112,811      --        --           --

_____________________________________ SA-76 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
HARTFORD TOTAL RETURN BOND HLS FUND
  2005  Lowest contract charges       15,621     $ 7.50       $  117,199      --          5.61%        2.45%
        Highest contract charges      23,637      12.06          284,996      1.24%       7.70%        1.18%
        Remaining contract
        charges                      644,055     --            5,909,345      --        --           --
  2004  Lowest contract charges       23,979       7.32          175,595      --          4.31%        4.62%
        Highest contract charges      16,931      11.92          201,768      1.24%       4.85%        3.33%
        Remaining contract
        charges                      402,199     --            3,873,094      --        --           --
  2003  Lowest contract charges       18,734       7.00          131,125      --          5.09%        7.85%
        Highest contract charges       1,184      11.53           13,659      1.23%       2.86%        6.51%
        Remaining contract
        charges                      221,716     --            2,258,111      --        --           --
  2002  Lowest contract charges       28,114      10.92          306,850      0.30%       5.03%        9.15%
        Highest contract charges          87      10.83              940      1.05%     --             8.29%
        Remaining contract
        charges                       99,130     --              978,749      --        --           --
HARTFORD CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges       24,527      20.66          506,677      --          0.92%       15.55%
        Highest contract charges      60,900      15.75          958,902      1.24%       1.15%       14.11%
        Remaining contract
        charges                      907,404     --           15,688,895      --        --           --
  2004  Lowest contract charges       22,293      17.88          398,581      --          0.45%       19.36%
        Highest contract charges      30,537      13.80          421,356      1.24%       0.47%       17.88%
        Remaining contract
        charges                      591,800     --            8,534,187      --        --           --
  2003  Lowest contract charges        5,932      14.98           88,854      --          2.40%       42.38%
        Highest contract charges       4,897      11.71           57,326      1.24%       1.34%       40.61%
        Remaining contract
        charges                      418,173     --            5,050,402      --        --           --
  2002  Lowest contract charges       17,831       8.39          149,613      0.31%       1.14%      (16.10)%
        Highest contract charges         576       8.33            4,798      1.07%       2.38%      (16.75)%
        Remaining contract
        charges                      282,767     --            2,398,863      --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2005  Lowest contract charges      414,211       3.25        1,344,677      --          1.85%        5.96%
        Highest contract charges      42,791      12.30          526,464      1.24%       2.31%        4.64%
        Remaining contract
        charges                    1,218,431     --            5,411,231      --        --           --
  2004  Lowest contract charges      439,959       3.06        1,347,928      --          1.40%       12.42%
        Highest contract charges      20,087      11.76          236,170      1.24%       2.01%       11.03%
        Remaining contract
        charges                      633,200     --            3,282,368      --        --           --
  2003  Lowest contract charges      450,807       2.73        1,228,562      --          2.47%       26.80%
        Highest contract charges       5,094      10.59           53,948      1.23%       5.01%       25.22%
        Remaining contract
        charges                      243,432     --            1,492,430      --        --           --
  2002  Lowest contract charges       72,815       8.50          619,013      0.53%      10.31%      (14.99)%
        Highest contract charges         245       8.46            2,068      1.08%       3.91%      (15.43)%
        Remaining contract
        charges                       77,291     --              162,192      --        --           --
HARTFORD GLOBAL ADVISERS HLS FUND
  2005  Lowest contract charges           11      11.16              128      0.48%       6.04%        4.19%
        Highest contract charges          81       1.57              127      0.69%      13.82%        4.00%
        Remaining contract
        charges                       --         --              --           --        --           --

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
HARTFORD GLOBAL HEALTH HLS FUND
  2005  Lowest contract charges        8,372     $17.15       $  143,592      --          0.07%       12.43%
        Highest contract charges       2,807      13.56           38,054      1.24%       0.10%       11.03%
        Remaining contract
        charges                       28,043     --              410,347      --        --           --
  2004  Lowest contract charges        7,924      15.25          120,886      --          0.05%       12.80%
        Highest contract charges         973      12.21           11,881      1.23%       0.05%       11.40%
        Remaining contract
        charges                       13,509     --              170,085      --        --           --
  2003  Lowest contract charges       11,585      13.52          156,673      --        --            32.31%
        Highest contract charges         122      10.96            1,341      1.21%       0.06%       30.67%
        Remaining contract
        charges                        7,816     --               87,774      --        --           --
  2002  Lowest contract charges        3,770       8.43           31,792      0.54%     --           (15.68)%
        Highest contract charges           3       8.39               27      --        --           (16.12)%
        Remaining contract
        charges                          372     --                3,721      --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2005  Lowest contract charges        5,747       5.58           32,074      --          0.28%       11.15%
        Highest contract charges       1,296      11.52           14,940      1.24%       0.32%        9.77%
        Remaining contract
        charges                       13,926     --              105,850      --        --           --
  2004  Lowest contract charges        5,746       5.02           28,855      --        --             1.35%
        Highest contract charges         750      10.50            7,869      1.25%     --             0.09%
        Remaining contract
        charges                        3,660     --               34,952      --        --           --
  2003  Lowest contract charges        2,183       4.95           10,817      --        --            61.50%
        Highest contract charges         411      10.49            4,314      1.21%     --            59.50%
        Remaining contract
        charges                        1,903     --               19,598      --        --           --
  2002  Lowest contract charges        1,177       6.61            7,778      0.54%     --           (33.89)%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
HARTFORD GROWTH HLS FUND
  2005  Lowest contract charges          239      11.31            2,706      0.82%     --             3.78%
        Highest contract charges          29      10.36              301      1.10%     --             4.07%
        Remaining contract
        charges                       --         --              --           --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2005  Lowest contract charges           12      10.98              129      0.68%       1.51%        9.81%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
HARTFORD INDEX HLS FUND
  2005  Lowest contract charges      160,752       1.92          308,048      --          1.68%        4.50%
        Highest contract charges      16,751      11.22          187,913      1.24%       3.00%        3.21%
        Remaining contract
        charges                    1,158,297     --            4,974,524      --        --           --
  2004  Lowest contract charges      387,561       1.83          710,677      --          1.29%       10.39%
        Highest contract charges       3,130      10.87           34,027      1.24%       1.90%        9.02%
        Remaining contract
        charges                      596,893     --            3,597,324      --        --           --
  2003  Lowest contract charges      415,789       1.66          690,656      --          2.95%       28.13%
        Highest contract charges         771       9.97            7,690      1.22%       3.76%       26.54%
        Remaining contract
        charges                      307,143     --            2,387,558      --        --           --
  2002  Lowest contract charges      182,064       7.92        1,442,007      0.54%       7.90%      (20.80)%
        Highest contract charges          10       7.88               76      0.68%       9.67%      (21.21)%
        Remaining contract
        charges                       25,911     --               32,795      --        --           --

_____________________________________ SA-78 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2005  Lowest contract charges          539     $12.12       $    6,538      0.84%       2.24%       11.56%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
HARTFORD LARGECAP GROWTH HLS FUND
  2005  Lowest contract charges        1,182      10.73           12,687      0.84%       0.87%        0.86%
        Highest contract charges          30      10.07              298      1.12%       1.75%        1.44%
        Remaining contract
        charges                       --         --              --           --        --           --
HARTFORD MIDCAP HLS FUND
  2005  Lowest contract charges       57,023      15.63          891,160      --          0.41%       16.78%
        Highest contract charges       5,221      15.51           80,988      1.24%       0.45%       15.33%
        Remaining contract
        charges                      397,192     --            6,190,309      --        --           --
  2004  Lowest contract charges       51,043      13.38          683,051      --          0.24%       16.44%
        Highest contract charges       3,900      13.45           52,462      1.24%       0.36%       14.99%
        Remaining contract
        charges                      300,088     --            4,032,505      --        --           --
  2003  Lowest contract charges       64,115      11.49          736,875      --          0.43%       37.67%
        Highest contract charges       1,825      11.70           21,349      1.24%       0.38%       35.96%
        Remaining contract
        charges                      166,302     --            1,929,554      --        --           --
  2002  Lowest contract charges       38,616       8.67          334,839      0.30%       0.14%      (13.29)%
        Highest contract charges         402       8.60            3,456      1.08%     --           (13.97)%
        Remaining contract
        charges                       38,279     --              321,427      --        --           --
HARTFORD MONEY MARKET HLS FUND
  2005  Lowest contract charges       31,471      11.17          351,645      --          2.85%        2.84%
        Highest contract charges       1,869      10.09           18,856      1.24%       2.95%        1.57%
        Remaining contract
        charges                      125,100     --              873,936      --        --           --
  2004  Lowest contract charges       27,397      10.86          297,663      --          1.07%        0.94%
        Highest contract charges         901       9.93            8,951      1.24%       0.87%       (0.31)%
        Remaining contract
        charges                       84,492     --              382,618      --        --           --
  2003  Lowest contract charges        3,346      10.76           36,017      --          0.65%        0.75%
        Highest contract charges         553       9.96            5,507      1.24%       0.69%       (0.50)%
        Remaining contract
        charges                       59,663     --              291,173      --        --           --
  2002  Lowest contract charges          597      10.09            6,026      0.28%       1.00%        0.88%
        Highest contract charges          91      10.01              914      1.06%       0.98%        0.14%
        Remaining contract
        charges                       10,034     --               91,477      --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2005  Lowest contract charges       34,723      11.35          394,075      0.65%       3.95%        1.70%
        Highest contract charges       5,637      11.09           62,507      1.24%       3.48%        1.09%
        Remaining contract
        charges                       72,473     --              270,374      --        --           --
  2004  Lowest contract charges       35,215      11.16          392,986      0.65%       4.82%        3.45%
        Highest contract charges       2,977      10.97           32,650      1.25%       4.75%        2.83%
        Remaining contract
        charges                       17,599     --               64,688      --        --           --
  2003  Lowest contract charges       29,945      10.79          323,031      0.65%       3.08%        1.63%
        Highest contract charges       2,135      10.67           22,775      1.24%       4.31%        1.02%
        Remaining contract
        charges                       10,099     --               35,957      --        --           --
  2002  Lowest contract charges       27,090      10.62          287,556      0.54%     --             6.15%
        Highest contract charges         279      10.56            2,943      1.09%     --             5.59%
        Remaining contract
        charges                        1,400     --                4,917      --        --           --

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
HARTFORD SMALL COMPANY HLS FUND
  2005  Lowest contract charges       56,311     $ 2.36       $  132,933      --        --            21.01%
        Highest contract charges      10,022      14.89          149,250      1.24%     --            19.51%
        Remaining contract
        charges                      740,424     --            2,403,581      --        --           --
  2004  Lowest contract charges       72,607       1.95          141,647      --        --            12.18%
        Highest contract charges       6,048      12.46           75,366      1.24%     --            10.79%
        Remaining contract
        charges                      543,279     --            1,456,616      --        --           --
  2003  Lowest contract charges       42,938       1.74           74,670      --        --            55.87%
        Highest contract charges         134      11.25            1,504      1.19%     --            53.94%
        Remaining contract
        charges                      175,438     --              328,496      --        --           --
  2002  Lowest contract charges        1,459       7.35           10,717      0.53%     --           (26.54)%
        Highest contract charges           3       7.31               25      --        --           (26.93)%
        Remaining contract
        charges                       74,603     --               81,478      --        --           --
HARTFORD SMALLCAP GROWTH HLS FUND
  2005  Lowest contract charges          200      10.24            2,047      0.85%       1.26%        3.10%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
HARTFORD STOCK HLS FUND
  2005  Lowest contract charges        6,926      20.26          140,301      --          1.32%        9.62%
        Highest contract charges      13,384      10.74          143,729      1.24%       2.09%        8.26%
        Remaining contract
        charges                      306,174     --            3,500,677      --        --           --
  2004  Lowest contract charges       13,437      18.48          248,299      --          1.12%        4.17%
        Highest contract charges      10,145       9.92          100,629      1.24%       1.47%        2.88%
        Remaining contract
        charges                      243,921     --            2,505,508      --        --           --
  2003  Lowest contract charges       30,746      17.74          545,412      --          1.60%       26.47%
        Highest contract charges       3,433       9.64           33,099      1.24%       2.28%       24.90%
        Remaining contract
        charges                      214,639     --            2,116,921      --        --           --
  2002  Lowest contract charges       31,030       7.78          241,446      0.31%       1.61%      (22.19)%
        Highest contract charges         235       7.72            1,811      1.07%       6.65%      (22.80)%
        Remaining contract
        charges                      124,655     --              978,268      --        --           --
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2005  Lowest contract charges          180      10.36            1,869      0.82%       2.87%        4.18%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
HOTCHKIS AND WILEY LARGE CAP VALUE FUND
  2005  Lowest contract charges        4,623      12.85           59,395      0.84%       1.85%        0.10%
        Highest contract charges         561      12.76            7,162      1.18%       3.79%       (0.08)%
        Remaining contract
        charges                       --         --              --           --        --           --

_____________________________________ SA-80 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
AIM FINANCIAL SERVICES FUND
  2005  Lowest contract charges       24,260     $12.30       $  298,512      0.65%       1.52%        4.59%
        Highest contract charges       1,472      12.02           17,698      1.24%       1.60%        3.96%
        Remaining contract
        charges                       11,471     --              140,726      --        --           --
  2004  Lowest contract charges       19,858      11.76          233,622      0.65%       1.60%        7.84%
        Highest contract charges         948      11.56           10,964      1.23%       1.60%        7.19%
        Remaining contract
        charges                        4,130     --               48,540      --        --           --
  2003  Lowest contract charges          880      10.79            9,489      --          0.94%       29.50%
        Highest contract charges         209      10.79            2,258      1.24%       0.77%       27.89%
        Remaining contract
        charges                       15,031     --              164,087      --        --           --
  2002  Lowest contract charges        4,521       8.48           38,338      0.56%     --           (15.20)%
        Highest contract charges         183       8.44            1,540      1.07%     --           (15.65)%
        Remaining contract
        charges                        2,762     --               23,494      --        --           --
AIM LEISURE FUND
  2005  Lowest contract charges       42,514      12.27          521,718      0.65%       1.15%       (1.87)%
        Highest contract charges       1,278      11.99           15,319      1.25%       1.01%       (2.46)%
        Remaining contract
        charges                       10,498     --              128,488      --        --           --
  2004  Lowest contract charges          113      13.46            1,515      --        --            13.60%
        Highest contract charges       1,433      12.29           17,620      1.23%       1.91%       12.19%
        Remaining contract
        charges                       36,315     --              454,135      --        --           --
  2003  Lowest contract charges        7,021      11.08           77,799      0.65%     --            29.46%
        Highest contract charges         307      10.96            3,362      1.25%     --            28.69%
        Remaining contract
        charges                       19,932     --              221,164      --        --           --
  2002  Lowest contract charges        3,621       8.56           30,988      0.56%     --           (14.41)%
        Highest contract charges         189       8.51            1,609      1.09%     --           (14.86)%
        Remaining contract
        charges                        8,710     --               74,803      --        --           --
AIM SMALL COMPANY GROWTH FUND
  2005  Lowest contract charges          270       8.96            2,423      --        --             5.49%
        Highest contract charges         305      11.28            3,440      1.24%     --             4.18%
        Remaining contract
        charges                       43,048     --              491,779      --        --           --
  2004  Lowest contract charges        2,618       8.49           22,235      --        --            13.04%
        Highest contract charges         161      10.83            1,745      1.23%     --            11.64%
        Remaining contract
        charges                       30,826     --              337,233      --        --           --
  2003  Lowest contract charges          240       7.51            1,803      --        --            33.49%
        Highest contract charges          91       9.70              880      1.23%     --            31.84%
        Remaining contract
        charges                       21,654     --              205,097      --        --           --
  2002  Lowest contract charges        2,040       7.40           15,087      0.56%     --           (26.05)%
        Highest contract charges          29       7.36              213      1.08%     --           (26.44)%
        Remaining contract
        charges                        6,762     --               47,999      --        --           --

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
AIM TECHNOLOGY FUND
  2005  Lowest contract charges        3,384     $ 8.41       $   28,442      0.35%     --             1.45%
        Highest contract charges         276       8.06            2,223      1.24%     --             0.54%
        Remaining contract
        charges                       17,275     --              127,910      --        --           --
  2004  Lowest contract charges        3,722       8.29           30,832      0.35%     --             3.01%
        Highest contract charges          90       8.02              721      1.22%     --             2.09%
        Remaining contract
        charges                        9,402     --               69,613      --        --           --
  2003  Lowest contract charges        7,345       3.93           28,828      --        --            43.17%
        Highest contract charges           3       7.85               20      0.25%     --            41.39%
        Remaining contract
        charges                        6,975     --               52,466      --        --           --
  2002  Lowest contract charges          606       5.64            3,417      0.26%     --           (43.62)%
        Highest contract charges         911       6.14            5,590      0.56%     --           (38.61)%
        Remaining contract
        charges                          575     --                3,210      --        --           --
JANUS ADVISER FORTY FUND
  2005  Lowest contract charges        6,032      13.96           84,231      --        --            14.60%
        Highest contract charges       1,658      13.30           22,057      1.24%     --            13.18%
        Remaining contract
        charges                      119,801     --            1,604,539      --        --           --
  2004  Lowest contract charges       11,205      12.18          136,524      --        --            17.64%
        Highest contract charges         349      11.75            4,101      1.25%     --            16.18%
        Remaining contract
        charges                       92,341     --            1,099,845      --        --           --
  2003  Lowest contract charges       11,079      10.36          114,750      --        --            18.92%
        Highest contract charges         229      10.12            2,313      1.25%     --            17.44%
        Remaining contract
        charges                       76,382     --              780,693      --        --           --
  2002  Lowest contract charges       52,818       8.66          457,399      0.56%       0.49%      (13.40)%
        Highest contract charges          66       8.62              576      1.09%       0.26%      (13.86)%
        Remaining contract
        charges                       --         --              --           --        --           --
JANUS ADVISER INTERNATIONAL GROWTH FUND
  2005  Lowest contract charges        1,390      16.76           23,282      --          0.22%       31.73%
        Highest contract charges       3,269      15.96           52,186      1.24%       1.23%       30.10%
        Remaining contract
        charges                       23,745     --              387,750      --        --           --
  2004  Lowest contract charges          396      12.72            5,035      --          1.39%       19.85%
        Highest contract charges         582      12.27            7,142      1.20%       2.65%       18.36%
        Remaining contract
        charges                        7,038     --               87,865      --        --           --
  2003  Lowest contract charges        6,538      10.48           68,543      0.65%       1.18%       33.90%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2002  Lowest contract charges        3,213       7.83           25,156      0.56%       3.06%      (21.71)%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --

_____________________________________ SA-82 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
JANUS ADVISER WORLDWIDE FUND
  2005  Lowest contract charges        8,505     $10.36       $   88,129      0.65%       0.81%        5.38%
        Highest contract charges         348      10.12            3,522      1.25%       0.93%        4.75%
        Remaining contract
        charges                       46,017     --               46,935      --        --           --
  2004  Lowest contract charges        8,551       9.83           84,079      0.65%       0.69%        4.06%
        Highest contract charges         250       9.66            2,417      1.24%       0.45%        3.43%
        Remaining contract
        charges                       25,466     --               24,696      --        --           --
  2003  Lowest contract charges        3,862       9.45           36,498      0.65%       0.78%       22.04%
        Highest contract charges         137       9.34            1,281      1.24%       0.98%       21.31%
        Remaining contract
        charges                       38,442     --               35,900      --        --           --
  2002  Lowest contract charges        1,935       7.74           14,982      0.54%       2.70%      (22.57)%
        Highest contract charges          38       7.70              292      1.04%       1.46%      (22.97)%
        Remaining contract
        charges                       17,816     --               13,661      --        --           --
KEELEY SMALL CAP VALUE FUND
  2005  Lowest contract charges        3,432      11.05           37,923      0.83%     --            11.27%
        Highest contract charges         143      11.03            1,577      1.14%     --            11.07%
        Remaining contract
        charges                       --         --              --           --        --           --
LORD ABBETT SMALL-CAP BLEND FUND
  2005  Lowest contract charges        1,286      13.06           16,796      0.83%     --             4.79%
        Highest contract charges          10      12.99              125      0.67%     --             4.59%
        Remaining contract
        charges                       --         --              --           --        --           --
LEGG MASON VALUE FUND
  2005  Lowest contract charges           32      15.64              496      0.84%     --             4.98%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
MASSACHUSETTS INVESTORS GROWTH STOCK FUND
  2005  Lowest contract charges       88,402      10.38          917,820      0.35%     --             3.52%
        Highest contract charges       2,384      10.03           23,898      1.25%     --             2.59%
        Remaining contract
        charges                      104,935     --              986,849      --        --           --
  2004  Lowest contract charges       90,317      10.03          905,806      0.35%       0.48%        9.25%
        Highest contract charges       1,624       9.77           15,873      1.25%       0.56%        8.27%
        Remaining contract
        charges                       89,006     --              810,861      --        --           --
  2003  Lowest contract charges       57,554       9.18          528,363      0.35%     --            22.22%
        Highest contract charges         667       9.03            6,019      1.24%     --            21.12%
        Remaining contract
        charges                       23,780     --              203,952      --        --           --
  2002  Lowest contract charges       26,467       7.51          198,805      0.30%     --           (24.88)%
        Highest contract charges         134       7.45              996      0.92%     --           (25.48)%
        Remaining contract
        charges                        7,700     --               56,130      --        --           --

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
MFS CAPITAL OPPORTUNITIES FUND
  2005  Lowest contract charges       69,895     $10.48       $  732,444      0.65%     --             0.69%
        Highest contract charges         274      10.24            2,809      1.24%     --             0.09%
        Remaining contract
        charges                        4,105     --               35,911      --        --           --
  2004  Lowest contract charges       72,728      10.41          756,886      0.65%       0.45%       11.81%
        Highest contract charges         194      10.23            1,987      1.23%       0.52%       11.14%
        Remaining contract
        charges                        2,277     --               19,824      --        --           --
  2003  Lowest contract charges       62,648       9.31          583,110      0.65%     --            26.58%
        Highest contract charges         115       9.20            1,057      1.22%     --            25.83%
        Remaining contract
        charges                        2,026     --               15,808      --        --           --
  2002  Lowest contract charges       43,863       7.35          322,521      0.56%     --           (26.47)%
        Highest contract charges           9       7.31               69      0.57%     --           (26.86)%
        Remaining contract
        charges                          538     --                3,324      --        --           --
MFS HIGH INCOME FUND
  2005  Lowest contract charges        3,511      13.28           46,628      --          7.73%        2.34%
        Highest contract charges       5,696      13.32           75,896      1.25%       7.72%        1.07%
        Remaining contract
        charges                       28,154     --              365,902      --        --           --
  2004  Lowest contract charges        4,257      12.98           55,243      --          7.79%        9.42%
        Highest contract charges       6,586      13.18           86,828      1.24%       7.81%        8.06%
        Remaining contract
        charges                        7,615     --               98,928      --        --           --
  2003  Lowest contract charges          408      11.86            4,839      --          7.86%       22.83%
        Highest contract charges         298      12.20            3,636      1.23%       7.84%       21.30%
        Remaining contract
        charges                        3,087     --               37,203      --        --           --
  2002  Lowest contract charges          939      10.11            9,496      0.56%       7.25%        1.11%
        Highest contract charges          10      10.06               99      0.63%       7.34%        0.58%
        Remaining contract
        charges                           99     --                  950      --        --           --
MFS INTERNATIONAL NEW DISCOVERY FUND
  2005  Lowest contract charges          152      14.27            2,170      0.83%       1.64%       16.04%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
MFS MID CAP GROWTH FUND
  2005  Lowest contract charges          982       9.81            9,628      --        --             2.69%
        Highest contract charges       9,325       9.34           87,125      1.25%     --             1.41%
        Remaining contract
        charges                       54,476     --              515,826      --        --           --
  2004  Lowest contract charges          477       9.55            4,555      --        --            14.47%
        Highest contract charges       9,031       9.21           83,207      1.24%     --            13.05%
        Remaining contract
        charges                       38,674     --              360,269      --        --           --
  2003  Lowest contract charges        3,829       8.24           31,559      0.65%     --            37.09%
        Highest contract charges         545       8.15            4,444      1.24%     --            36.27%
        Remaining contract
        charges                       20,647     --              163,168      --        --           --
  2002  Lowest contract charges        2,722       6.01           16,365      0.56%     --           (39.88)%
        Highest contract charges         108       5.98              644      0.89%     --           (40.19)%
        Remaining contract
        charges                        7,559     --               43,660      --        --           --

_____________________________________ SA-84 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
MFS UTILITIES FUND
  2005  Lowest contract charges          859     $12.46       $   10,706      --          1.57%       16.83%
        Highest contract charges       4,750      16.76           79,600      1.23%       1.59%       15.38%
        Remaining contract
        charges                       68,660     --              938,521      --        --           --
  2004  Lowest contract charges        9,060      14.78          133,898      0.65%       1.40%       29.06%
        Highest contract charges         113      14.53            1,639      1.25%       1.38%       28.29%
        Remaining contract
        charges                          815     --                8,454      --        --           --
  2003  Lowest contract charges        5,611      11.45           64,248      0.65%       1.95%       35.10%
        Highest contract charges          49      11.32              559      1.16%       2.19%       34.30%
        Remaining contract
        charges                          156     --                1,254      --        --           --
  2002  Lowest contract charges        3,341       8.48           28,319      0.56%       3.99%      (15.25)%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
MFS VALUE FUND
  2005  Lowest contract charges          850      13.29           11,289      --          1.34%        6.22%
        Highest contract charges       4,225      12.66           53,477      1.24%       1.32%        4.90%
        Remaining contract
        charges                      111,167     --            1,442,721      --        --           --
  2004  Lowest contract charges        2,607      12.51           32,615      --          1.28%       15.08%
        Highest contract charges       2,173      12.07           26,225      1.23%       1.42%       13.65%
        Remaining contract
        charges                       81,177     --              997,875      --        --           --
  2003  Lowest contract charges       30,412      10.74          326,560      0.65%       1.28%       23.89%
        Highest contract charges         373      10.62            3,965      1.25%       1.31%       23.15%
        Remaining contract
        charges                       24,719     --              268,735      --        --           --
  2002  Lowest contract charges       21,261       8.67          184,277      0.56%       2.00%      (13.33)%
        Highest contract charges         254       8.62            2,194      1.09%       1.51%      (13.78)%
        Remaining contract
        charges                       13,009     --              114,381      --        --           --
MUNDER MIDCAP CORE GROWTH FUND
  2005  Lowest contract charges        3,925      10.16           39,890      0.83%       1.88%        2.94%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
OAKMARK INTERNATIONAL SMALL CAP FUND
  2005  Lowest contract charges       64,710      22.19        1,436,106      0.35%       4.03%       20.84%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2004  Lowest contract charges       42,376      18.37          778,258      0.35%       1.81%       28.50%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2003  Lowest contract charges       21,822      14.29          311,896      0.35%       1.21%       51.88%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2002  Lowest contract charges       10,078       9.41           94,836      0.31%       4.88%       (5.90)%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
OPPENHEIMER CAPITAL APPRECIATION FUND
  2005  Lowest contract charges        1,530     $11.36       $   17,381      --          0.57%        4.70%
        Highest contract charges      10,282      10.82          111,251      1.25%       0.67%        3.40%
        Remaining contract
        charges                      128,754     --            1,415,138      --        --           --
  2004  Lowest contract charges       14,302      10.85          155,141      --        --             6.46%
        Highest contract charges      10,584      10.46          110,749      1.24%     --             5.13%
        Remaining contract
        charges                       84,838     --              900,910      --        --           --
  2003  Lowest contract charges        6,519      10.19           66,429      --        --            29.46%
        Highest contract charges         317       9.95            3,160      1.23%     --            27.85%
        Remaining contract
        charges                       57,938     --              583,153      --        --           --
  2002  Lowest contract charges       39,653       7.83          310,336      0.54%     --           (21.74)%
        Highest contract charges           8       7.79               61      --        --           (22.15)%
        Remaining contract
        charges                       --         --              --           --        --           --
OPPENHEIMER GLOBAL FUND
  2005  Lowest contract charges        4,523      70.04          316,809      --          0.71%       13.83%
        Highest contract charges      13,944      14.70          204,996      1.24%       1.01%       12.42%
        Remaining contract
        charges                      135,036     --            2,028,736      --        --           --
  2004  Lowest contract charges        6,143      61.53          377,955      --          0.54%       18.67%
        Highest contract charges       4,419      13.08           57,796      1.24%       0.90%       17.20%
        Remaining contract
        charges                       61,498     --              818,175      --        --           --
  2003  Lowest contract charges        9,014      51.85          467,356      --          1.37%       43.07%
        Highest contract charges         534      11.16            5,957      1.23%       2.71%       41.30%
        Remaining contract
        charges                       24,737     --              279,289      --        --           --
  2002  Lowest contract charges       12,400       7.94           98,441      0.54%     --           (20.61)%
        Highest contract charges           7       7.90               57      --        --           (21.03)%
        Remaining contract
        charges                        1,697     --               13,522      --        --           --
OPPENHEIMER DEVELOPING MARKETS FUND
  2005  Lowest contract charges        2,424      30.72           74,449      0.83%       3.87%       26.98%
        Highest contract charges          42      30.39            1,273      1.13%       8.64%       26.75%
        Remaining contract
        charges                       --         --              --           --        --           --
PIMCO REAL RETURN FUND
  2005  Lowest contract charges          533      10.92            5,817      0.83%       6.81%        1.66%
        Highest contract charges         247      10.85            2,684      1.15%       6.13%        1.47%
        Remaining contract
        charges                       --         --              --           --        --           --
PUTNAM INTERNATIONAL EQUITY FUND
  2005  Lowest contract charges       87,716      14.25        1,249,886      0.35%       2.63%       12.18%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2004  Lowest contract charges       58,900      12.70          748,137      0.35%       1.74%       15.83%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2003  Lowest contract charges       43,087      10.97          472,504      0.35%       2.39%       27.69%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
  2002  Lowest contract charges       27,373       8.59          235,081      0.31%       0.36%      (14.12)%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --

_____________________________________ SA-86 ____________________________________

                                                                                     INVESTMENT
                                                  UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
SUB-ACCOUNT                          UNITS    FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
-----------                        ---------  ------------  --------------  -------  ----------  -----------
ROYCE VALUE PLUS FUND
  2005  Lowest contract charges        4,250     $11.45       $   48,682      0.84%     --           --
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
SSGA S&P 500 INDEX FUND
  2005  Lowest contract charges        2,280      10.20           23,266      0.82%       2.09%        2.60%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
VICTORY DIVERSIFIED STOCK FUND
  2005  Lowest contract charges          186      11.79            2,193      0.81%       0.79%        3.97%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
VICTORY SPECIAL VALUE FUND
  2005  Lowest contract charges          675      10.73            7,238      0.84%     --             7.67%
        Highest contract charges      --         --              --           --        --           --
        Remaining contract
        charges                       --         --              --           --        --           --
VAN KAMPEN COMSTOCK FUND
  2005  Lowest contract charges        1,405      11.76           16,529      0.81%       3.88%        2.73%
        Highest contract charges          39      11.56              451      1.38%       2.72%        2.54%
        Remaining contract
        charges                       --         --              --           --        --           --
VAN KAMPEN EQUITY AND INCOME FUND
  2005  Lowest contract charges       31,974      13.55          433,278      --          2.09%        7.82%
        Highest contract charges      27,921      12.91          360,456      1.24%       2.09%        6.48%
        Remaining contract
        charges                      652,680     --            8,668,376      --        --           --
  2004  Lowest contract charges       32,952      12.57          414,162      --          2.29%       11.77%
        Highest contract charges       9,123      12.12          110,619      1.24%       2.60%       10.38%
        Remaining contract
        charges                      389,213     --            4,826,622      --        --           --
  2003  Lowest contract charges       28,433      11.25          319,731      --          3.06%       22.16%
        Highest contract charges       2,653      10.98           29,143      1.24%       2.87%       20.64%
        Remaining contract
        charges                      250,789     --            2,798,255      --        --           --
  2002  Lowest contract charges       89,291       9.18          819,413      0.31%       2.57%       (8.23)%
        Highest contract charges         232       9.11            2,110      1.09%       2.78%       (8.95)%
        Remaining contract
        charges                       54,899     --              503,756      --        --           --

  * This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.
*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT ELEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2005

   Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all contracts contained within the Account.

   MORTALITY AND EXPENSE RISK CHARGES:

   The Company will make certain deductions ranging from 0.00% to 1.25% of the contract's value for mortality and expense risks undertaken by the Company.

   These charges are a reduction in unit values.

   ANNUAL MAINTENANCE FEE:

   An annual maintenance fee, ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   These charges are redemption of units.

_____________________________________ SA-88 ____________________________________
      <MODULE>
      </MODULE>

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and its subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal controls over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and its subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2 of the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Deloitte & Touche LLP
Hartford, Connecticut
February 22, 2006

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF INCOME

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
                                                                                                  (In millions)
REVENUES
   Fee income and other                                                                  $ 2,811     $ 2,592     $ 2,297
   Earned premiums                                                                           449         484         806
   Net investment income                                                                   2,569       2,470       1,764
   Net realized capital gains (losses)                                                        75         140         (13)
                                                                                         --------------------------------
                                                                     TOTAL REVENUES        5,904       5,686       4,854
                                                                                         --------------------------------
BENEFITS, CLAIMS AND EXPENSES
   Benefits, claims and claim adjustment expenses                                          3,008       3,111       2,726
   Insurance expenses and other                                                              798         709         625
   Amortization of deferred policy acquisition costs and present value of future
     profits                                                                                 945         825         646
   Dividends to policyholders                                                                 37          29          63
                                                                                         --------------------------------
                                                TOTAL BENEFITS, CLAIMS AND EXPENSES        4,788       4,674       4,060
                                                                                         --------------------------------
   Income before income tax expense and cumulative effect of accounting changes            1,116       1,012         794
   Income tax expense                                                                        207          29         168
   Income before cumulative effect of accounting changes                                     909         983         626
   Cumulative effect of accounting changes, net of tax                                        --         (18)         --
                                                                                         --------------------------------
                                                                         NET INCOME      $   909     $   965     $   626
                                                                                         --------------------------------


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         CONSOLIDATED BALANCE SHEETS

                                                                                                   AS OF DECEMBER 31,
                                                                                                -------------------------
                                                                                                   2005          2004
                                                                                                -------------------------
                                                                                                  (In millions, except
                                                                                                    for share data)
ASSETS
   Investments
   Fixed maturities, available for sale, at fair value (amortized cost of $42,256 and               43,242        42,691
     $40,479)                                                                                   $             $
   Equity securities, available for sale, at fair value (cost of $303 and $171)                        310           179
   Equity securities, held for trading, at fair value                                                    1             1
   Policy loans, at outstanding balance                                                              1,971         2,617
   Mortgage loans on real estate                                                                     1,355           794
   Other investments                                                                                   579           289
                                                                                                -------------------------
                                                                         TOTAL INVESTMENTS          47,458        46,571
                                                                                                -------------------------
   Cash                                                                                                124           216
   Premiums receivable and agents' balances                                                             23            20
   Reinsurance recoverables                                                                          1,114         1,460
   Deferred policy acquisition costs and present value of future profits                             7,101         6,453
   Deferred income taxes                                                                              (516)         (638)
   Goodwill                                                                                            186           186
   Other assets                                                                                      1,611         1,562
   Separate account assets                                                                         150,523       139,812
                                                                                                -------------------------
                                                                              TOTAL ASSETS      $  207,624    $  195,642
                                                                                                -------------------------
LIABILITIES
   Reserve for future policy benefits                                                           $    7,406    $    7,244
   Other policyholder funds                                                                         38,399        37,493
   Other liabilities                                                                                 3,959         3,844
   Separate account liabilities                                                                    150,523       139,812
                                                                                                -------------------------
                                                                         TOTAL LIABILITIES         200,287       188,393
                                                                                                -------------------------
COMMITMENTS AND CONTINGENT LIABILITIES, NOTE 11                                                         --            --
STOCKHOLDER'S EQUITY
   Common stock -- 1,000 shares authorized, issued and outstanding, par value $5,690                     6             6
   Capital surplus                                                                                   2,405         2,240
   Accumulated other comprehensive income
     Net unrealized capital gains on securities, net of tax                                            464           940
     Foreign currency translation adjustments                                                           (1)           (1)
                                                                                                -------------------------
                                              TOTAL ACCUMULATED OTHER COMPREHENSIVE INCOME             463           939
                                                                                                -------------------------
   Retained earnings                                                                                 4,463         4,064
                                                                                                -------------------------
                                                                TOTAL STOCKHOLDER'S EQUITY           7,337         7,249
                                                                                                -------------------------
                                                TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY      $  207,624    $  195,642
                                                                                                -------------------------


                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                 Accumulated Other
                                                            Comprehensive Income (Loss)
                                                      ----------------------------------------
                                                          Net
                                                       Unrealized    Net (Loss)
                                                        Capital        Gain On
                                                         Gains        Cash Flow     Foreign
                                                      (Losses) on      Hedging      Currency                  Total
                                    Common    Capital Securities,    Instruments,  Translation Retained   Stockholder's
                                     Stock    Surplus  Net of Tax    Net of Tax    Adjustments Earnings       Equity
                                    -------------------------------------------------------------------------------------
                                                                       (In millions)
2005
Balance, December 31, 2004            $ 6     $2,240     $1,124         $(184)         $(1)     $4,064        $7,249
Comprehensive income
  Net income                                                                                       909           909
Other comprehensive income, net
   of tax [1]
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                         (547)                                                (547)
  Net loss on cash flow hedging
    instruments                                                            71                                     71
Total other comprehensive income                                                                                (476)
  Total comprehensive income                                                                                     433
Capital contribution from parent                 165                                                             165
Dividends declared                                                                                (510)         (510)
       BALANCE, DECEMBER 31, 2005     $ 6     $2,405     $  577         $(113)         $(1)     $4,463        $7,337
2004
Balance, December 31, 2003            $ 6     $2,240     $  728         $ (17)         $(1)     $3,648        $6,604
Comprehensive income
  Net income                                                                                       965           965
Other comprehensive income, net
   of tax [1]
  Cumulative effect of
    accounting change                                       292                                                  292
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                          104                                                  104
  Net loss on cash flow hedging
    instruments                                                          (167)                                  (167)
Total other comprehensive income                                                                                 229
  Total comprehensive income                                                                                   1,194
Dividends declared                                                                                (549)         (549)
       BALANCE, DECEMBER 31, 2004     $ 6     $2,240     $1,124         $(184)         $(1)     $4,064        $7,249
2003
Balance, December 31, 2002            $ 6     $2,041     $  463         $ 111          $(1)     $3,197        $5,817
Comprehensive income
  Net income                                                                                       626           626
Other comprehensive income, net
   of tax [1]
  Net change in unrealized
    capital gains (losses) on
    securities [2]                                          265                                                  265
  Net loss on cash flow hedging
    instruments                                                          (128)                                  (128)
  Total other comprehensive
    income                                                                                                       137
Total comprehensive income                                                                                       763
  Capital contribution from
    parent                                       199                                                             199
Dividends declared                                                                                (175)         (175)
       BALANCE, DECEMBER 31, 2003     $ 6     $2,240     $  728         $ (17)         $(1)     $3,648        $6,604

[1] Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(295), $56, and $143 for the years ended December 31, 2005, 2004 and 2003, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $38, $(90) and $(69) for the years ended December 31, 2005, 2004 and 2003, respectively. There is no tax effect on cumulative translation adjustments.

[2] There were reclassification adjustments for after-tax gains (losses) realized in net income of $26, and $78 for the years ended December 31, 2005, and 2004, respectively. There were no reclassification adjustments for after-tax gains (losses) realized in net income for the year ended December 31, 2003.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

               HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             FOR THE YEARS ENDED
                                                                                                DECEMBER 31,
                                                                                     ------------------------------------
                                                                                       2005         2004         2003
                                                                                     ------------------------------------
                                                                                                (In millions)
OPERATING ACTIVITIES
   Net income                                                                        $     909    $     965    $     626
   Adjustments to reconcile net income to net cash provided by operating activities
   Net realized capital (gains) losses                                                     (75)        (140)          13
   Cumulative effect of accounting changes, net of tax                                      --           18           --
   Amortization of deferred policy acquisition costs and present value of
     future profits                                                                        945          825          646
   Additions to deferred policy acquisition costs and present value of future
     profits                                                                            (1,226)      (1,375)      (1,319)
   Depreciation and amortization                                                           200           43          117
   Increase in premiums receivable and agents' balances                                     (3)          (3)          (2)
   (Decrease) increase in other liabilities                                                339           (7)         299
   Change in receivables, payables, and accruals                                            46         (205)         227
   Increase (decrease) in accrued tax                                                      (98)          34          (67)
   (Increase) decrease in deferred income tax                                              134          (55)          65
   Amortization of sales inducements                                                        39           30           68
   Additions to deferred sales inducements                                                 (85)        (141)        (136)
   Increase in future policy benefits                                                      129          726          794
   Decrease (increase) in reinsurance recoverables                                         177          (15)          (1)
   Decrease (increase) in other assets                                                    (143)          55         (109)
                                                                                     ------------------------------------
                                       NET CASH PROVIDED BY OPERATING ACTIVITIES         1,288          755        1,221
                                                                                     ------------------------------------
INVESTING ACTIVITIES
   Purchases of investments                                                            (21,654)     (17,192)     (13,628)
   Sales of investments                                                                 16,899       13,306        6,676
   Maturity and principal paydowns of fixed maturity investments                         2,398        2,971        3,233
   Other                                                                                                 --           85
                                                                                     ------------------------------------
                                          NET CASH USED FOR INVESTING ACTIVITIES        (2,357)        (915)      (3,634)
                                                                                     ------------------------------------
FINANCING ACTIVITIES
   Capital contributions                                                                   129           --          199
   Dividends paid                                                                         (498)        (549)        (175)
   Net receipts from investment and universal life-type contracts                        1,347          829        2,406
                                                                                     ------------------------------------
                                       NET CASH PROVIDED BY FINANCING ACTIVITIES           978          280        2,430
                                                                                     ------------------------------------
   Net (decrease) increase in cash                                                         (91)         120           17
   Impact of foreign exchange                                                               (1)          --           --
   Cash -- beginning of year                                                               216           96           79
                                                                                     ------------------------------------
   Cash -- end of year                                                               $     124    $     216    $      96
                                                                                     ------------------------------------
Supplemental Disclosure of Cash Flow Information:
   Net Cash Paid During the Year for:
   Income taxes                                                                      $     149    $      42    $      35


SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

The Company recaptured an indemnity reinsurance arrangement with Hartford Life and Accident Insurance Company. In conjunction with this transaction, the Company recorded a noncash capital contribution of $36 and a related extinguishment of the reinsurance recoverable liability.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)
------------------------------------------------------------------------------

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company ("HLAI"), Hartford International Life Reassurance Corporation ("HLRe") and Servus Life Insurance Company, formerly Royal Life Insurance Company of America. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Holdings, Inc., a direct subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), the Company's ultimate parent company.

Along with its parent, HLA, the Company is a leading financial services and insurance group which provides (a) investment products, such as individual variable annuities and fixed market value adjusted annuities and retirement plan services for savings and retirement needs; (b) individual life insurance for income protection and estate planning; (c) group benefits products such as group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, (d) corporate owned life insurance and (e) assumes fixed annuity products and guaranteed minimum income benefits ("GMIB") from Hartford Life's international operations.

NOTE 2. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared on the basis of accounting principles generally accepted in the United States, which differ materially from the accounting prescribed by various insurance regulatory authorities. All material intercompany transactions and balances between the Company and its subsidiaries and affiliates have been eliminated.

In 2004, the Company sponsored and purchased an investment interest in a synthetic collateralized loan obligation transaction, a variable interest entity ("VIE") for which the Company determined itself to be the primary beneficiary. Accordingly, the assets, liabilities and results of operations of the entity are included in the Company's consolidated financial statements. For further discussion of the synthetic collateralized loan transaction see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

In March 2004, the Emerging Issues Task Force ("EITF") reached a consensus on EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF Issue No. 03-1"). EITF Issue No. 03-1 provided a model for determining when unrealized holding losses on debt and equity securities should be deemed other-than-temporary impairments and the impairments recognized as realized losses. In addition, EITF Issue No. 03-1 provided clarified guidance on the subsequent accounting for debt securities that are other-than-temporarily impaired and established certain disclosure requirements regarding investments in an unrealized loss position. The disclosure requirements were retroactively effective for the year ended December 31, 2003 and are included in Note 4 of Notes to Consolidated Financial Statements. The Financial Accounting Standards Board ("FASB") subsequently voted to delay the implementation of the other provisions of EITF Issue No. 03-1 in order to redeliberate certain aspects.

In November 2005, the FASB released FASB Staff Position Nos. FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"), which effectively replaces EITF Issue No. 03-1. FSP 115-1 contains a three-step model for evaluating impairments and carries forward the disclosure requirements in EITF Issue No. 03-1 pertaining to securities in an unrealized loss position. Under the model, any security in an unrealized loss position is considered impaired; an evaluation is made to determine whether the impairment is other-than-temporary; and, if an impairment is considered other-than temporary a realized loss is recognized to write the security's cost or amortized cost basis down to fair value. FSP 115-1 references existing other-than-temporary impairment guidance for determining when an impairment is other-than-temporary and clarifies that subsequent to the recognition of an other-than-temporary impairment loss for debt securities, an investor shall account for the security using the constant effective yield method. FSP 115-1 is effective for reporting periods beginning after December 15, 2005, with earlier application permitted. The Company adopted FSP 115-1 upon issuance. The adoption did not have a material effect on the Company's consolidated financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position

("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of SOP 03-1 require:

- Recognizing expenses for a variety of contracts and contract features, including guaranteed minimum death benefits ("GMDB"), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

- Reporting and measuring assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

- Reporting and measuring the Company's interest in its separate accounts as general account assets based on the insurer's proportionate beneficial interest in the separate account's underlying assets; and

- Capitalizing sales inducements that meet specified criteria and amortizing such amounts over the life of the contracts using the same methodology as used for amortizing deferred acquisition costs ("DAC").

SOP 03-1 was effective for financial statements for fiscal years beginning after December 15, 2003. At the date of initial application, January 1, 2004, the cumulative effect of the adoption of SOP 03-1 on net income and other comprehensive income was comprised of the following individual impacts shown net of income tax benefit of $10:

                                                                                                             Other
                                                                                                         Comprehensive
Components of Cumulative Effect of Adoption                                              Net Income          Income
                                                                                        ---------------------------------
Establishing GMDB and other benefit reserves for annuity contracts                          $ (50)            $  --
Reclassifying certain separate accounts to general account                                     30               294
Other                                                                                           2                (2)
                                                                                        ---------------------------------
                                               TOTAL CUMULATIVE EFFECT OF ADOPTION          $ (18)            $ 292
                                                                                        ---------------------------------

In May 2003, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 150, "Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity" ("SFAS 150"). SFAS 150 establishes standards for classifying and measuring as liabilities certain financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Generally, SFAS 150 requires liability classification for two broad classes of financial instruments: (a) instruments that represent, or are indexed to, an obligation to buy back the issuer's shares regardless of whether the instrument is settled on a net-cash or gross-physical basis and (b) obligations that (i) can be settled in shares but derive their value predominately from another underlying instrument or index (e.g. security prices, interest rates, and currency rates), (ii) have a fixed value, or (iii) have a value inversely related to the issuer's shares. Mandatorily redeemable equity and written options requiring the issuer to buyback shares are examples of financial instruments that should be reported as liabilities under this new guidance. SFAS 150 specifies accounting only for certain freestanding financial instruments and does not affect whether an embedded derivative must be bifurcated and accounted for separately. SFAS 150 was effective for instruments entered into or modified after May 31, 2003 and for all other instruments beginning with the first interim reporting period beginning after June 15, 2003. Adoption of this statement did not have a material impact on the Company's consolidated financial condition or results of operations.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51" ("FIN 46"), which required an enterprise to assess whether consolidation of an entity is appropriate based upon its interests in a variable interest entity ("VIE"). A VIE is an entity in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. The initial determination of whether an entity is a VIE shall be made on the date at which an enterprise becomes involved with the entity. An enterprise shall consolidate a VIE if it has a variable interest that will absorb a majority of the VIEs expected losses if they occur, receive a majority of the entity's expected residual returns if they occur or both. FIN 46 was effective immediately for new VIEs established or purchased subsequent to January 31, 2003. For VIEs established or purchased subsequent to January 31, 2003, the adoption of FIN 46 did not have a material impact on the Company's consolidated financial condition or results of operations as there were no material VIEs which required consolidation.

In December 2003, the FASB issued a revised version of FIN 46 ("FIN 46R"), which incorporated a number of modifications and changes made to the original version. FIN 46R replaced the previously issued FIN 46 and, subject to certain special provisions, was effective no later than the end of the first reporting period that ends after December 15, 2003 for entities considered to be special-purpose entities and no later than the end of the first reporting period that ends after March 15, 2004 for all other VIEs. Early adoption was permitted. The Company adopted FIN 46R in the fourth quarter of 2003. The adoption of FIN 46R did not result in the consolidation of any material VIEs.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140" ("SFAS

155"). This statement amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" and resolves issues addressed in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interest in Securitized Financial Assets." This Statement: (a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and, (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. The standard also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the income statement impact of the changes in fair value of those instruments. The Company is required to apply SFAS 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007 although early adoption is permitted as of the beginning of an entity's fiscal year. The provisions of SFAS 155 are not expected to have an impact recorded at adoption; however, the standard could affect the future income recognition for securitized financial assets because there may be more embedded derivatives identified with changes in fair value recognized in net income.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year. The Company is expected to adopt SOP 05-1 effective January 1, 2007. Adoption of this statement is expected to have an impact on the Company's consolidated financial statements; however, the impact has not yet been determined.

In December 2004, the FASB issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123R"), which replaces SFAS No. 123, "Accounting for Stock-Based Compensation" ("SFAS 123") and supercedes APB Opinion No. 25, "Accounting for Stock Issued to Employees." SFAS 123R requires all companies to recognize compensation costs for share-based payments to employees based on the grant-date fair value of the award for financial statements for reporting periods beginning after June 15, 2005. In April 2005, the Securities and Exchange Commission deferred the required effective date for adoption to annual periods beginning after June 15, 2005. The pro forma disclosures previously permitted under SFAS 123 will no longer be an alternative to financial statement recognition. The transition methods include prospective and retrospective adoption options. The prospective method requires that compensation expense be recorded for all unvested stock-based awards including those granted prior to adoption of the fair value recognition provisions of SFAS 123, at the beginning of the first quarter of adoption of SFAS 123R; while the retrospective methods would record compensation expense for all unvested stock-based awards beginning with the first period restated. The Company will adopt SFAS 123R in the first quarter of fiscal 2006 using the prospective method. In January 2003, the Company began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of SFAS 123 and; therefore, the adoption is not expected to have a material impact on the Company's consolidated financial condition or results of operations.

STOCK-BASED COMPENSATION

The Hartford has an incentive stock plan (the "2005 Stock Plan") which permits the Hartford to grant non-qualified or incentive stock options qualifying under
Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares, restricted stock, or restricted stock units, or any combination of the foregoing. In January 2003, the Hartford began expensing all stock-based compensation awards granted or modified after January 1, 2003 under the fair value recognition provisions of Statement of Financial Accounting Standard ("SFAS") No. 123 "Accounting for Stock-Based Compensation." The fair value of stock-based awards granted by the Hartford during the years ended December 31, 2005, 2004 and 2003 were $42, $40 and $35, respectively, after-tax. The fair value of these awards will be recognized as expense over the awards' vesting periods, generally three years.

Prior to January 1, 2004, the Company used the Black-Scholes model to determine the fair value of the Hartford's stock-based compensation. For all awards granted or modified on or after January 1, 2004, the Hartford uses a hybrid lattice/Monte-Carlo based option valuation model

(the "valuation model") that incorporates the possibility of early exercise of options into the valuation. The valuation model also incorporates the Hartford's historical forfeiture and exercise experience to determine the option value. For these reasons, the Hartford believes the valuation model provides a fair value that is more representative of actual experience than the value calculated under the Black-Scholes model.

All stock-based awards granted or modified prior to January 1, 2003 continue to be valued using the intrinsic value-based provisions set forth in Accounting Principles Board ("APB") Opinion No. 25, "Accounting for Stock Issued to Employees." Under the intrinsic value method, compensation expense is determined on the measurement date, which is the first date on which both the number of shares the employee is entitled to receive and the exercise price are known. Compensation expense, if any, is measured based on the award's intrinsic value, which is the excess of the market price of the stock over the exercise price on the measurement date, and is recognized over the award's vesting period. The expense, including non-option plans, related to stock-based employee compensation included in the determination of net income for the years ended December 31, 2005, 2004 and 2003 is less than that which would have been recognized if the fair value method had been applied to all awards since the effective date of SFAS No. 123. For further discussion of the Hartford's stock-based compensation plans, see Note 17.

INVESTMENTS

The Company's investments in fixed maturities, which include bonds, redeemable preferred stock and commercial paper; and certain equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and accordingly, are carried at fair value with the after-tax difference from cost or amortized cost, as adjusted for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments, reflected in stockholders' equity as a component of accumulated other comprehensive income ("AOCI"). Policy loans are carried at outstanding balance, which approximates fair value. Mortgage loans on real estate are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances, if any. Other investments primarily consist of limited partnership interests and derivatives. Limited partnerships are accounted for under the equity method and accordingly the Company's share of partnership earnings are included in net investment income. Derivatives are carried at fair value.

VALUATION OF FIXED MATURITIES

The fair value for fixed maturity securities is largely determined by one of three primary pricing methods: independent third party pricing service market quotations, independent broker quotations or pricing matrices, which use data provided by external sources. With the exception of short-term securities for which amortized cost is predominantly used to approximate fair value, security pricing is applied using a hierarchy or "waterfall" approach whereby prices are first sought from independent pricing services with the remaining unpriced securities submitted to brokers for prices or lastly priced via a pricing matrix.

Prices from independent pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain of the Company's asset-backed ("ABS") and commercial mortgage-backed securities ("CMBS") are priced via broker quotations. A pricing matrix is used to price securities for which the Company is unable to obtain either a price from an independent third party service or an independent broker quotation. The pricing matrix begins with current treasury rates and uses credit spreads and issuer-specific yield adjustments received from an independent third party source to determine the market price for the security. The credit spreads, as assigned by a nationally recognized rating agency, incorporate the issuer's credit rating and a risk premium, if warranted, due to the issuer's industry and the security's time to maturity. The issuer-specific yield adjustments, which can be positive or negative, are updated twice annually, as of June 30 and December 31, by an independent third party source and are intended to adjust security prices for issuer-specific factors. The matrix-priced securities at December 31, 2005 and 2004, primarily consisted of non-144A private placements and have an average duration of 4.8 and 4.7 years, respectively.

The following table identifies the fair value of fixed maturity securities by pricing source as of December 31, 2005 and 2004.

                                                                         2005                          2004
                                                              ----------------------------------------------------------
                                                                             Percentage                     Percentage
                                                                              of Total                       of Total
                                                              Fair Value     Fair Value     Fair Value      Fair Value
                                                              ----------------------------------------------------------
Priced via independent market quotations                       $ 36,055          83.4%       $  34,555          80.9%
Priced via broker quotations                                      2,271           5.2            3,082           7.2
Priced via matrices                                               3,667           8.5            3,508           8.2
Priced via other methods                                            202           0.5               61           0.2
Short-term investments [1]                                        1,047           2.4            1,485           3.5
                                                              ----------------------------------------------------------
                                                    TOTAL      $ 43,242         100.0%       $  42,691         100.0%
                                                              ----------------------------------------------------------


[1] Short-term investments are primarily valued at amortized cost, which approximates fair value.

The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties. As such, the estimated fair value of a financial instrument may differ significantly from the amount that could be realized if the security was sold immediately.

OTHER-THAN-TEMPORARY IMPAIRMENTS ON AVAILABLE-FOR-SALE SECURITIES

One of the significant estimates inherent in the valuation of investments is the evaluation of investments for other-than-temporary impairments. The evaluation of impairments is a quantitative and qualitative process, which is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period earnings. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates. The Company's accounting policy requires that a decline in the value of a security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. If the security is deemed to be other-than-temporarily impaired, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals ("the committee") that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities not subject to EITF Issue No. 99-20 ("non-EITF Issue No. 99-20 securities") that are in an unrealized loss position, are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for non-EITF Issue No. 99-20 securities is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer,
(c) whether the debtor is current on contractually obligated interest and principal payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Non-EITF Issue No. 99-20 securities depressed by twenty percent or more for six months are presumed to be other-than-temporarily impaired unless significant objective verifiable evidence supports that the security price is temporarily depressed and is expected to recover within a reasonable period of time. The evaluation of non-EITF Issue No. 99-20 securities depressed more than ten percent is documented and discussed quarterly by the committee.

For certain securitized financial assets with contractual cash flows including ABS, EITF Issue No. 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security. If the fair value of a securitized financial asset is less than its cost or amortized cost and there has been a decrease in the present value of the estimated cash flows since the last revised estimate, considering both timing and amount, an other-than-temporary impairment charge is recognized. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from current estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral.

MORTGAGE LOAN IMPAIRMENTS

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or (c) the fair value of the collateral. Changes in valuation allowances are recorded in net realized capital gains and losses.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction remeasurements are also recognized within net realized capital gains and losses. Net realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are recorded and offset by amounts owed to policyholders and were less than $1 for the years ended December 31, 2005 and 2004 and were $1 for the year ended December 31, 2003. Under the terms of the contracts, the net realized capital gains and losses will be credited to policyholders in future years as they are entitled to receive them.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated principal

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repayments, if applicable. For fixed maturities subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future principal repayments. These adjustments are accounted for using the retrospective method for highly-rated fixed maturities, and the prospective method for non-highly rated securitized financial assets. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For partnership investments, the equity method of accounting is used to recognize the Company's share of partnership earnings. For investments that have had an other-than-temporary impairment loss, income is earned on the constant effective yield method based upon the new cost basis and the amount and timing of future estimated cash flows.

DERIVATIVE INSTRUMENTS

Overview

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, price or currency exchange rate volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. For a further discussion of derivative instruments, see the Derivative Instruments section of
Note 4.

The Company's derivative transactions are used in strategies permitted under the derivatives use plans filed and/or approved, as applicable, by the State of Connecticut and the State of New York insurance departments. The Company does not make a market or trade in these instruments for the express purpose of earning short-term trading profits.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivatives are recognized on the balance sheet at fair value. Other than the guaranteed minimum withdrawal benefit ("GMWB") rider, which is discussed below, and the associated reinsurance contracts as well as the reinsurance contracts associated with the GMIB product, which is discussed in Note 15, approximately 84% and 76% of derivatives, based upon notional values, were priced via valuation models, while the remaining 16% and 24% of derivatives were priced via broker quotations, as of December 31, 2005 and 2004, respectively. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, in the consolidated balance sheets, excluding embedded derivatives and GMWB and GMIB reinsurance contracts. Embedded derivatives are recorded in the consolidated balance sheets with the associated host instrument. GMWB and GMIB reinsurance assumed contract amounts are recorded in other policyholder funds in the consolidated balance sheets. GMWB reinsurance ceded amounts are recorded in reinsurance recoverables in the consolidated balance sheets.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair-value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash-flow" hedge), (3) a foreign-currency fair value or cash-flow hedge ("foreign-currency" hedge), (4) a hedge of a net investment in a foreign operation or (5) held for other investment and risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair-Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair-value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic derivative net coupon settlements are recorded in net investment income with the exception of hedges of Company issued debt which are recorded in interest expense.

Cash-Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash-flow hedge are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of income in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Foreign-Currency Hedges

Changes in the fair value of derivatives that are designated and qualify as foreign-currency hedges are recorded in either current period earnings or AOCI, depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge, respectively. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete or substantially complete liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in net investment income.

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Other Investment and Risk Management Activities

The Company's other investment and risk management activities primarily relate to strategies used to reduce economic risk, enhance income, or replicate permitted fixed income investments, and do not receive hedge accounting treatment. Changes in the fair value, including periodic net coupon settlements, of derivative instruments held for other investment and risk management purposes are reported in current period earnings as net realized capital gains and losses.

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair-value, cash-flow, foreign-currency or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. In addition, certain hedging relationships are considered highly effective if the changes in the fair value or discounted cash flows of the hedging instrument are within a ratio of 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. Hedge ineffectiveness is measured using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Depending on the hedging strategy, quantitative methods may include the "Change in Variable Cash Flows Method," the "Change in Fair Value Method," the "Hypothetical Derivative Method" and the "Dollar Offset Method."

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is dedesignated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

Embedded Derivatives

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of a derivative contract is positive, this indicates that the counterparty owes the Company and, therefore, exposes the Company to credit risk. Credit exposures are generally quantified daily, netted by counterparty for each legal entity of the Company, and then collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are monitored by the Company's internal compliance unit and reviewed frequently by senior management. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, with the exception of exchange-traded contracts and currency forward purchase or sale contracts, be governed by an International Swaps and Dealers Association Master Agreement which is structured by legal entity and by counterparty and permits the right of offset. In addition, the Company periodically enters into swap agreements in which the Company assumes credit exposure from a single entity, referenced index or asset pool.

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Product Derivatives and Risk Management

VALUATION OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT REINSURANCE DERIVATIVES

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has recently added a feature, available to new contract holders, that allows the policyholder the option to receive the guaranteed annual withdrawal amount for as long as they are alive. In this new feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company entered into a reinsurance agreement with Hartford Life Insurance K.K., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, Hartford Life, K.K. agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by Hartford Life, K.K. on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by Hartford Life, K.K. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by Hartford Life, K.K. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to Hartford Life, K.K. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB obligations is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. At each valuation date, the Company assumes expected returns based on risk-free rates as represented by the current LIBOR forward curve rates; market volatility assumptions for each underlying index based on a blend of observed market "implied volatility" data and annualized standard deviations of monthly returns using the most recent 20 years of observed market performance; correlations of market returns across underlying indices based on actual observed market returns and relationships over the ten years preceding the valuation date; and current risk-free spot rates as represented by the current LIBOR spot curve to determine the present value of expected future cash flows produced in the stochastic projection process. During the 4th quarter of 2005, the Company reflected a newly reliable market input for volatility on Standard and Poor's ("S&P") 500 index options. The impact of reflecting the newly reliable market input for the S&P 500 index volatility resulted in a decrease to the GMWB asset of $83 and had an insignificant impact on the valuation of the GMIB reinsurance assumed asset. The impact to net income including other changes in assumptions, after DAC amortization and taxes was a loss of $18.

In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder for the GMWB over the Attributed Fees are associated with the host variable annuity contract and are recorded in fee income.

For contracts issued prior to July 2003, the Company has an unrelated party reinsurance arrangement in place to transfer its risk of loss due to GMWB. For contracts issued after July 2003, the Company had reinsured the risk of loss due to GMWB to a related party, Hartford Life and Accident Insurance Company. Both of these arrangements are recognized as derivatives and carried at fair value in reinsurance recoverables. Changes in the fair value of both the derivative assets and liabilities related to the reinsured GMWB are recorded in net realized capital gains and losses. During September 2005, the Company recaptured the reinsurance agreement with the related party. As a result of the recapture, the Company received derivative instruments, used to hedge its exposure to the GMWB rider, including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index put options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. For the years ended December 31, 2005, 2004 and 2003, net realized capital gains and losses included the change in market value of the embedded derivative related to the GMWB liability, the derivative reinsurance arrangement and the related derivative contracts that were purchased as economic hedges, the net effect of which was a $55 loss, $0 and $0, before deferred policy acquisition costs and tax effects, respectively.

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, as of December 31, 2005, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

SEPARATE ACCOUNTS

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Non-guaranteed separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the policyholder.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS ASSOCIATED WITH VARIABLE ANNUITY AND OTHER UNIVERSAL LIFE-TYPE CONTRACTS

Accounting Policy and Assumptions

The Company's policy acquisition costs include commissions and certain other expenses that vary with and are primarily associated with acquiring business. Present value of future profits is an intangible asset recorded upon applying purchase accounting in an acquisition of a life insurance company. Deferred policy acquisition costs and the present value of future profits intangible asset are amortized in the same way. Both are amortized over the estimated life of the contracts acquired, generally 20 years. Within the following discussion, deferred policy acquisition costs and the present value of future profits intangible asset will be referred to as "DAC." At December 31, 2005 and 2004, the carrying value of the Company's DAC asset was $7.1 billion and $6.5 billion, respectively.

The Company amortizes DAC related to traditional policies (term, whole life and group insurance) over the premium-paying period in proportion to the present value of annual expected premium income. The Company amortizes DAC related to investment contracts and universal life-type contracts (including individual variable annuities) using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of estimated gross profits ("EGPs"). The Company uses other measures for amortizing DAC, such as gross costs, as a replacement for EGPs when EGPs are expected to be negative for multiple years of the contract's life. The Company also adjusts the DAC balance, through other comprehensive income, by an amount that represents the amortization of DAC that would have been required as a charge or credit to operations had unrealized gains and losses on investments been realized. Actual gross profits, in a given reporting period, that vary from management's initial estimates result in increases or decreases in the rate of amortization, commonly referred to as a "true-up," which are recorded in the current period. The true-up recorded for the years ended December 31, 2005, 2004 and 2003, was an increase to amortization of $27, $16 and $35, respectively.

Each year, the Company develops future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future gross profits are projected for the estimated lives of the contracts, generally 20 years and are, to a large extent, a function of future account value projections for individual variable annuity products and to a lesser extent for variable universal life products. The projection of future account values requires the use of certain assumptions. The assumptions considered to be important in the projection of future account value, and hence the EGPs, include separate account fund performance, which is impacted by separate account fund mix, less fees assessed against the contract holder's account balance, surrender and lapse rates, interest margin, and mortality. The assumptions are developed as part of an annual process and are dependent upon the Company's current best estimates of future events which are likely to be different for each year's cohort. For example, upon completion of a study during the fourth quarter of 2005, the Company, in developing projected account values and the related EGP's for the 2005 cohorts, used a separate account return assumption of 7.6% (after fund fees, but before mortality and expense charges). For prior year cohorts, the Company's separate account return assumption, at the time those cohorts' account values and related EGPs were projected, was 9.0%.

UNLOCK ANALYSIS

EGPs that are used as the basis for determining amortization of DAC are evaluated regularly to determine if actual experience or other evidence suggests that earlier estimates should be revised. Assumptions used to project account values and the related EGPs, are not revised unless the EGPs in the DAC amortization model fall outside of a reasonable range. In the event that the Company was to revise assumptions used for prior year cohorts, thereby changing its estimate of projected account value, and the related EGPs, in the DAC amortization model, the cumulative DAC amortization would be adjusted to reflect such changes, in the period the revision was determined to be necessary, a process known as "unlocking."

To determine the reasonableness of the prior assumptions used and their impact on previously projected account

                                       F-14



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values and the related EGPs, the Company evaluates, on a quarterly basis, its previously projected EGPs. The Company's process to assess the reasonableness of its EGPs, involves the use of internally developed models, which run a large number of stochastically determined scenarios of separate account fund performance. Incorporated in each scenario are the Company's current best estimate assumptions with respect to separate account returns, lapse rates, mortality, and expenses. These scenarios are run to calculate statistically significant ranges of reasonable EGPs. The statistical ranges produced from the stochastic scenarios are compared to the present value of EGPs used in the respective DAC amortization models. If EGPs used in the DAC amortization model fall outside of the statistical ranges of reasonable EGPs, a revision to the assumptions in prior year cohorts used to project account value and the related EGPs, in the DAC amortization model would be necessary. A similar approach is used for variable universal life business.

As of December 31, 2005, the present value of the EGPs used in the DAC amortization models, for variable annuities and variable universal life business, fell within the statistical range of reasonable EGPs. Therefore, the Company did not revise the separate account return assumption, the account value or any other assumptions, in those DAC amortization models, for 2004 and prior cohorts.

Aside from absolute levels and timing of market performance, additional factors that will influence the unlock determination include the degree of volatility in separate account fund performance and shifts in asset allocation within the separate account made by policyholders. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings. The Company's overall separate account fund performance has been reasonably correlated to the overall performance of the S&P 500 Index (which closed at 1,248 on December 31, 2005), although no assurance can be provided that this correlation will continue in the future.

The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company tests the aggregate recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely stress tests its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced another significant sell-off, as the majority of policyholders' funds in the separate accounts is invested in the equity market.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid claims and future policy benefits. Liabilities for unpaid claims include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid claims and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as sex, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

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The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Policyholder funds include funding agreements held by VIE issuing medium-term notes.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for investment and universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. The Company's traditional life and group disability products are classified as long duration contracts, and premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating life insurance inforce accounted for 3%, 5%, and 6% as of December 31, 2005, 2004 and 2003, respectively, of total life insurance in force. Dividends to policyholders were $37, $29 and $63 for the years ended December 31, 2005, 2004 and 2003, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholders, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholders' equity by a charge to operations and a credit to a liability.

REINSURANCE

Written premiums, earned premiums and incurred insurance losses and loss adjustment expense all reflect the net effects of assumed and ceded reinsurance transactions. Assumed reinsurance refers to our acceptance of certain insurance risks that other insurance companies have underwritten. Ceded reinsurance means other insurance companies have agreed to share certain risks the Company has underwritten. Reinsurance accounting is followed for assumed and ceded transactions when the risk transfer provisions of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the future tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

NOTE 3. SEGMENT INFORMATION

The Company has adjusted its reportable operating segments in 2005 from Retail Products Group ("Retail"), Institutional Solutions Group ("Institutional") and Individual Life to Retail, Retirement Plans, Institutional and Individual Life.

Retail offers individual variable and fixed market value adjusted ("MVA") annuities, and other investment products.

Retirement Plans offer retirement plan products and services to corporations and municipalities pursuant to Section 401(k), 403(b) and 457 plans.

Institutional offers institutional liability products, including stable value products, structured settlements and institutional annuities (primarily terminal funding cases), as well as variable private placement life insurance owned by corporations and high net worth individuals (formerly referred to as COLI).

Individual Life sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life and term life insurance.

Life includes in an Other category its leveraged PPLI product line of business; corporate items not directly allocated to any of its reportable operating segments; net realized capital gains and losses on fixed maturity sales generated from movements in interest rates, less amortization of those gains or losses back to the reportable segments; net realized capital gains and losses generated from credit related events, less a credit risk fee charged to the reportable segments; net realized capital gains and losses from non-qualifying derivative strategies (including embedded derivatives) and interest rate risk generated from sales of the assumed yen based fixed annuity from Hartford Life's international operations, other than the net periodic coupon settlements on credit derivatives, which are allocated to the reportable segments; intersegment eliminations and GMIB reinsurance assumed from Hartford Life Insurance KK, a related party and subsidiary of Hartford Life, as well as certain group benefit products, including group life and group disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 1. Life evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues primarily occur between Life's Other category and the operating segments. These amounts primarily include interest income on allocated surplus, interest charges on excess separate account surplus, the allocation of net realized capital gains and losses and the allocation of credit risk charges. Each operating segment is allocated corporate surplus as needed to support its business. Portfolio management is a corporate function and net realized capital gains and losses on invested assets are recognized in Life's Other category. Those net realized capital gains and losses that are interest rate related are subsequently allocated back to the operating segments in future periods, with interest, over the average estimated duration of the operating segment's investment portfolios, through an adjustment to each respective operating segment's realized capital gains and losses, with an offsetting adjustment in the Other category. Net realized capital gains and losses from non-qualifying derivative strategies, including embedded derivatives, are retained by Corporate and reported in the Other category. Net realized capital gains and losses generated from credit related events, other than net periodic coupon settlements on credit derivatives, are retained by Corporate. However, in exchange for retaining credit related losses, the Other category charges each operating segment a "credit-risk" fee through realized capital gains and losses. The "credit-risk" fee covers fixed income assets included in each operating segment's general account and guaranteed separate accounts. The "credit-risk" fee is based upon historical default rates in the corporate bond market, the Company's actual default experience and estimates of future losses. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States.

The positive (negative) impact on realized gains and losses of the segments for allocated interest related realized gains and losses and the credit-risk fees were as follows:

                                                                                             2005       2004       2003
                                                                                            -----------------------------
Retail
   Realized gains (losses)                                                                   $  34      $ 25      $   1
   Credit risk fees                                                                            (26)      (22)       (14)
Retirement Plans
   Realized gains (losses)                                                                       6         5          5
   Credit risk fees                                                                             (8)       (8)        (7)
Institutional
   Realized gains (losses)                                                                      13         8          6
   Credit risk fees                                                                            (18)      (16)       (13)
Individual Life
   Realized gains (losses)                                                                       8        12         --
   Credit risk fees                                                                             (5)       (5)        (5)
Other
   Realized gains (losses)                                                                     (61)      (50)       (12)
   Credit risk fees                                                                             57        51         39
                                                                                            -----------------------------
                                                                                 TOTAL       $  --      $ --      $  --
                                                                                            -----------------------------

The following tables represent summarized financial information concerning the Company's segments.

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
TOTAL REVENUES
   Retail                                                                                $ 2,570     $ 2,488     $ 1,657
   Retirement Plans                                                                          457         421         376
   Institutional                                                                           1,400       1,273       1,494
   Individual Life                                                                           991         966         894
   Other                                                                                     486         538         433
                                                                                         --------------------------------
                                                                     TOTAL REVENUES      $ 5,904     $ 5,686     $ 4,854
                                                                                         --------------------------------
NET INVESTMENT INCOME
   Retail                                                                                $   934     $ 1,013     $   431
   Retirement Plans                                                                          311         307         280
   Institutional                                                                             784         647         562
   Individual Life                                                                           272         269         227
   Other                                                                                     268         234         264
                                                                                         --------------------------------
                                                        TOTAL NET INVESTMENT INCOME      $ 2,569     $ 2,470     $ 1,764
                                                                                         --------------------------------
AMORTIZATION OF DAC
   Retail                                                                                $   689     $   596     $   450
   Retirement Plans                                                                           26          28          18
   Institutional                                                                              32          26          27
   Individual Life                                                                           196         175         166
   Other                                                                                       2          --         (15)
                                                                                         --------------------------------
                                                          TOTAL AMORTIZATION OF DAC      $   945     $   825     $   646
                                                                                         --------------------------------
INCOME TAX EXPENSE (BENEFIT)
   Retail                                                                                $    33     $    35     $    27
   Retirement Plans                                                                           19          17          15
   Institutional [1]                                                                          34          24          34
   Individual Life                                                                            69          70          64
   Other [2]                                                                                  52        (117)         28
                                                                                         --------------------------------
                                                           TOTAL INCOME TAX EXPENSE      $   207     $    29     $   168
                                                                                         --------------------------------
NET INCOME
   Retail                                                                                $   520     $   373     $   330
   Retirement Plans                                                                           66          59          39
   Institutional                                                                              82          55          68
   Individual Life                                                                           149         143         134
   Other [2]                                                                                  92         335          55
                                                                                         --------------------------------
                                                                   TOTAL NET INCOME      $   909     $   965     $   626
                                                                                         --------------------------------


[1] 2003 includes $9 of after-tax benefit related to the settlement of litigation.

[2] For the year ended December 31, 2004 the Company includes a $191 tax benefit recorded in its Other category, which relates to an agreement with the IRS on the resolution of matters pertaining to tax years prior to 2004. For further discussion of this tax benefit see Note 12.

                                                                                                      DECEMBER 31,
                                                                                                --------------------------
                                                                                                   2005           2004
                                                                                                --------------------------
ASSETS
   Retail                                                                                       $  119,185     $  114,288
   Retirement Plans                                                                                 20,058         17,142
   Institutional                                                                                    48,561         44,572
   Individual Life                                                                                  12,314         11,361
   Other                                                                                             7,506          8,279
                                                                                                --------------------------
                                                                              TOTAL ASSETS      $  207,624     $  195,642
                                                                                                --------------------------
DAC
   Retail                                                                                       $    4,617     $    4,307
   Retirement Plans                                                                                    406            264
   Institutional                                                                                        81             57
   Individual Life                                                                                   1,976          1,802
   Other                                                                                                21             23
                                                                                                --------------------------
                                                                                 TOTAL DAC      $    7,101     $    6,453
                                                                                                --------------------------
RESERVE FOR FUTURE POLICY BENEFITS
   Retail                                                                                       $      732     $      678
   Retirement Plans                                                                                    366            387
   Institutional                                                                                     4,962          4,512
   Individual Life                                                                                     536            538
   Other                                                                                               810          1,129
                                                                                                --------------------------
                                                  TOTAL RESERVE FOR FUTURE POLICY BENEFITS      $    7,406     $    7,244
                                                                                                --------------------------
OTHER POLICYHOLDER FUNDS
   Retail                                                                                       $   16,299     $   18,320
   Retirement Plans                                                                                  5,194          4,790
   Institutional                                                                                     9,228          7,653
   Individual Life                                                                                   4,482          4,150
   Other                                                                                             3,196          2,580
                                                                                                --------------------------
                                                            TOTAL OTHER POLICYHOLDER FUNDS      $   38,399     $   37,493
                                                                                                --------------------------


NOTE 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
COMPONENTS OF NET INVESTMENT INCOME
Fixed maturities                                                                         $ 2,275     $ 2,122     $ 1,425
Policy loans                                                                                 142         183         207
Other investments                                                                            189         195         152
Gross investment income                                                                    2,606       2,500       1,784
Less: Investment expenses                                                                     37          30          20
                                                                                         --------------------------------
                                                              NET INVESTMENT INCOME      $ 2,569     $ 2,470     $ 1,764
                                                                                         --------------------------------
COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
Fixed maturities                                                                         $    57     $   168     $    (6)
Equity securities                                                                              8           7          (7)
Foreign currency transaction remeasurements                                                  157          (6)         --
Derivatives and other [1]                                                                   (147)        (29)         --
                                                                                         --------------------------------
                                                NET REALIZED CAPITAL GAINS (LOSSES)      $    75     $   140     $   (13)
                                                                                         --------------------------------


[1] Primarily consists of changes in fair value on non-qualifying derivatives, changes in fair value of certain derivatives in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments.

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
COMPONENTS OF NET UNREALIZED GAINS (LOSSES) ON AVAILABLE-FOR-SALE SECURITIES
Fixed maturities                                                                         $   986     $ 2,212     $ 1,574
Equity securities                                                                              7           8           7
Net unrealized gains credited to policyholders                                                (9)        (20)        (63)
Net unrealized gains                                                                         984       2,200       1,518
Deferred income taxes and other items                                                        407       1,076         790
Net unrealized gains, net of tax -- end of year                                              577       1,124         728
Net unrealized gains, net of tax -- beginning of year                                      1,124         728         463
                                                                                         --------------------------------
               CHANGE IN UNREALIZED GAINS (LOSSES) ON AVAILABLE-FOR-SALE SECURITIES      $  (547)    $   396     $   265
                                                                                         --------------------------------


COMPONENTS OF FIXED MATURITY INVESTMENTS

                                                                           AS OF DECEMBER 31, 2005
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                 Gross
                                                       Cost        Unrealized Gains     Unrealized Losses     Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
ABS                                                 $   6,383          $     44              $   (73)          $   6,354
Collateralized mortgage obligations ("CMOs")
   Agency backed                                          657                 3                   (4)                656
   Non-agency backed                                      107                --                   --                 107
CMBS
   Agency backed                                           53                 1                   --                  54
   Non-agency backed                                    8,258               158                  (85)              8,331
Corporate                                              21,179             1,098                 (226)             22,051
Government/Government agencies
   Foreign                                                646                43                   (4)                685
   United States                                          435                23                   (2)                456
   Mortgage-backed securities ("MBS") -- U.S.
     Government/Government agencies                     2,559                 6                  (39)              2,526
   States, municipalities and political
     subdivisions                                         926                47                   (4)                969
   Redeemable preferred stock                               6                --                   --                   6
Short-term investments                                  1,047                --                   --               1,047
                                                    ---------------------------------------------------------------------
                        TOTAL FIXED MATURITIES      $  42,256          $  1,423              $  (437)          $  43,242
                                                    ---------------------------------------------------------------------

                                                                           AS OF DECEMBER 31, 2004
                                                    ----------------------------------------------------------------------
                                                    Amortized           Gross                 Gross
                                                       Cost        Unrealized Gains     Unrealized Losses     Fair Value
                                                    ----------------------------------------------------------------------
BONDS AND NOTES
ABS                                                  $  5,881          $     72              $   (61)          $   5,892
Collateralized mortgage obligations ("CMOs")
   Agency backed                                          834                 9                   (3)                840
   Non-agency backed                                       48                --                   --                  48
CMBS
   Agency backed                                           54                --                   --                  54
   Non-agency backed                                    7,336               329                  (17)              7,648
   Corporate                                           21,200             1,826                  (57)             22,969
Government/Government agencies
   Foreign                                                649                60                   (2)                707
   United States                                          774                19                   (4)                789
   Mortgage-backed securities ("MBS") -- U.S.
     Government/Government agencies                     1,542                18                   (2)              1,558
   States, municipalities and political
     subdivisions                                         675                30                   (5)                700
   Redeemable preferred stock                               1                --                   --                   1
Short-term investments                                  1,485                --                   --               1,485
                                                    ----------------------------------------------------------------------
                        TOTAL FIXED MATURITIES       $ 40,479          $  2,363              $  (151)          $  42,691
                                                    ----------------------------------------------------------------------


The amortized cost and estimated fair value of fixed maturity investments at December 31, 2005 by contractual maturity year are shown below. Estimated maturities may differ from contractual maturities due to call or prepayment provisions. ABS, including MBS and CMOs, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                               Amortized Cost     Fair Value
                                                              --------------------------------
MATURITY
One year or less                                                 $   4,113         $   4,106
Over one year through five years                                     13,312           13,558
Over five years through ten years                                    11,423           11,524
Over ten years                                                       13,408           14,054
                                                              -------------------------------
                                                   TOTAL         $  42,256         $  43,242
                                                              -------------------------------


SALES OF FIXED MATURITY AND AVAILABLE-FOR-SALE EQUITY SECURITY INVESTMENTS

                                                                                              FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                        ---------------------------------
                                                                                          2005         2004       2003
                                                                                        ---------------------------------
SALE OF FIXED MATURITIES
Sale proceeds                                                                           $ 15,882     $ 13,022    $ 6,205
Gross gains                                                                                  302          311        196
Gross losses                                                                                (218)        (125)       (71)
SALE OF AVAILABLE-FOR-SALE EQUITY SECURITIES
Sale proceeds                                                                           $     39     $     75    $   107
Gross gains                                                                                    8           12          4
Gross losses                                                                                  --           (5)        (3)
                                                                                        ---------------------------------


CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company is not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than certain U.S. government and government agencies. Other than U.S. government and government agencies, the Company's top three exposures by issuer as of December 31, 2005 were Royal Bank of Scotland Group PLC, AT&T Inc. and JPMorgan Chase & Co.

which comprise 0.5%, 0.4% and 0.4%, respectively, of total invested assets and as of December 31, 2004 were the JPMorgan Chase & Co., Banco Santander Central Hispano, S.A. and General Motors Corporation which comprised 0.8%, 0.4% and 0.4%, respectively, of total invested assets.

The Company's top three exposures by industry sector as of December 31, 2005 were financial services, technology and communications and utilities which comprise 13%, 6% and 5%, respectively, of total invested assets and as of December 31, 2004 were financial services, technology and communications and consumer non-cyclical which comprised approximately 13%, 8% and 5%, respectively, of total invested assets.

The Company's investments in states, municipalities and political subdivisions are geographically dispersed throughout the United States. As of December 31, 2005, the largest concentrations were in California, Oregon and Illinois and comprised approximately 0.5%, 0.4% and 0.2%, respectively, of total invested assets. As of December 31, 2004, the largest concentrations were in California, Oregon and Wisconsin and comprised approximately 0.5%, 0.4% and 0.2%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see the Investments section of Note 2. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005.

                                                                                 2005
                                              ---------------------------------------------------------------------------
                                                      Less Than 12 Months                     12 Months or More
                                              ---------------------------------------------------------------------------
                                               Amortized      Fair     Unrealized     Amortized     Fair     Unrealized
                                                 Cost        Value       Losses         Cost        Value      Losses
                                              ---------------------------------------------------------------------------
ABS                                            $   1,534    $  1,517      $  (17)      $   494     $   438     $   (56)
CMOs
   Agency backed                                     271         269          (2)          221         219          (2)
   Non-agency backed                                  18          18          --             1           1          --
CMBS
   Agency backed                                       2           2          --             4           4          --
   Non-agency backed                               3,899       3,833         (66)          578         559         (19)
Corporate                                          7,339       7,158        (181)        1,173       1,128         (45)
Government/Government agencies
   Foreign                                           173         170          (3)           36          35          (1)
   United States                                     147         146          (1)           20          19          (1)
MBS -- U.S. Government/Government
   agencies                                        1,689       1,658         (31)          170         162          (8)
States, municipalities and political
   subdivisions                                      194         190          (4)           --          --          --
Short-term investments                                61          61          --            --          --          --
                                               ------------------------------------------------------------------------
                  TOTAL FIXED MATURITIES          15,327      15,022        (305)        2,697       2,565        (132)
-----------------------------------------
Common stock                                           5           5          --             1           1          --
Non-redeemable preferred stock                        38          37          (1)           39          37          (2)
                                               ------------------------------------------------------------------------
                            TOTAL EQUITY              43          42          (1)           40          38          (2)
-----------------------------------------      ------------------------------------------------------------------------
   TOTAL TEMPORARILY IMPAIRED SECURITIES       $  15,370    $ 15,064      $ (306)      $ 2,737     $ 2,603     $  (134)
                                               ------------------------------------------------------------------------

                                                                                                  Total
                                                                                 ----------------------------------------
                                                                                  Amortized       Fair       Unrealized
                                                                                    Cost          Value        Losses
                                                                                 ----------------------------------------
ABS                                                                               $   2,028     $   1,955      $   (73)
CMOs
   Agency backed                                                                        492           488           (4)
   Non-agency backed                                                                     19            19           --
CMBS
   Agency backed                                                                          6             6           --
   Non-agency backed                                                                  4,477         4,392          (85)
Corporate                                                                             8,512         8,286         (226)
Government/Government agencies
   Foreign                                                                              209           205           (4)
   United States                                                                        167           165           (2)
MBS -- U.S. Government/Government agencies                                            1,859         1,820          (39)
States, municipalities and political subdivisions                                       194           190           (4)
Short-term investments                                                                   61            61           --
                                                                                  -------------------------------------
                                                       TOTAL FIXED MATURITIES        18,024        17,587         (437)
Common stock                                                                              6             6           --
Non-redeemable preferred stock                                                           77            74           (3)
                                                                                  -------------------------------------
                                                                 TOTAL EQUITY            83            80           (3)
                                                                                  -------------------------------------
                                        TOTAL TEMPORARILY IMPAIRED SECURITIES     $  18,107     $  17,667      $  (440)
                                                                                  -------------------------------------


As of December 31, 2005, fixed maturities represented approximately 99% of the Company's total unrealized loss amount, which was comprised of approximately 2,700 different securities. The Company held no securities as of December 31, 2005, that were in an unrealized loss position in excess of $12. There were no fixed maturities or equity securities as of December 31, 2005, with a fair value less than 80% of the security's cost or amortized cost for six continuous months other than certain ABS and CMBS. Other-than-temporary impairments for certain ABS and CMBS are recognized if the fair value of the security, as determined by external pricing sources, is less than its cost or amortized cost and there has been a decrease in the present value of the expected cash flows since the last reporting period. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position, as of December 31, 2005 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of over 2,200 securities of which 94%, or $288, of the unrealized loss were comprised of securities with fair value to amortized cost ratios at or greater than 90%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2005, were comprised of approximately 500 securities, with the majority of the unrealized loss amount relating to ABS, CMBS and corporate fixed maturities within the financial services sector. A description of the events contributing to the security types' unrealized loss position and the factors considered in determining that recording an other-than-temporary impairment was not warranted are outlined below.

ABS -- The ABS in an unrealized loss position for twelve months or more were primarily supported by aircraft lease receivables that had suffered a decrease in value in recent years. The Company's holdings are ABS secured by leases on aircraft. The decline in the fair values of these securities is primarily attributable to the high risk premium associated with the increase in volatility of airline travel demand in recent years, lack of market liquidity in this sector and long term to maturity of these securities. In recent years, aircraft demand and lease rates have improved as a result of an increase in worldwide travel. However, the continuing difficulties experienced by several major U.S. domestic airlines due to high operating costs, including fuel and certain employee benefits costs, continue to weigh heavily on this sector. Based on the Company's projections of future cash flows under distressed scenarios, the Company expects to recover the full contractual principal and interest payments of these investments. However, future price recovery will depend on continued improvement in economic fundamentals, political stability, airline operating performance and collateral value.

CMBS -- The CMBS in an unrealized loss position as of December 31, 2005, were primarily the result of an increase in interest rates from the security's purchase date. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost as of December 31, 2005. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

FINANCIAL SERVICES -- Financial services represents approximately $13 of the corporate securities in an unrealized loss position for twelve months or more. Substantially all of these securities are investment grade securities priced at or greater than 90% of amortized cost.

These positions are a mixture of fixed and variable rate securities with extended maturity dates, which have been adversely impacted by changes in interest rates after the purchase date. Additional changes in fair value of these securities are primarily dependent on future changes in interest rates.

The remaining balance of $46 in the twelve months or more unrealized loss category is comprised of approximately 200 securities, substantially all of which were depressed only to a minor extent with fair value to amortized cost ratios at or greater than 90% as of December 31, 2005. The decline in market value for these securities is primarily attributable to changes in interest rates.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and available-for-sale equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                                 2004
                                               --------------------------------------------------------------------------
                                                       Less Than 12 Months                    12 Months or More
                                               --------------------------------------------------------------------------
                                                Amortized     Fair     Unrealized     Amortized     Fair     Unrealized
                                                  Cost        Value      Losses         Cost        Value      Losses
                                               --------------------------------------------------------------------------
ABS                                              $ 1,112     $ 1,102      $ (10)       $   343     $   292      $ (51)
CMOs
   Agency backed                                     494         491         (3)             2           2         --
   Non-agency backed                                  40          40         --             --          --         --
CMBS
   Agency backed                                      19          19         --             --          --         --
   Non-agency backed                               1,563       1,548        (15)            73          71         (2)
Corporate                                          2,685       2,652        (33)           657         633        (24)
Government/Government agencies
   Foreign                                           116         115         (1)            27          26         (1)
   United States                                     445         442         (3)             7           6         (1)
   MBS -- U.S. Government/Government
     agencies                                        398         396         (2)            24          24         --
   States, municipalities and political
     subdivisions                                    163         158         (5)             2           2         --
Short-term investments                                11          11         --             --          --         --
                                                 ---------------------------------------------------------------------
                   TOTAL FIXED MATURITIES          7,046       6,974        (72)         1,135       1,056        (79)
------------------------------------------
Common stock                                          --          --         --              1           1         --
Non-redeemable preferred stock                        19          19         --             39          36         (3)
                                                 ---------------------------------------------------------------------
                             TOTAL EQUITY             19          19         --             40          37         (3)
------------------------------------------       ---------------------------------------------------------------------
    TOTAL TEMPORARILY IMPAIRED SECURITIES        $ 7,065     $ 6,993      $ (72)       $ 1,175     $ 1,093      $ (82)
                                                 ---------------------------------------------------------------------

                                                                                                  Total
                                                                                  ---------------------------------------
                                                                                   Amortized       Fair      Unrealized
                                                                                     Cost         Value        Losses
                                                                                  ---------------------------------------
ABS                                                                                 $ 1,455      $  1,394      $   (61)
CMOs
   Agency backed                                                                        496           493           (3)
   Non-agency backed                                                                     40            40           --
CMBS
   Agency backed                                                                         19            19           --
   Non-agency backed                                                                  1,636         1,619          (17)
Corporate                                                                             3,342         3,285          (57)
Government/Government agencies
   Foreign                                                                              143           141           (2)
   United States                                                                        452           448           (4)
   MBS -- U.S. Government/Government agencies                                           422           420           (2)
   States, municipalities and political subdivisions                                    165           160           (5)
Short-term investments                                                                   11            11           --
                                                                                    -----------------------------------
                                                       TOTAL FIXED MATURITIES         8,181         8,030         (151)
Common stock                                                                              1             1           --
Non-redeemable preferred stock                                                           58            55           (3)
                                                                                    -----------------------------------
                                                                 TOTAL EQUITY            59            56           (3)
                                                                                    -----------------------------------
                                        TOTAL TEMPORARILY IMPAIRED SECURITIES       $ 8,240      $  8,086      $  (154)
                                                                                    -----------------------------------


MORTGAGE LOANS

The carrying value of mortgage loans was $1.4 billion and $794 for the years ended December 31, 2005 and 2004, respectively. The Company's mortgage loans are collateralized by a variety of commercial and agricultural properties. The largest concentrations by property type at December 31, 2005 and 2004 are office buildings (approximately 35% and 33%, respectively), retail stores (approximately 26% and 28%, respectively) and hotels (approximately 15% and 12%, respectively). The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration in California (approximately 20% and 29% at December 31, 2005 and 2004, respectively). At December 31, 2005 and 2004, the Company held no impaired, restructured, delinquent or in-process-of-foreclosure mortgage loans. The Company had no valuation allowance for mortgage loans at December 31, 2005 and 2004.

VARIABLE INTEREST ENTITIES

The Company invests in two synthetic collateralized loan obligation trusts and a recently issued continuously offered ERISA-eligible institutional fund (collectively, "synthetic CLOs") that are managed by Hartford Investment Management Company ("HIMCO"), an affiliate of the Company. These synthetic CLOs invest in senior secured bank loans through total return swaps ("referenced bank loan portfolios"). The outstanding notional value of the referenced bank loan portfolios from the three synthetic CLOs was $800 and $700 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005 and 2004, the synthetic CLOs had issued approximately $145 and $135 of notes and preferred shares ("CLO issuances"), respectively. The proceeds from the CLO issuances are invested in collateral accounts consisting of high credit quality securities and/or bank loans that are pledged to the referenced bank loan portfolios' swap counterparties. Investors in the CLO issuances receive the net proceeds from the referenced bank loan portfolios. Any principal losses incurred by the swap counterparties associated with the referenced bank loan portfolios are borne by the CLO issuances investors through the total return swaps. Approximately $110 and $120 of the CLO issuances were held by third party investors as of December 31, 2005 and 2004, respectively. The third party investors in the synthetic CLOs have recourse only to the synthetic CLOs' assets and not to the general credit of the Company. Accordingly, the Company's financial exposure to these synthetic CLOs is limited to its direct investment in certain notes and preferred shares issued by the synthetic CLOs.

Pursuant to the requirements of FIN 46R, the Company has concluded that the three synthetic CLOs are variable interest entities ("VIEs") and for two of the synthetic CLOs, the Company is the primary beneficiary and must consolidate these synthetic CLOs. Accordingly, the Company has reflected the assets and liabilities of two synthetic CLOs in its consolidated financial statements. As of December 31, 2005, the Company recorded $75 of cash and fixed maturities, total return swaps with a fair value of $2 in other investments and $42 in other liabilities related to the CLO issuances in its consolidated balance sheets. As of December 31, 2004, the Company recorded in the consolidated balance sheets $65 of cash and fixed maturities, total return swaps with a fair value of $3 in other investments and $52 related to the CLO issuances in other liabilities. The Company's investments in the consolidated synthetic CLOs, which is its maximum exposure to loss, was $33 and $14, as of December 31, 2005 and 2004, respectively.

The Company utilized qualitative and quantitative analyses to assess whether it was the primary beneficiary of the VIEs. The qualitative considerations included the Company's co-investment in relation to the total CLO issuance. The quantitative analysis included calculating the variability of the CLO issuance based upon statistical techniques utilizing historical normalized default and recovery rates for the average credit quality of the initial referenced bank loan portfolio.

DERIVATIVE INSTRUMENTS

Derivative instruments are recorded in the consolidated balance sheets at fair value. Asset and liability values are determined by calculating the net position for each derivative counterparty by legal entity and are presented as of December 31, as follows:

                                                            Asset Values      Liability Values
                                                          -------------------------------------
                                                           2005      2004      2005      2004
                                                          -------------------------------------
Other investments                                         $  159    $   42    $   --    $   --
Reinsurance recoverables                                      --        --        17       129
Other policyholder funds and benefits payable                 80       129        --        --
Fixed maturities                                              --         4        --        --
Other liabilities                                             --        --       390       449
                                                          -------------------------------------
                                               TOTAL      $  239    $  175    $  407    $  578
                                                          -------------------------------------


The following table summarizes the derivative instruments used by the Company and the primary hedging strategies to which they relate. Derivatives in the Company's non-guaranteed separate accounts are not included because the associated gains and losses accrue directly to policyholders. The notional value of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value amounts of derivative assets and liabilities are presented on a net basis as of December 3,2005 and 2004. The total ineffectiveness of all cash-flow, fair-value and net investment hedges and total change in value of other derivative-based strategies which do not qualify for hedge accounting treatment, including net periodic coupon settlements, are presented below on an after-tax basis for the years ended December 31, 2005 and 2004.

                                                                                                            Hedge
                                                                                                       Ineffectiveness
                                                           Notional Amount          Fair Value            After-Tax
                                                         ----------------------------------------------------------------
HEDGING STRATEGY                                           2005       2004        2005      2004       2005       2004
                                                         ----------------------------------------------------------------
CASH-FLOW HEDGES
Interest rate swaps
   Interest rate swaps are primarily used to
   convert interest receipts on floating -rate
   fixed maturity securities to fixed rates. These
   derivatives are predominantly used to better
   match cash receipts from assets with cash
   disbursements required to fund liabilities. The
   Company also enters into forward starting swap
   agreements to hedge the interest rate exposure
   on anticipated fixed-rate asset purchases due
   to changes in the benchmark interest rate,
   London-Interbank Offered Rate ("LIBOR"). These
   derivatives were structured to hedge interest
   rate exposure inherent in the assumptions used
   to price primarily certain long-term disability
   products.
   Interest rate swaps are also used to hedge a
   portion of the Company's floating rate
   guaranteed investment contracts. These
   derivatives convert the floating rate
   guaranteed investment contract payments to a
   fixed rate to better match the cash receipts
   earned from the supporting investment portfolio.      $  4,860    $ 4,944     $  (26)   $    40     $ (10)     $ (10)

                                                                                                             Hedge
                                                                                                        Ineffectiveness
                                                             Notional Amount         Fair Value            After-Tax
                                                           --------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005      2004
                                                           --------------------------------------------------------------
Foreign currency swaps
   Foreign currency swaps are used to convert foreign
   denominated cash flows associated with certain
   foreign denominated fixed maturity investments to
   U.S. dollars. The foreign fixed maturities are
   primarily denominated in euros and are swapped to
   minimize cash flow fluctuations due to changes in
   currency rates.                                         $  1,361    $ 1,311    $  (222)   $ (421)    $  4      $  --
FAIR-VALUE HEDGES
Interest rate swaps
   A portion of the Company's fixed debt is hedged
   against increases in LIBOR, the designated
   benchmark interest rate. In addition, interest
   rate swaps are used to hedge the changes in fair
   value of certain fixed rate liabilities and fixed
   maturity securities due to changes in LIBOR.               1,707        201         (1)       (5)       2         --
Interest rate caps and floors
   Interest rate caps and floors are used to offset
   the changes in fair value related to corresponding
   interest rate caps and floors that exist in
   certain of the Company's variable-rate fixed
   maturity investments and are not required to be
   bifurcated.                                                   --        148         --        (1)      --         --
                                                           -------------------------------------------------------------
 TOTAL CASH-FLOW, FAIR-VALUE AND NET INVESTMENT HEDGES
                                                           $  7,928    $ 6,604    $  (249)   $ (387)    $ (4)     $ (10)
                                                           -------------------------------------------------------------

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount         Fair Value            After-Tax
                                                            -------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005       2004
                                                            -------------------------------------------------------------
OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES
Interest rate caps and swaption contracts
   The Company is exposed to policyholder surrenders
   during a rising interest rate environment. Interest
   rate cap and swaption contracts are used to
   mitigate the Company's loss in a rising interest
   rate environment. The increase in yield from the
   cap and swaption contract in a rising interest rate
   environment may be used to raise credited rates,
   thereby increasing the Company's competitiveness
   and reducing the policyholder's incentive to
   surrender. These derivatives are also used to
   reduce the duration risk in certain investment
   portfolios. These derivative instruments are
   structured to hedge the durations of fixed maturity
   investments to match certain life products in
   accordance with the Company's asset and liability
   management policy.                                       $ 1,116    $ 1,466     $  1      $   2      $ --      $  (5)

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount         Fair Value            After-Tax
                                                            -------------------------------------------------------------
HEDGING STRATEGY                                             2005       2004       2005       2004      2005       2004
                                                            -------------------------------------------------------------
Interest rate swaps and floors
   The Company uses interest rate swaps and floors to
   manage duration risk between assets and
   liabilities. In addition, the Company enters into
   interest rate swaps to terminate existing swaps in
   hedging relationships, thereby offsetting the
   changes in value of the original swap.                   $ 1,371    $ 1,441     $ 12      $   7      $  2      $   3
Foreign currency swaps and forwards
   The Company enters into foreign currency swaps and
   forwards and purchases foreign put options and
   writes foreign call options to hedge the foreign
   currency exposures in certain of its foreign fixed
   maturity investments.                                        490        312       (8)       (74)       20        (23)
Credit default and total return swaps
   The Company enters into swap agreements in which
   the Company assumes credit exposure of an
   individual entity, referenced index or asset pool.
   The Company assumes credit exposure to individual
   entities through credit default swaps. These
   contracts entitle the company to receive a periodic
   fee in exchange for an obligation to compensate the
   derivative counterparty should a credit event occur
   on the part of the referenced security issuer.
   Credit events typically include failure on the part
   of the referenced security issuer to make a fixed
   dollar amount of contractual interest or principal
   payments or bankruptcy. The maximum potential
   future exposure to the Company is the notional
   value of the swap contracts, $324 and $193,
   after-tax, as of December 31, 2005 and 2004,
   respectively.
   The Company also assumes exposure to the change in
   value of indices or asset pools through total
   return swaps and credit spreadlocks. As of December
   31, 2005 and 2004, the maximum potential future
   exposure to the Company from such contracts is $542
   and $458, after-tax, respectively.
   The Company enters into credit default swap
   agreements, in which the Company pays a derivative
   counterparty a periodic fee in exchange for
   compensation from the counterparty should a credit
   event occur on the part of the referenced security
   issuer. The Company entered into these agreements
   as an efficient means to reduce credit exposure to
   specified issuers or sectors. In addition, the
   Company enters into option contracts to receive
   protection should a credit event occur on the part
   of the referenced security issuer.                         2,013      1,418        3          6        10         16

                                                                                                          Derivative
                                                                                                        Change in Value
                                                             Notional Amount          Fair Value           After-Tax
                                                          ---------------------------------------------------------------
HEDGING STRATEGY                                            2005        2004        2005      2004      2005       2004
                                                          ---------------------------------------------------------------
Options
   The Company writes option contracts for a
   premium to monetize the bifurcated option
   embedded in certain of its fixed maturity
   investments. The written option grants the
   holder the ability to call the bond at a
   predetermined strike value. The maximum
   potential future economic exposure is
   represented by the then fair value of the bond
   in excess of the strike value, which is expected
   to be entirely offset by the appreciation in the
   value of the embedded long option.                     $     12    $      95    $   --    $    1    $   (1)    $  (1)
Yen fixed annuity hedging instruments
   The Company enters into currency rate swaps and
   forwards to mitigate the foreign currency
   exchange rate and yen interest rate exposures
   associated with the yen denominated individual
   fixed annuity compound rate contract product.
   For further discussion, see below. Additionally,
   forward settling fixed maturity investments are
   traded to manage duration and foreign currency
   risk associated with this product.                        1,675          611      (179)       10      (143)        4
Product derivatives
   The Company offers certain variable annuity
   products with a GMWB rider. The GMWB is a
   bifurcated embedded derivative that provides the
   policyholder with a GRB if the account value is
   reduced to zero through a combination of market
   declines and withdrawals. The GRB is generally
   equal to premiums less withdrawals. The
   policyholder also has the option, after a
   specified time period, to reset the GRB to the
   then-current account value, if greater. For a
   further discussion, see the Derivative
   Instruments section of Note 2. The notional
   value of the embedded derivative is the GRB
   balance.                                                 31,803       25,433         8       129       (42)       35
GMWB hedging instruments
   The Company enters into interest rate futures,
   S&P 500 and NASDAQ index futures contracts and
   put and call options, as well as interest rate
   and EAFE index swap contracts to economically
   hedge exposure to the volatility associated with
   the portion of the GMWB liabilities which are
   not reinsured. In addition, the Company
   periodically enters into forward starting S&P500
   put options as well as S&P index futures and
   interest rate swap contracts to economically
   hedge the equity volatility risk exposure
   associated with anticipated future sales of the
   GMWB rider.                                               5,086           --       175        --       (13)       --

                                                                                                          Derivative
                                                                                                       Change in Value
                                                         Notional Amount            Fair Value            After-Tax
                                                      -------------------------------------------------------------------
HEDGING STRATEGY                                        2005         2004        2005       2004       2005       2004
                                                      -------------------------------------------------------------------
Reinsurance contracts associated with GMWB
   Reinsurance arrangements are used to offset
   the Company's exposure to the GMWB embedded
   derivative for the lives of the host
   variable annuity contracts. The notional
   amount of the reinsurance contracts is the
   GRB amount.                                        $   8,575    $  25,433    $   (17)   $  (129)    $  19      $ (35)
Reinsurance contracts associated with GMIB
   Reinsurance arrangements are used to offset
   the Company's exposure to the GMIB embedded
   derivative for the lives of the host
   variable annuity contracts. The notional
   amount of the reinsurance contracts is the
   yen denominated policyholder account value
   remeasured at the year-end yen to U.S.
   dollar spot rate.                                     16,782           --         72         --        73         --
Statutory reserve hedging instruments
   The Company purchased one and two year S&P500
   put option contracts to economically hedge
   the statutory reserve impact of equity
   exposure arising primarily from GMDB
   obligations against a decline in the equity
   markets.                                               1,142        1,921         14         32       (20)        (2)
                                                      ------------------------------------------------------------------
       TOTAL OTHER INVESTMENT AND RISK MANAGEMENT
                                       ACTIVITIES        70,065       58,130         81        (16)      (95)        (8)
                                                      ------------------------------------------------------------------
                            TOTAL DERIVATIVES [1]     $  77,993    $  64,734    $  (168)   $  (403)    $ (99)     $ (18)
                                                      ------------------------------------------------------------------


[1] Derivative change in value includes hedge ineffectiveness for cash-flow, fair-value and net investment hedges and total change in value of other investment and risk management activities.

The increase in notional amount since December 31, 2004, is primarily due to the reinsurance of GMIB product and new hedging strategies, which were partially offset by a decrease in the reinsurance arrangement associated with GMWB. The increase in net fair value of derivative instruments since December 31, 2004, was primarily due to an increase in market value of derivatives hedging foreign bonds due to the strengthening of the U.S. dollar in comparison to foreign currencies, an increase in GMWB related derivatives due to the recapture of its indemnity reinsurance arrangement (see below), and the reinsurance of GMIB, which is driven by the favorable returns of the underlying funds supporting the variable annuity product sold in Japan. These market value increases were partially offset by a decline in market value of yen fixed annuity hedging instruments due to the strengthening of the U.S. dollar against the yen.

For the year ended December 31, 2003, the after-tax net gains and losses representing the total ineffectiveness on all fair-value, cash-flow and net investment hedges were less than $1.

During September 2005, the Company and its subsidiary HLAI, recaptured its indemnity reinsurance arrangement, associated with the GMWB variable annuity rider, from HLA. The purchased derivatives that were used to economically hedge the contracts, previously held by HLA, were transferred to the Company and HLAI as part of the recapture. The notional and fair value of the transferred derivative contracts as of September 30, 2005, was $4.6 billion and $170, respectively. The derivative contracts consist of interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options as well as interest rate swap contracts. The loss on the derivative contracts from the recapture date to September 30, 2005, was $8, after-tax. Net realized capital gains and losses included the change in market value of both the embedded derivative related to the GMWB liability and the related derivative contracts that were purchased as economic hedges. For the year ended December 31, 2005, net loss associated with the GMWB derivatives (embedded derivative reinsurance contracts and hedging instruments) was $36, after-tax. For a further discussion of the recaptured indemnity reinsurance arrangement, see Note 15.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK. Through the reinsurance agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. The GMIB reinsurance agreement is accounted for as a derivative in accordance with SFAS No. 133. Accordingly, the GMIB reinsurance agreement is recorded on the balance sheet at fair value with changes in value reported in net realized capital gains and losses. As of December 31, 2005, the notional and fair value of the GMIB reinsurance agreement was $16.8 billion and $72, respectively. The change in value of the GMIB reinsurance agreement for the year ended December 31, 2005, was a gain of $73, after-tax. For a further discussion of the reinsurance agreement, see Note 15.

The yen denominated fixed annuity product ("yen fixed annuities") assumed from HLIKK is recorded in the consolidated balance sheets in other policyholder funds and benefits payable in U.S. dollars based upon the December 31, 2005 yen to U.S. dollar spot rate. During 2004 and the first six months of 2005, the Company managed the yen currency risk associated with the yen fixed annuities with pay fixed U.S. dollar receive fixed yen, zero coupon currency swaps ("fixed currency swaps"). In order to mitigate the U.S. interest rate exposure, the fixed currency swaps, with a notional value of $1.2 billion, were closed or restructured in June 2005. The Company then entered into pay variable U.S. dollar receive fixed yen, zero coupon currency swaps ("currency swaps") associated with the yen fixed annuities. As of December 31, 2005, the notional value and fair value of the currency swaps were $1.7 billion and $(179), respectively.

Although economically an effective hedge, a divergence between the yen denominated fixed annuity product liability and the currency swaps exists primarily due to the difference in the basis of accounting between the liability and the derivative instruments (i.e. historical cost versus fair value). The yen denominated fixed annuity product liabilities are recorded on a historical cost basis and are only adjusted for changes in foreign spot rates and accrued income. The currency swaps are recorded at fair value incorporating changes in value due to changes in foreign exchange rates, Japanese and U.S. interest rates and accrued income. An after-tax net loss of $23 and a net gain of $2 for the years ended December 31, 2005 and 2004, respectively, which includes the changes in value of the currency swaps, fixed currency swaps and the yen fixed annuity contract remeasurement, was recorded in net realized capital gains and losses.

As of December 31, 2005 and 2004, the after-tax deferred net gains on derivative instruments accumulated in AOCI that are expected to be reclassified to earnings during the next twelve months are $(1) and $6, respectively. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for all forecasted transactions, excluding interest payments on variable-rate debt) is twenty-four months. For the years ended December 31, 2005, 2004 and 2003, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to the forecasted transactions that were no longer probable of occurring.

SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via two lending agents. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2005 and 2004, the fair value of the loaned securities was approximately $745 and $1.0 billion, respectively, and was included in fixed maturities in the consolidated balance sheets. The Company retains a portion of the income earned from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1 for the years ended December 31, 2005 and 2004, which was included in net investment income.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, collateral pledged of $257 and $276, respectively, was included in fixed maturities in the consolidated balance sheets.

The classification and carrying amount of the loaned securities associated with the lending program and the collateral pledged at December 31, 2005 and 2004, were as follows:

                                         2005        2004
                                       ---------------------
LOANED SECURITIES AND COLLATERAL
   PLEDGED
ABS                                    $     13    $     24
CMBS                                        146         158
Corporate                                   599         681
MBS                                         125          --
Government/Government Agencies
   Foreign                                   26          16
   United States                             93         404
                                       ---------------------
                            TOTAL      $  1,002    $  1,283
                                       ---------------------


As of December 31, 2005 and 2004, the Company had accepted collateral relating to the securities lending program and collateral arrangements consisting of cash, U.S. Government and U.S. Government agency securities with a fair value of $873 and $1.0 billion, respectively. At December 31, 2005 and 2004, cash collateral of $785 and

$1.0 billion, respectively, was invested and recorded in the consolidated balance sheets in fixed maturities with a corresponding amount recorded in other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2005 and 2004. As of December 31, 2005 and 2004, all collateral accepted was held in separate custodial accounts.

As discussed in the Variable Interest Entities section above, the Company manages and invests in certain synthetic CLOs. Also, for certain of these synthetic CLOs, the Company is the primary beneficiary and must consolidate the CLOs. These CLOs have entered into various collateral arrangements with third party swap counterparties. For further discussion, see the Variable Interest Entities section above.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2005 and 2004, the fair value of securities on deposit was approximately $22 and $24, respectively.

NOTE 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107 "Disclosure about Fair Value of Financial Instruments," requires disclosure of fair value information of financial instruments.

For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts other than financial guarantees and investment contracts.

The Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument. Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

For policy loans, carrying amounts approximate fair value.

Fair value of other investments, which primarily consist of partnership investments, is based on external market valuations from partnership management.

For mortgage loans, fair values were estimated using discounted cash flow calculations based on current incremental lending rates for similar type loans.

Derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models, quotations furnished by dealers in such instrument or market quotations. Other policyholder funds and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

The carrying amount and fair values of the Company's financial instruments as of December 31, 2005 and 2004 were as follows:

                                                                                 2005                      2004
                                                                        --------------------------------------------------
                                                                         Carrying       Fair       Carrying        Fair
                                                                          Amount       Value        Amount        Value
                                                                        --------------------------------------------------
ASSETS
   Fixed maturities                                                      $ 43,242     $ 43,242     $ 42,691      $ 42,691
   Equity securities                                                          311          311          180           180
   Policy loans                                                             1,971        1,971        2,617         2,617
   Mortgage loans on real estate                                            1,355        1,348          794           806
   Other investments                                                          579          579          289           289
LIABILITIES
   Other policyholder funds [1]                                          $ 11,686     $ 11,273     $  9,244      $  9,075
                                                                         -------------------------------------------------


[1] Excludes universal life type insurance contracts, including corporate owned life insurance.

NOTE 6. REINSURANCE

The Company cedes insurance to other insurers in order to limit its maximum losses and to diversify its exposures. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in several reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. As of December 31, 2005, the Company had no reinsurance recoverables and related concentrations of credit risk greater than 10% of the Company's stockholder's equity.

In accordance with normal industry practice, the Company is involved in both the cession and assumption of insurance with other insurance and reinsurance companies. As of December 31, 2005, the Company's current policy for the largest amount of life insurance retained on any one life by any one of the life operations was approximately $5.0, which increased from $2.9 million as of December 31, 2004. In addition, the Company reinsures the majority of the minimum death benefit guarantees as well as the guaranteed withdrawal benefits offered in connection with its variable annuity contracts. Substantially all contracts issued between July 7, 2003 through September 2005 with the GMWB are covered by a reinsurance arrangement with a related party. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA.

Insurance fees, earned premiums and other were comprised of the following:

                                                                                               FOR THE YEARS ENDED
                                                                                                  DECEMBER 31,
                                                                                         --------------------------------
                                                                                          2005        2004        2003
                                                                                         --------------------------------
Gross fee income, earned premiums and other                                              $ 4,019     $ 3,834     $ 3,780
Reinsurance assumed                                                                           39          49          43
Reinsurance ceded                                                                           (798)       (807)       (720)
                                                                                         --------------------------------
                                          NET FEE INCOME, EARNED PREMIUMS AND OTHER      $ 3,260     $ 3,076     $ 3,103
                                                                                         --------------------------------


The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. Yearly renewable term and coinsurance arrangements result in passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less an allowance for commissions and expenses and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liabilities for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

The Company also purchases reinsurance covering the death benefit guarantees on a portion of its variable annuity business. On March 16, 2003, a final decision and award was issued in the previously disclosed arbitration between subsidiaries of the Company and one of their primary reinsurers relating to policies with death benefits written from 1994 to 1999.

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits were $378, $426, and $550 for the years ended December 31, 2005, 2004 and 2003, respectively. The Company also assumes reinsurance from other insurers.

The Company records a receivable for reinsured benefits paid and the portion of insurance liabilities that are reinsured, net of a valuation allowance, if necessary. The amounts recoverable from reinsurers are estimated based on assumptions that are consistent with those used in establishing the reserves related to the underlying reinsured contracts. Management believes the recoverables are appropriately established; however, in the event that future circumstances and information require the Company to change its estimates of needed loss reserves, the amount of reinsurance recoverables may also require adjustments.

The Company maintains certain reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $130, 133 and $78 in 2005, 2004 and 2003, respectively, and accident and health premium of $221, $230, and $305, respectively, to HLA.

NOTE 7. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in deferred policy acquisition costs and present value of future profits is as follows:

                                                                                          2005        2004        2003
                                                                                         --------------------------------
BALANCE, JANUARY 1                                                                       $ 6,453     $ 6,088     $ 5,479
Capitalization                                                                             1,226       1,375       1,319
Amortization -- Deferred policy acquisitions costs and present value of future
   profits                                                                                  (945)       (825)       (646)
Adjustments to unrealized gains and losses on securities available-for-sale and
   other                                                                                     367         (80)        (64)
Cumulative effect of accounting changes (SOP03-1)                                             --        (105)         --
                                                                                         --------------------------------
BALANCE, DECEMBER 31                                                                     $ 7,101     $ 6,453     $ 6,088
                                                                                         --------------------------------

Estimated future net amortization expense of present value of future profits for the succeeding five years is as follows.

For the year ended December 31,
------------------------------------------------------------
2006                                                   $ 29
2007                                                   $ 29
2008                                                   $ 26
2009                                                   $ 24
2010                                                   $ 22
------------------------------------------------------------


NOTE 8. GOODWILL AND OTHER INTANGIBLE ASSETS

As of December 31, 2005 and December 31, 2004, the carrying amount of goodwill for the Company's Retail Products segment was $85 and $119 and the Company's Individual Life segment was $101 and $67, respectively. During 2005, the Company reallocated goodwill between segments to align the acquired business with the appropriate reporting segment.

The Company's goodwill impairment test performed in accordance with SFAS No. 142 "Goodwill and Other Intangible Assets", resulted in no write-downs for the years ended December 31, 2005 and 2004. The goodwill impairment analysis included Life's new operating segments.

For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 7.

NOTE 9. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Hartford records the variable portion of individual variable annuities, 401(k), institutional, governmental, private placement life and variable life insurance products within separate account assets and liabilities, which are reported at fair value. Separate account assets are segregated from other investments. Investment income and gains and losses from those separate account assets, which accrue directly to, and whereby investment risk is borne by the policyholder, are offset by the related liability changes within the same line item in the statement of income. The fees earned for administrative and contract holder maintenance services performed for these separate accounts are included in fee income. During 2005, there were no gains or losses on transfers of assets from the general account to the separate account. The Company had recorded certain market value adjusted ("MVA") fixed annuity products and modified guarantee life insurance (primarily the Company's Compound Rate Contract ("CRC") and associated assets) as separate account assets and liabilities through December 31, 2003. Notwithstanding the market value adjustment feature in this product, all of the investment performance of the separate account assets is not being passed to the contract holder. Therefore, it does not meet the conditions for separate account reporting under SOP 03-1. Separate account assets and liabilities related to CRC of $11.7 billion were reclassified to, and revalued in, the general account upon adoption of SOP 03-1 on January 1, 2004.

Many of the variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal and income benefits. Guaranteed minimum death and income benefits are offered in various forms as described in the footnotes to the table below. The Company currently reinsures a significant portion of the death benefit guarantees associated with its in-force block of business. Changes in the gross GMDB liability balance sold with annuity products were as follows:

                                                 GMDB [1]
                                                ------------
LIABILITY BALANCE AS OF JANUARY 1, 2005            $  174
Incurred                                              123
Paid                                                 (139)
                                                   -------
LIABILITY BALANCE AS OF DECEMBER 31, 2005          $  158
                                                   -------


[1] The reinsurance recoverable asset related to the GMDB was $64 as of January
    1, 2005 and $40 as of December 31, 2005.

                                                 GMDB [1]
                                                ------------
LIABILITY BALANCE UPON ADOPTION -- AS OF
   JANUARY 1, 2004                                 $  217
Incurred                                              123
Paid                                                 (166)
                                                   -------
LIABILITY BALANCE AS OF DECEMBER 31, 2004          $  174
                                                   -------


[1] The reinsurance recoverable asset related to the GMDB was $108 upon adoption of SOP 03-1 and $64 as of December 31, 2004.

The net GMDB liability is established by estimating the expected value of net reinsurance costs and death benefits in excess of the projected account balance. The excess death benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments. The GMDB liabilities are recorded in Future Policy Benefits on the Company's balance sheet. Changes in the GMDB liability are recorded in Benefits, Claims and Claims Adjustment Expenses in the Company's statement of income. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

The determination of the GMDB liabilities and related GMDB reinsurance recoverable is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following assumptions were used to determine the GMDB liabilities as of December 31, 2005 and 2004:

- 1,000 stochastically generated investment performance scenarios for 2005 and 2004 issue years; 250 stochastically generated investment performance scenarios for issue year 2003 and prior.

- Separate account returns representing the Company's long-term assumptions, varied by asset class with a low of 3% for cash, a high of 9.5% and 11% for aggressive equities, and a weighted average of 7.8% and 9% for December 31, 2005 and 2004, respectively.

- Volatilities also varied by asset class with a low of 1% for cash, a high of 15% for aggressive equities, and a weighted average of 12%

- 80% of the 1983 GAM mortality table was used for mortality assumptions

- Lapse rates by calendar year vary from a low of 8% to a high of 14%, with an average of 12%

- Discount rate of 5.6% for 2005 issue year, 7% for issue years 2004 and 2003 and 7.5% for issue year 2002 and prior

The following table provides details concerning GMDB exposure:

BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2005

                                                                                       Retained        Weighted Average
                                                       Account       Net Amount       Net Amount         Attained Age
Maximum anniversary value (MAV) [1]                     Value          at Risk          at Risk          of Annuitant
                                                      --------------------------------------------------------------------
MAV only                                              $   57,445       $  5,040         $    507               64
With 5% rollup [2]                                         4,032            497               91               63
With Earnings Protection Benefit Rider (EPB) [3]           5,358            313               57               60
With 5% rollup & EPB                                       1,445            132               24               62
                                                      --------------------------------------------------------------------
Total MAV                                                 68,280          5,982              679
Asset Protection Benefit (APB) [4]                        26,880             25               13               61
Lifetime Income Benefit (LIB) [5]                            251             --               --               59
Reset [6] (5-7 years)                                      7,419            435              435               65
Return of Premium [7] /Other                               9,235             37               35               49
                                                      --------------------------------------------------------------------
                                           TOTAL      $  112,065       $  6,479         $  1,162               62
                                                      --------------------------------------------------------------------


[1] MAV: the death benefit is the greatest of current account value, net premiums paid and the highest account value on any anniversary before age 80 (adjusted for withdrawals).

[2] Rollup: the death benefit is the greatest of the MAV, current account value, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

[3] EPB: The death benefit is the greatest of the MAV, current account value, or contract value plus a percentage of the contract's growth. The contract's growth is account value less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4] APB: the death benefit is the greater of current account value or MAV, not to exceed current account value plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5] LIB: The death benefit is the greatest of the current account value, net premiums paid, or a benefit amount that rachets over time, generally based on market performance.

[6] Reset: the death benefit is the greatest of current account value, net premiums paid and the most recent five to seven year anniversary account value before age 80 (adjusted for withdrawals).

[7] Return of premium: the death benefit is the greater of current account value and net premiums paid.

The Company offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. However, annual withdrawals that exceed a specific percentage of the premiums paid may reduce the GRB by an amount greater than the withdrawals and may also impact the guaranteed annual withdrawal amount that subsequently applies after the excess annual withdrawals occur. For certain of the withdrawal benefit features, the policyholder also has the option, after a specified time period, to reset the GRB to the then-current account value, if greater. In addition, the Company has recently added a feature, available to new contract holders, that allows the policyholder the option to receive the guaranteed annual withdrawal amount for as long as they are alive. In this new feature, in all cases the contract holder or their beneficiary will receive the GRB and the GRB is reset on an annual basis to the maximum anniversary account value subject to a cap.

Effective August 31, 2005, Hartford Life and Annuity Insurance Company entered into a reinsurance agreement with Hartford Life Insurance K.K., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, Hartford Life, K.K. agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by Hartford Life, K.K. on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by Hartford Life, K.K. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by Hartford Life, K.K. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to Hartford Life, K.K. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

The GMWB represents an embedded derivative in the variable annuity contract that is required to be reported separately from the host variable annuity contract. The GMIB reinsurance represents a free standing derivative. Both are carried at fair value and reported in other policyholder funds. The fair value of the GMWB and GMIB reinsurance obligations are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. Because of the dynamic and complex nature of these cash flows, stochastic techniques under a variety of market return scenarios and other best estimate assumptions are used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected market rates of return, market volatility, correlations of market returns and discount rates. During the fourth quarter of 2005, the Company reflected a newly reliable market input for volatility on Standard and Poor's (S&P) 500 index options in its valuation of the GMWB embedded derivative and related reinsurance as well as the GMIB reinsurance derivative. The impact of reflecting the newly reliable market input for the S&P 500 index volatility resulted in a decrease to the GMWB asset of $83 and had an insignificant impact on the GMIB reinsurance asset. The impact to net income, including other changes in assumptions, after DAC amortization and taxes, was a loss of $18.

As of December 31, 2005 and December 31, 2004, the embedded derivative asset recorded for GMWB, before reinsurance or hedging, was $8 and $129, respectively. During 2005, 2004 and 2003, the increase (decrease) in value of the GMWB, before reinsurance and hedging, reported in realized gains was $(64), $54 and $178, respectively. There were no payments made for the GMWB during 2005, 2004 or 2003.

Prior to September 2005, the risk of loss associated with GMWB was 100% reinsured to both external and related parties. During September 2005, the Company recaptured the reinsurance agreement with the related party. As of December 31, 2005 $26.4 billion, or 69% of account value representing substantially all of the contracts written after July 2003, with the GMWB feature, were unreinsured. In order to minimize the volatility associated with the unreinsured GMWB liabilities, the Company has established an alternative risk management strategy. As part of the recapture, the Company received derivative instruments used to hedge its unreinsured GMWB exposure including interest rate futures, Standard and Poor's ("S&P") 500 and NASDAQ index options and futures contracts and Europe, Australasia and Far East ("EAFE") Index swaps to hedge GMWB exposure to international equity markets. The GRB as of December 31, 2005 and 2004 was $31.8 billion and $25.4 billion, respectively

A contract is 'in the money' if the contract holder's GRB is greater than the account value. For contracts that were 'in the money' the Company's exposure, as of December 31, 2005, was $8. However, the only ways the contract holder can monetize the excess of the GRB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contract holder will receive a period certain annuity equal to the remaining GRB. As the amount of the excess of the GRB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than $8.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                                 AS OF
                                              DECEMBER 31,
Asset type                                        2005
                                            -----------------
Equity securities (including mutual
   funds)                                     $    94,419
Cash and cash equivalents                           8,609
                                            -----------------
                                 TOTAL        $   103,028
                                            -----------------


As of December 31, 2005, approximately 16% of the equity securities above were invested in fixed income securities through these funds and approximately 84% were invested in equity securities.

The Individual Life segment sells universal life-type contracts with and without certain secondary guarantees, such as a guarantee that the policy will not lapse, even if the account value is reduced to zero, as long as the policyholder makes sufficient premium payments to meet the requirements of the guarantee. The cumulative effect on net income upon recording additional liabilities for universal life-type contracts and the related secondary guarantees, in accordance with SOP 03-1, was not material. As of December 31, 2005, the liability for secondary guarantees as well as the amounts incurred and paid during the year was immaterial.

NOTE 10. SALES INDUCEMENTS

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. Through

December 31, 2003, the expense associated with offering certain of these bonuses was deferred and amortized over the contingent deferred sales charge period. Others were expensed as incurred. Effective January 1, 2004, upon the Company's adoption of SOP 03-1, the expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Also, effective January 1, 2004, amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract rather than over the contingent deferred sales charge period.

Changes in deferred sales inducement activity were as follows for the years ended December 31,:

                                             2005     2004
                                             ---------------
Balance, beginning of period                 $ 309   $  198
Sales inducements deferred                      85      141
Amortization charged to income                 (39)     (30)
                                             ---------------
BALANCE, END OF PERIOD                       $ 355   $  309
                                             ---------------


NOTE 11. COMMITMENTS AND CONTINGENCIES

LITIGATION

The Hartford is involved in various legal actions arising in the ordinary course of business, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with mutual funds. The Hartford also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

BROKER COMPENSATION LITIGATION -- On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh Inc. and Marsh & McLennan Companies, Inc. (collectively, "Marsh") alleging, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint.

Two securities class actions, now consolidated, have been filed in the United States District Court for the District of Connecticut alleging claims against The Hartford and certain of its executive officers under Section 10(b) of the Securities Exchange Act and SEC Rule 10b-5. The consolidated amended complaint alleges on behalf of a putative class of shareholders that The Hartford and the four named individual defendants, as control persons of The Hartford, failed to disclose to the investing public that The Hartford's business and growth was predicated on the unlawful activity alleged in the NYAG Complaint. The class period alleged is August 6, 2003 through October 13, 2004, the day before the NYAG Complaint was filed. The complaint seeks damages and attorneys' fees. Defendants filed a motion to dismiss in June 2005, and the Court heard oral argument on December 22, 2005. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

Two corporate derivative actions, now consolidated, also have been filed in the same court. The consolidated amended complaint, brought by a shareholder on behalf of The Hartford against its directors and an executive officer, alleges that the defendants knew adverse non-public information about the activities alleged in the NYAG Complaint and concealed and misappropriated that information to make profitable stock trades, thereby breaching their fiduciary duties, abusing their control, committing gross mismanagement, wasting corporate assets, and unjustly enriching themselves. The complaint seeks damages, injunctive relief, disgorgement, and attorneys' fees. Defendants filed a motion to dismiss in May 2005, and the plaintiffs thereafter agreed to stay further proceedings pending resolution of the motion to dismiss the securities class action. All defendants dispute the allegations and intend to defend these actions vigorously.

Three consolidated putative class actions filed in the same court on behalf of participants in The Hartford's 401(k) plan, alleging that The Hartford and other plan fiduciaries breached their fiduciary duties to plan participants by, among other things, failing to inform them of the risk associated with investment in The Hartford's stock as a result of the activity alleged in the NYAG Complaint, have been voluntarily dismissed by the plaintiffs without payment.

The Hartford is also a defendant in a multidistrict litigation in federal district court in New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to alleged conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Hartford and various of its subsidiaries are named in both complaints. The actions assert, on behalf of a class of persons who purchased insurance through the broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits complaint, claims under ERISA arising from conduct similar to that alleged in the NYAG Complaint. The class period alleged is 1994 through the date of class certification, which has not yet occurred. The complaints seek treble damages, injunctive and declaratory relief, and attorneys' fees. The Hartford also has been named in two similar actions filed in state courts, which the defendants have removed to federal court. Those actions currently are transferred to the court presiding over the multidistrict litigation. In addition, The Hartford was joined as a defendant in an action by the California Commissioner of Insurance alleging similar conduct by various insurers in connection with the sale of group benefits products. The Commissioner's action asserts claims under California insurance law and seeks injunctive relief only. The Hartford disputes the allegations in all of these actions and intends to defend the actions vigorously.

Additional complaints may be filed against The Hartford in various courts alleging claims under federal or state law arising from the conduct alleged in the NYAG Complaint. The Hartford's ultimate liability, if any, in the pending and possible future suits is highly uncertain and subject to contingencies that are not yet known, such as how many suits will be filed, in which courts they will be lodged, what claims they will assert, what the outcome of investigations by the New York Attorney General's Office and other regulatory agencies will be, the success of defenses that The Hartford may assert, and the amount of recoverable damages if liability is established. In the opinion of management, it is possible that an adverse outcome in one or more of these suits could have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

REGULATORY DEVELOPMENTS

In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. Since the beginning of October 2004, The Hartford has received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding broker compensation issues in its Group Benefits operations.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford was not joined as a defendant in the action, which has since settled. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford.

On October 29, 2004, the New York Attorney General's Office informed The Hartford that the Attorney General is conducting an investigation with respect to the timing of the previously disclosed sale by Thomas Marra, a director and executive officer of The Hartford, of 217,074 shares of The Hartford's common stock on September 21, 2004. The sale occurred shortly after the issuance of two additional subpoenas dated September 17, 2004 by the New York Attorney General's Office. The Hartford has engaged outside counsel to review the circumstances related to the transaction and is fully cooperating with the New York Attorney General's Office. On the basis of the review, The Hartford has determined that Mr. Marra complied with The Hartford's applicable internal trading procedures and has found no indication that Mr. Marra was aware of the additional subpoenas at the time of the sale.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford has received requests for information and subpoenas from the SEC, subpoenas from the New York Attorney General's Office, a subpoena from the Connecticut Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues. The Hartford continues to cooperate fully with these regulators in these matters.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The Hartford continues to cooperate fully with the SEC and the New York Attorney General's Office in these matters. The Hartford's mutual funds are available for purchase by the separate accounts of different variable universal life insurance policies, variable annuity products, and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between subaccounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity contracts, The Hartford's ability to restrict transfers by these owners has, until recently, been limited. The Hartford has executed an agreement with the parties to the previously settled litigation which, together with separate agreements between these contract owners and their broker, has resulted in the exchange or surrender of substantially all of the variable annuity contracts that were the subject of the previously settled litigation. Pursuant to an agreement in principle reached in February 2005 with the Board of Directors of the mutual funds, The Hartford has indemnified the affected mutual funds for material harm deemed to have been caused to the funds by frequent trading by these owners for the period from January 2, 2004 through December 31, 2005. The Hartford does not expect to incur additional costs pursuant to this agreement in principle in light of the exchange or surrender of these variable annuity contracts.

The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford continues to cooperate fully with the SEC in these matters.

The Hartford has received subpoenas from the New York Attorney General's Office and the Connecticut Attorney General's Office requesting information relating to The Hartford's group annuity products, including single premium group annuities used in maturity or terminal funding programs. These subpoenas seek information about how various group annuity products are sold, how The Hartford selects mutual funds offered as investment options in certain group annuity products, and how brokers selling The Hartford's group annuity products are compensated. The Hartford continues to cooperate fully with these regulators in these matters.

To date, none of the SEC's and New York Attorney General's market timing investigation, the SEC's directed brokerage investigation, or the New York Attorney General's and Connecticut Attorney General's single premium group annuity investigation has resulted in the initiation of any formal action against The Hartford by these regulators. However, The Hartford believes that the SEC, the New York Attorney General's Office, and the Connecticut Attorney General's Office are likely to take some action against The Hartford at the conclusion of the respective investigations. The Hartford is engaged in active discussions with the SEC, the New York Attorney General's Office and the Connecticut Attorney General's Office. The potential timing of any resolution of any of these matters or the initiation of any formal action by any of these regulators is difficult to predict. Hartford Life recorded a charge of $66, after-tax, to establish a reserve for the market timing and directed brokerage matters in the first quarter of 2005. Based on recent developments, Hartford Life recorded an additional charge of $36, after-tax, in the fourth quarter of 2005, of which $14, after tax, was attributed to the Company to increase the reserve for the market timing, directed brokerage and single premium group annuity matters. This reserve is an estimate; in view of the uncertainties regarding the outcome of these regulatory investigations, as well as the tax-deductibility of payments, it is possible that the ultimate cost to Hartford Life of these matters could exceed the reserve by an amount that would have a material adverse effect on Hartford Life's consolidated results of operations or cash flows in a particular quarterly or annual period. It is reasonably possible that the Company may ultimately be liable for all or a portion of the ultimate cost to Hartford Life in excess of the $14 already attributed to the Company. However, the ultimate liability of the Company is not reasonably estimable at this time.

On May 24, 2005, The Hartford received a subpoena from the Connecticut Attorney General's Office seeking information about The Hartford's participation in finite reinsurance transactions in which there was no substantial transfer of risk between the parties. The Hartford is cooperating fully with the Connecticut Attorney General's Office in this matter.

On June 23, 2005, The Hartford received a subpoena from the New York Attorney General's Office requesting information relating to purchases of The Hartford's variable annuity products, or exchanges of other products for The Hartford's variable annuity products, by New York residents who were 65 or older at the time of the purchase or exchange. On August 25, 2005, The Hartford received an additional subpoena from the New York Attorney General's Office requesting information relating to purchases of or exchanges into The Hartford's variable annuity products by New York residents during the past five years where the purchase or exchange was funded using funds from a tax-qualified plan or where the variable annuity purchased or exchanged for was a sub-account of a tax-qualified plan or was subsequently put into a tax-qualified plan. The Hartford is cooperating fully with the New York Attorney General's Office in these matters.

On July 14, 2005, The Hartford received an additional subpoena from the Connecticut Attorney General's Office concerning The Hartford's structured settlement business. This subpoena requests information about The Hartford's sale of annuity products for structured settlements, and about the ways in which brokers are compensated in connection with the sale of these products. The Hartford is cooperating fully with the New York Attorney General's Office and the Connecticut Attorney General's Office in these matters.

The Hartford has received a request for information from the New York Attorney General's Office about issues relating to the reporting of workers' compensation premium. The Hartford is cooperating fully with the New York Attorney General's Office in this matter.

LEASES

The rent paid to Hartford Fire for operating leases entered into by the Company was $35, $36, and $31 for the years ended December 31, 2005, 2004 and 2003, respectively. Included in Hartford Fire's operating leases are the principal executive offices of Hartford Life Insurance Company, together with its parent, which are located in Simsbury, Connecticut. Rental expense is recognized on a level basis for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to approximately $27, $15 and $12 for the years ended December 31, 2005, 2004 and 2003, respectively.

Future minimum rental commitments on all operating leases are as follows:

2006                                                 $   33
2007                                                     31
2008                                                     26
2009                                                     23
2010                                                     21
Thereafter                                                8
------------------------------------------------------------
TOTAL                                                $  142
------------------------------------------------------------


TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The IRS began its audit of the 2002-2003 tax years in 2005 and is in the examination phase. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years. During 2004, the IRS completed its examination of the 1998-2001 tax years, and the IRS and the Company agreed upon all adjustments. As a result, during 2004 the Company booked a $191 tax benefit to reflect the impact of the audit settlement on tax years covered by the examination as well as all other tax years prior to 2004. The benefit related primarily to the separate account DRD and interest.

The separate account DRD is estimated for the current year using information from the most recent year-end, adjusted for projected equity market performance. The estimated DRD is generally updated in the third quarter for the provision-to-filed-return adjustments, and in the fourth quarter based on known actual mutual fund distributions and fee income from The Hartford's variable insurance products. The actual current year DRD can vary from the estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, appropriate levels of taxable income as well as the utilization of capital loss carry forwards at the mutual fund level.

UNFUNDED COMMITMENTS

At December 31, 2005, the Company has outstanding commitments totaling $477, of which $243 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $234 of outstanding commitments are primarily related to various funding obligations associated with investments in mortgage and construction loans. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. There were $3.3, $2.9 and $0 in guaranty fund assessment payments (net of refunds) in 2005, 2004 and 2003, respectively.

The Hartford accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." Liabilities for guaranty fund and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2005 and 2004, the liability balance was $15 and $22, respectively. As of December 31, 2005 and 2004, included in other assets was $13 and $11, respectively, of related assets for premium tax offsets.

NOTE 12. INCOME TAX

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, generally will be determined as though the Company were filing a separate Federal income tax return with current credit for net losses to the extent the losses provide a benefit in the consolidated return.

Income tax expense (benefit) is as follows:

                                    FOR THE YEARS ENDED
                                       DECEMBER 31,
                                ----------------------------
                                 2005      2004       2003
                                ----------------------------
Current                         $   71     $ (34)    $   13
Deferred                           136        63        155
                                ----------------------------
        INCOME TAX EXPENSE      $  207     $  29     $  168
                                ----------------------------

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                   FOR THE YEARS ENDED
                                      DECEMBER 31,
                               ----------------------------
                                2005      2004       2003
                               ----------------------------
Tax provision at the
   U.S. federal
   statutory rate              $  391    $  354     $  278
Dividends received
   deduction                     (184)     (132)      (108)
IRS audit settlement               --      (191)        --
Foreign related
   investments                     (2)       (2)        (4)
Other                               2        --          2
                               ----------------------------
                    TOTAL      $  207    $   29     $  168
                               ----------------------------


Deferred tax assets (liabilities) include the following as of December 31:

                                       2005         2004
                                     ----------------------
DEFERRED TAX ASSETS
Tax basis deferred policy
   acquisition costs and
   reserves                          $    581     $    607
NOL carryover                              13           --
Minimum tax credit                        191          126
Foreign tax credit carryovers              31            6
Other                                      30           36
                                     ----------------------
      TOTAL DEFERRED TAX ASSETS           846          775
DEFERRED TAX LIABILITIES
Financial statement deferred
   policy acquisition costs
   and reserves                          (977)        (677)
Net unrealized gains on
   securities                            (291)        (669)
Employee benefits                         (15)         (16)
Investment related items and
   other                                  (79)         (51)
                                     ----------------------
 TOTAL DEFERRED TAX LIABILITIES        (1,362)      (1,413)
                                     ----------------------
             TOTAL DEFERRED TAX
              ASSET/(LIABILITY)      $   (516)    $   (638)
                                     ----------------------


The Company had a current tax receivable of $199 and $121 as of December 31, 2005 and 2004, respectively.

In management's judgment, the gross deferred tax asset will more likely than not be realized through reductions of future taxes. Accordingly, no valuation allowance has been recorded.

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance sheet in this account, which for tax return purposes was $88 as of December 31, 2005. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates, based on currently available information, that it will distribute the entire balance in the account, thereby permanently eliminating the potential tax of $31.

NOTE 13. STATUTORY RESULTS

                                  FOR THE YEARS ENDED
                                      DECEMBER 31,
                             -------------------------------
                              2005       2004        2003
                             -------------------------------
Statutory net income         $   185    $   536     $   801
                             -------------------------------
Statutory capital and
   surplus                   $ 3,034    $ 3,191     $ 3,115
                             -------------------------------


A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. Under these laws, the insurance subsidiaries may only make their dividend payments out of unassigned surplus. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting policies. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which The Hartford's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends. As of December 31, 2005, the maximum amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 2006, without prior approval, is $303.

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in accordance with accounting practices prescribed by the applicable insurance department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules.

NOTE 14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $21, $20 and $19 in 2005, 2004 and 2003, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all the Company's U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan. The cost to the Company for this plan was approximately $8, $8 and $6 for the years ended December 31, 2005, 2004 and 2003, respectively.

NOTE 15. STOCK COMPENSATION PLANS

On May 18, 2005 at the The Hartford's Annual Meeting of Shareholders, the shareholders of The Hartford approved The Hartford 2005 Incentive Stock Plan (the "2005 Stock Plan"), which superseded and replaced The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors. The terms of the 2005 Stock Plan are substantially similar to the terms of these superseded plans.

The 2005 Stock Plan provides for awards to be granted in the form of non-qualified or incentive stock options qualifying under Section 422A of the Internal Revenue Code, stock appreciation rights, performance shares, restricted stock, or restricted stock units, or any combination of the foregoing. The aggregate number of shares of stock, which may be awarded, is subject to a maximum limit of 7,000,000 shares applicable to all awards for the ten-year duration of the 2005 Stock Plan. To the extent that any awards under The Hartford Incentive Stock Plan and The Hartford Restricted Stock Plan for Non-employee Directors are forfeited, terminated, expire unexercised or are settled for cash in lieu of stock, the shares subject to such awards (or the relevant portion thereof) shall be available for awards under the 2005 Stock Plan and shall be added to the total number of shares available under the 2005 Stock Plan.

Under the 2005 Stock Plan, all options granted have an exercise price equal to the market price of the The Hartford's common stock on the date of grant, and an option's maximum term is ten years and two days. Certain options become exercisable over a three year period commencing one year from the date of grant, while certain other options become exercisable upon the attainment of specified market price appreciation of the The Hartford's common shares. For any year, no individual employee may receive an award of options for more than 1,000,000 shares. As of December 31, 2005, The Hartford had not issued any incentive stock options under any plans.

Performance awards of common stock granted under the 2005 Stock Plan become payable upon the attainment of specific performance goals achieved over a period of not less than one nor more than five years, and the restricted stock granted is subject to a restriction period. On a cumulative basis, no more than 20% of the aggregate number of shares which may be awarded under the 2005 Stock Plan are available for performance shares, restricted stock awards, or restricted stock unit awards. Also, the maximum award of performance shares, restricted stock awards, or restricted stock unit awards for any individual employee in any year is 200,000 shares or units. In 2005, the The Hartford granted 704,738 shares of common stock with a weighted average price of $71.62 related to performance shares, restricted stock awards, and restricted stock unit awards. In 2004 and 2003, the The Hartford granted shares of common stock of 315,452 and 333,712 with weighted average prices of $64.93 and $38.13, respectively, related to performance share and restricted stock awards.

In 1996, the The Hartford established The Hartford Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of The Hartford may purchase common stock of the Company at a 15% discount from the lower of the closing market price at the beginning or end of the quarterly offering period. The Hartford may sell up to 5,400,000 shares of stock to eligible employees under the ESPP. In 2005, 2004 and 2003, 328,276, 345,262 and 443,467 shares were sold, respectively. The per share weighted average fair value of the discount under the ESPP was $10.77, $9.31, and $11.96 in 2005, 2004 and 2003,
respectively. Additionally, during 1997, The Hartford established employee stock purchase plans for certain employees of The Hartford's international subsidiaries. Under these plans, participants may purchase common stock of The Hartford at a fixed price at the end of a three-year period. The activity under these programs is not material.

NOTE 16. TRANSACTIONS WITH AFFILIATES

Transactions of the Company with Hartford Fire, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The

Hartford, an intercompany asset sale transaction was completed in April 2003. The transaction resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to the Company for cash equal to the fair value of the securities as of the effective date of the sale. For the Property and Casualty subsidiaries, the transaction monetized the embedded gain in certain securities on a tax deferred basis to The Hartford because no capital gains tax will be paid until the securities are sold to unaffiliated third parties. The transfer re-deployed to the Company desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred was $1.7 billion.

Effective July 7, 2003, the Company and its subsidiary, Hartford Life and Annuity Insurance Company ("HLAI") entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, both the Company and HLAI automatically ceded 100% of the GMWB's incurred on variable annuity contracts issued between July 7, 2003 through September 2005 that were otherwise not reinsured. The Company and HLAI, in total, ceded approximately $120 of premiums to HLA during this period. During September 2005, the Company and HLAI recaptured this indemnity reinsurance arrangement from HLA. The Company and HLAI, combined, paid cash of $63, received hedging assets with a fair value of $182 and extinguishment of a reinsurance recoverable liability of $36, resulting in a capital contribution of $155.

During the third quarter of 2004, Hartford Life introduced fixed MVA annuity products to provide a diversified product portfolio to customers in Japan. The yen based MVA product is written by HLIKK, a wholly owned Japanese subsidiary of Hartford Life and subsequently reinsured to the Company. As of December 31, 2005, $1,463 of the account value had been assumed by the Company.

The Company has issued a guarantee to retirees and vested terminated employees (Retirees) of The Hartford Retirement Plan for U.S. Employees (the Plan) who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

Effective August 31, 2005, HLAI entered into a reinsurance agreement with HLIKK., a related party and subsidiary of Hartford Life, Inc. Through the reinsurance agreement, HLIKK agreed to cede and Hartford Life and Annuity Insurance Company agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders issued by HLIKK on its variable annuity business. In connection with accepting the GMIB risk for the in-force riders, Hartford Life and Annuity Insurance Company received fees collected since inception by HLIKK. related to the in-force riders of $25. Prospectively, Hartford Life and Annuity Insurance Company will receive the rider fee (currently, approximately 26 basis points) collected by HLIKK. and payable monthly in arrears. Depending on the underlying contract form, benefits are paid from Hartford Life and Annuity Insurance Company to HLIKK. either on the guaranteed annuity commencement date, when the contract holder's account value is less than the present value of minimum guaranteed annuity payments, or alternatively, during the annuitization phase, when the contract holder's account value is reduced to zero or upon death of the contract holder.

While the form of the agreement between HLAI and HLIKK. is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the agreement is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in earnings. The methodology for calculating the value of the reinsurance derivative is consistent with the methodology used by the Company in valuing the guaranteed minimum withdrawal benefit rider sold with U.S. variable annuities. The calculation uses risk neutral Japanese capital market assumptions and includes estimates for dynamic policyholder behavior. The resulting reinsurance derivative value in Japanese Yen is converted to U.S. dollars at the spot rate. Should actual policyholder behavior or capital markets experience emerge differently from these estimates, the resulting impact on the value of the reinsurance derivative could be material to earnings.

As of August 31, 2005, the effective date of the agreement, the reinsurance derivative liability recorded by the Company was $15. As described above, in connection with accepting the reinsurance derivative, the Company received $25 in cash. The difference between the fair value of the reinsurance derivative and the cash received was recorded as an in substance capital contribution of $10 from a related party. Subsequent cohorts, as ceded, representing new business written with the GMIB rider, will be recorded in a manner similar to the in-force block. The initial fair value of the derivative associated with new business will be recorded as an in substance capital contribution or distribution between these related parties. As of December 31, 2005, the fair value of the reinsurance derivative was an asset of $72. During the year ended, December 31, 2005, the Company recorded a net capital contribution of $2 and a pre-tax realized gain of $113, representing the change in fair value of the reinsurance derivative.

NOTE 17. QUARTERLY RESULTS FOR 2005 AND 2004 (UNAUDITED)

                                                                          Three Months Ended
                                             -----------------------------------------------------------------------------
                                                 March 31,           June 30,         September 30,       December 31,
                                             -----------------------------------------------------------------------------
                                              2005      2004      2005     2004      2005      2004      2005      2004
                                             -----------------------------------------------------------------------------
Revenues                                     $ 1,440   $ 1,399   $1,400   $ 1,346   $ 1,521   $ 1,456   $ 1,543   $ 1,485
Benefits, claims and expenses                  1,118     1,116    1,172     1,091     1,210     1,202     1,275     1,243
Net income [1]                                   241       181      180       180       247       395       248       209
                                             -----------------------------------------------------------------------------


[1] Included in the quarter ended September 30, 2004 is a $191 tax benefit which relates to agreement with IRS on the resolution of matters pertaining to tax years prior to 2004.

                                    PART C

                              OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part A and Part B of the Registration Statement.

(b)  (1)    (a) Resolution of the board of directors of Hartford authorizing the establishment of the
                 Separate Account.(1)

            (b) Resolution of the board of directors of Hartford authorizing the re-designation of the
                 Separate Account.(1)

     (2)    Not applicable.

     (3)    (a) Principal Underwriting Agreement.(2)

            (b) Form of Sales Agreement.(2)

     (4)    Form of Group Variable Annuity Contract.(3)

     (5)    Form of the Application.

     (6)    (a) Articles of Incorporation of Hartford.(4)

            (b) Bylaws of Hartford.(5)

     (7)    Not applicable.

     (8)    Participation Agreement.(2)

     (9)    Opinion and Consent of Christopher M. Grinnell, Senior Counsel and Assistant Vice President.

     (10)   Consent of Deloitte & Touche LLP.

     (11)   No financial statements are omitted.

     (12)   Not applicable.

     (99)   Copy of Power of Attorney.


------------

(1) Incorporated by reference to the Initial filing to the Registration Statement File No. 333-72042, dated October 23, 2001.

(2) Incorporated by reference to Post-Effective Amendment No. 1, to the Registration Statement File No. 33-59541, dated May 1, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-72042, filed on January 18, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement File No. 333-69485, filed on April 9, 2001.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                POSITION WITH HARTFORD
----------------------------------  ---------------------------------------------------------------------------
Daniel A. Andriola                  Vice President
Robert Arena                        Vice President
David G. Bedard                     Senior Vice President
David A. Carlson                    Senior Vice President, Director*
Richard G. Costello                 Vice President and Secretary
Rochelle S. Cummings                Vice President
James Davey                         Vice President
Charles J. DiVencenzo, Jr.          Vice President
Joseph G. Eck                       Vice President
Christopher M. Grinnell             Assistant Vice President
Susan M. Hess                       Assistant Vice President
George R. Jay                       Assistant Vice President
Stephen T. Joyce                    Senior Vice President
Michael L. Kalen                    Executive Vice President, Director*
Thomas P. Kalmbach                  Assistant Vice President and Actuary
Patrice Kelly-Ellis                 Senior Vice President
Deborah Koltenuk                    Vice President
Joseph F. Mahoney                   Vice President
Thomas M. Marra                     President, Chief Executive Officer and Chairman of the Board, Director*
Kenneth A. McCullum                 Vice President and Actuary
Ernest M. McNeill, Jr.              Vice President and Chief Accounting Officer*
Jonathan L. Mercier                 Assistant Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Vice President
Sharon Roberts                      Vice President
Craig R. Raymond                    Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Michael J. Roscoe                   Vice President and Actuary
Scott R. Sanderson                  Vice President
Jerry K. Scheinfeldt                Assistant Vice President
Wade A. Seward                      Vice President
Martin A. Swanson                   Vice President
James E. Trimble                    Senior Vice President and Chief Actuary
Charles N. Vest                     Vice President and Actuary
John C. Walters                     Executive Vice President, Director*
Neal S. Wolin                       Executive Vice President and General Counsel
Lizabeth H. Zlatkus                 Executive Vice President, Director*
David M. Znamierowski               Executive Vice President and Chief Investment Officer, Director*

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

*Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement File No. 333-119414, filed on April 7, 2006.

ITEM 27.  NUMBER OF CONTRACT OWNERS

    As of April 28, 2006, there were 156 Contract Owners.

ITEM 28.  INDEMNIFICATION

    Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

    Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

   1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

   2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

    In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

       A.   conducted himself in good faith;

       B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

       C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

    Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

    Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

   (a) HSD acts as principal underwriter for the following investment companies:

    Hartford Life Insurance Company - Separate Account One

    Hartford Life Insurance Company - Separate Account Two

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    I)

    Hartford Life Insurance Company - Separate Account Two (DC Variable Account
    II)

    Hartford Life Insurance Company - Separate Account Two (QP Variable
    Account)

    Hartford Life Insurance Company - Separate Account Two (Variable Account
    "A")

    Hartford Life Insurance Company - Separate Account Two (NQ Variable
    Account)

    Hartford Life Insurance Company - Separate Account Ten

    Hartford Life Insurance Company - Separate Account Three

    Hartford Life Insurance Company - Separate Account Five

    Hartford Life Insurance Company - Separate Account Seven

    Hartford Life Insurance Company - Separate Account 403

    Hartford Life Insurance Company - Separate Account Eleven

    Hartford Life Insurance Company - Separate Account Twelve

    Hartford Life and Annuity Insurance Company - Separate Account One

    Hartford Life and Annuity Insurance Company - Separate Account Ten

    Hartford Life and Annuity Insurance Company - Separate Account Three

    Hartford Life and Annuity Insurance Company - Separate Account Five

    Hartford Life and Annuity Insurance Company - Separate Account Six

    Hartford Life and Annuity Insurance Company - Separate Account Seven

    American Maturity Life Insurance - Separate Account AMLVA

    American Maturity Life Insurance - Separate Account One

    Nutmeg Life Insurance Company - Separte Account One

    Servus Life Insurance Company - Separate Account One

    Servus Life Insurance Company - Separate Account Two

    Hart Life Insurance Company - Separate Account One

    Hart Life Insurance Company - Separate Account Two

   (b)  Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
-------------------------------  ---------------------------------------------------------------------------
David A. Carlson                 Senior Vice President and Deputy Chief Financial Officer
Richard G. Costello              Vice President and Secretary
Anthony Dowling                  Chief Compliance Officer
Stephen T. Joyce                 Senior Vice President
Thomas M. Marra                  Director
Martin A. Swanson                Vice President
John C. Walters                  Chief Executive Officer
William Wilcox                   Chief Legal Officer
Lizabeth H. Zlatkus              Executive Vice President & Chief Financial Officer, Director

    Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

    All management contracts are discussed in Part A and Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

   (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

   (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

   (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with the four provisions of the no-action letter.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 15th day of June, 2006.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT ELEVEN
(Registrant)


By:        Thomas M. Marra                              *By:       /s/ Shane Daly
           --------------------------------------------            --------------------------------------------
           Thomas M. Marra,                                        Shane Daly
           Chief Executive Officer and                             Attorney-In-Fact
           Chairman of the Board, President*


HARTFORD LIFE INSURANCE COMPANY
(Depositor)


By:        Thomas M. Marra
           --------------------------------------------
           Thomas M. Marra,
           Chief Executive Officer and
           Chairman of the Board, President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Senior Vice President &
     Deputy Chief Financial Officer, Director*
Michael L. Kalen, Executive Vice President, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President and
     Chief Accounting Officer*
John C. Walters, Executive Vice President,
     Director*                                          *By:       /s/ Shane Daly
                                                                   --------------------------------------------
Lizabeth H. Zlatkus, Executive Vice President and                  Shane Daly
     Chief Financial Officer, Director*                            Attorney-in-Fact
David M. Znamierowski, Executive Vice President &
     Chief Investment Officer, Director*
                                                        Date:      June 15, 2006

333-72042

                                EXHIBIT INDEX

      (9)   Opinion and Consent of Christopher M. Grinnell, Senior Counsel and Assistant Vice President.

      (10)  Consent of Deloitte & Touche LLP.

      (99)  Copy of Power of Attorney.